UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 93.76%

AEROSPACE & DEFENSE — 1.80%
Bombardier Inc.
4.25%, 01/15/16[a]	$150	$155,249
7.50%, 03/15/18[a]	100	111,250
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)	100	107,710
Sequa Corp.
7.00%, 12/15/17 (Call 03/03/14)[a]	100	100,267
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	150	160,500

		634,976
AIR FREIGHT & LOGISTICS — 0.30%
CEVA Group PLC
8.38%, 12/01/17 (Call 03/03/14)[a]	100	104,250

		104,250
AIRLINES — 0.45%
Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	150	157,875

		157,875
AUTO COMPONENTS — 1.21%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	175	175,000
Pittsburgh Glass Works LLC
8.00%, 11/15/18 (Call 11/15/15)[a]	25	26,938
Schaeffler Finance BV
7.75%, 02/15/17[a]	200	225,500

		427,438
AUTOMOBILES — 0.57%
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[a]	200	202,000

		202,000
BEVERAGES — 0.95%
Constellation Brands Inc.
7.25%, 09/01/16	200	227,000
Cott Beverages Inc.
8.13%, 09/01/18 (Call 09/01/14)	100	106,625

		333,625
BIOTECHNOLOGY — 0.30%
STHI Holding Corp.
8.00%, 03/15/18 (Call 03/15/14)[a]	100	106,500

		106,500

Security	Principal (000s)	Value

BUILDING PRODUCTS — 1.87%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 03/03/14)[b]	$100	$105,797
Euramax International Inc.
9.50%, 04/01/16 (Call 03/03/14)	50	50,353
Griffon Corp.
7.13%, 04/01/18 (Call 04/01/14)	100	105,899
Grifols Inc.
8.25%, 02/01/18 (Call 03/03/14)	100	106,750
Masco Corp.
6.13%, 10/03/16	100	110,375
USG Corp.
9.75%, 01/15/18	150	178,500

		657,674
CAPITAL MARKETS — 0.89%
American Capital Ltd.
6.50%, 09/15/18 (Call 09/15/15)[a]	100	104,000
E*TRADE Financial Corp.
6.75%, 06/01/16	100	108,750
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a]	100	102,375

		315,125
CHEMICALS — 2.07%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	100	101,707
Celanese U.S. Holdings LLC
6.63%, 10/15/18 (Call 10/15/14)	100	106,081
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/03/14)	100	104,103
Momentive Performance Materials Inc.
11.50%, 12/01/16 (Call 03/03/14)	50	38,598
Perstorp Holding AB
8.75%, 05/15/17 (Call 05/15/15)[a]	200	214,000
PQ Corp.
8.75%, 05/01/18 (Call 11/01/14)[a]	150	164,062

		728,551
COMMERCIAL BANKS — 4.89%
CIT Group Inc.
4.75%, 02/15/15[a,b]	350	361,550
5.00%, 05/15/17	100	106,750
5.25%, 04/01/14[a]	150	150,750
5.25%, 03/15/18	350	372,976
6.63%, 04/01/18[a]	100	111,650
Globe Luxembourg SCA
9.63%, 05/01/18 (Call 05/01/17)[a]	200	209,580
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	50	51,500
5.00%, 10/01/14	200	203,800
5.05%, 01/08/15	100	102,500
Synovus Financial Corp.
5.13%, 06/15/17	50	52,375

		1,723,431
COMMERCIAL SERVICES & SUPPLIES — 3.61%
ADT Corp. (The)
2.25%, 07/15/17	100	98,313

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	$200	$217,000
Cenveo Corp.
8.88%, 02/01/18 (Call 03/03/14)	50	49,694
DynCorp International Inc.
10.38%, 07/01/17 (Call 07/01/14)	50	51,384
Interactive Data Corp.
10.25%, 08/01/18 (Call 08/01/14)[b]	250	271,875
iPayment Inc.
10.25%, 05/15/18 (Call 05/15/15)	50	38,000
R.R. Donnelley & Sons Co.
7.25%, 05/15/18[b]	100	114,500
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 05/15/15)[a]	100	105,285
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	200	216,625
West Corp.
8.63%, 10/01/18 (Call 10/01/14)	100	107,800

		1,270,476
COMMUNICATIONS EQUIPMENT — 1.03%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a]	200	200,750
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	150	162,563

		363,313
COMPUTERS & PERIPHERALS — 0.15%
Dell Inc.
5.65%, 04/15/18	50	51,342

		51,342
CONSTRUCTION & ENGINEERING — 0.92%
Abengoa Finance SAU
8.88%, 11/01/17[a]	150	164,325
Aguila 3 SA
7.88%, 01/31/18 (Call 03/03/14)[a]	150	159,188

		323,513
CONSTRUCTION MATERIALS — 0.80%
Lafarge SA
6.50%, 07/15/16	100	110,289
Vulcan Materials Co.
6.40%, 11/30/17	150	171,000

		281,289
CONSUMER FINANCE — 9.14%
Ally Financial Inc.
3.50%, 07/18/16	100	102,625
3.50%, 01/27/19	100	98,625
4.50%, 02/11/14	250	250,124
6.25%, 12/01/17	250	276,769
8.00%, 12/31/18	100	117,444
8.30%, 02/12/15	250	265,924
General Motors Financial Co. Inc.
2.75%, 05/15/16[a]	200	202,143
4.75%, 08/15/17[a]	150	158,855
6.75%, 06/01/18	150	170,783

Security	Principal (000s)	Value

SLM Corp.
3.88%, 09/10/15	$150	$153,690
5.05%, 11/14/14	150	154,106
6.00%, 01/25/17	300	324,001
8.45%, 06/15/18	350	404,933
Springleaf Finance Corp.
6.90%, 12/15/17	300	327,000
Series I
5.40%, 12/01/15	100	105,000
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[a]	100	106,750

		3,218,772
CONTAINERS & PACKAGING — 1.64%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[a]	200	214,000
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)	100	106,537
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[a]	25	25,500
6.00%, 06/15/17 (Call 06/15/16)[a,b]	125	127,812
Cascades Inc.
7.75%, 12/15/17 (Call 03/03/14)	100	104,094

		577,943
DISTRIBUTORS — 0.23%
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	75	80,063

		80,063
DIVERSIFIED FINANCIAL SERVICES — 0.71%
Affinion Investments LLC
13.50%, 08/15/18 (Call 12/12/16)[a]	50	49,462
National Money Mart Co.
10.38%, 12/15/16 (Call 03/03/14)	100	98,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	100	101,250

		249,212
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.03%
CenturyLink Inc.
6.00%, 04/01/17	200	219,500
Series R
5.15%, 06/15/17	100	107,000
Cincinnati Bell Inc.
8.75%, 03/15/18 (Call 03/15/14)	50	52,250
Frontier Communications Corp.
8.13%, 10/01/18	50	56,875
8.25%, 04/15/17	100	115,625
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)[a]	100	106,250
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/15/14)[a,b]	150	155,625
UPC Holding BV
9.88%, 04/15/18 (Call 04/15/14)[a]	100	106,500
Wind Acquisition Holdings Finance SA
7.25%, 02/15/18 (Call 03/03/14)[a]	200	210,000
11.75%, 07/15/17 (Call 03/03/14)[a]	200	210,500
12.25%, 07/15/17 (Call 03/03/14)[a]	100	103,000
Windstream Corp.
7.88%, 11/01/17	100	114,000
8.13%, 09/01/18 (Call 09/01/14)	200	213,750

		1,770,875

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 1.06%
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	$100	$107,242
EDP Finance BV
6.00%, 02/02/18[a]	150	162,015
RRI Energy Inc.
7.88%, 06/15/17	100	104,605

		373,862
ELECTRICAL EQUIPMENT — 0.29%
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 03/03/14)	100	103,125

		103,125
FOOD & STAPLES RETAILING — 0.62%
SUPERVALU Inc.
8.00%, 05/01/16	100	110,000
Tops Holding Corp./Tops Markets LLC
8.88%, 12/15/17 (Call 06/15/15)[a]	100	109,000

		219,000
FOOD PRODUCTS — 1.23%
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 12/15/14)[a]	96	104,520
Michael Foods Group Inc.
9.75%, 07/15/18 (Call 07/15/14)	100	108,437
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	100	103,750
7.75%, 07/01/17	100	116,000

		432,707
GAS UTILITIES — 0.62%
Sabine Pass LNG LP
7.50%, 11/30/16	150	166,805
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	50	53,356

		220,161
HEALTH CARE EQUIPMENT & SUPPLIES — 1.75%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	200	219,000
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	100	109,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	250	288,437

		616,437
HEALTH CARE PROVIDERS & SERVICES — 3.52%
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	200	210,750
Fresenius Medical Care US Finance Inc.
6.88%, 07/15/17	100	113,250
HCA Holdings Inc.
6.38%, 01/15/15	200	208,250
8.00%, 10/01/18	50	59,375

Security	Principal (000s)	Value

Health Net Inc
6.38%, 06/01/17	$100	$109,000
MedImpact Holdings Inc.
10.50%, 02/01/18 (Call 02/01/15)[a]	100	108,500
MultiPlan Inc.
9.88%, 09/01/18 (Call 09/01/14)[a]	100	108,500
Radiation Therapy Services Inc.
8.88%, 01/15/17 (Call 05/15/14)	100	103,250
Tenet Healthcare Corp.
6.25%, 11/01/18	100	110,250
9.25%, 02/01/15	100	107,500

		1,238,625
HEALTH CARE TECHNOLOGY — 0.33%
IMS Health Inc.
12.50%, 03/01/18 (Call 03/01/15)[a]	100	115,500

		115,500
HOTELS, RESTAURANTS & LEISURE — 3.85%
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	75	82,594
Caesars Entertainment Operating Co. Inc.
10.75%, 02/01/16 (Call 03/03/14)	100	79,000
11.25%, 06/01/17 (Call 03/03/14)	300	304,500
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	50	51,250
MGM Resorts International
7.50%, 06/01/16	250	279,375
7.63%, 01/15/17	150	170,210
11.38%, 03/01/18	100	128,625
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 04/15/14)[a]	100	102,750
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.38%, 02/15/18 (Call 08/15/14)[a]	100	108,000
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 09/01/14)[a]	50	50,687

		1,356,991
HOUSEHOLD DURABLES — 1.75%
DR Horton Inc.
4.75%, 05/15/17	150	158,625
Jarden Corp.
7.50%, 05/01/17	100	115,000
Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)	100	104,500
Standard Pacific Corp.
8.38%, 05/15/18	100	117,250
Toll Brothers Finance Corp.
8.91%, 10/15/17	100	120,250

		615,625
HOUSEHOLD PRODUCTS — 0.28%
Central Garden and Pet Co.
8.25%, 03/01/18 (Call 03/03/14)	100	97,500

		97,500
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.93%
AES Corp. (The)
8.00%, 10/15/17	200	232,977
9.75%, 04/15/16	100	116,550

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Atlantic Power Corp.
9.00%, 11/15/18 (Call 11/15/14)	$50	$53,250
GenOn Energy Inc.
9.50%, 10/15/18[b]	50	53,657
NRG Energy Inc.
7.63%, 01/15/18	200	225,095

		681,529
INTERNET SOFTWARE & SERVICES — 0.07%
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 11/30/14)[a]	25	25,563

		25,563
IT SERVICES — 0.45%
iGATE Corp.
9.00%, 05/01/16 (Call 05/01/14)[b]	100	105,625
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[a]	50	51,875

		157,500
LEISURE EQUIPMENT & PRODUCTS — 0.15%
Easton-Bell Sports Inc.
9.75%, 12/01/16 (Call 03/03/14)	50	52,063

		52,063
MACHINERY — 2.06%
Case New Holland Inc.
7.88%, 12/01/17	200	233,750
CNH Capital LLC
3.63%, 04/15/18	100	101,250
6.25%, 11/01/16	150	164,625
SPX Corp.
6.88%, 09/01/17	200	226,000

		725,625
MARINE — 0.71%
BW Group Ltd.
6.63%, 06/28/17[a]	100	104,250
CMA CGM SA
8.50%, 04/15/17 (Call 04/15/14)[a]	150	146,999

		251,249
MEDIA — 5.57%
Cablevision Systems Corp.
8.63%, 09/15/17	200	233,000
Clear Channel Communications Inc.
14.00%, 02/01/21 (Call 08/01/15)[a]	83	76,725
DISH DBS Corp.
4.25%, 04/01/18	100	102,065
4.63%, 07/15/17	200	209,339
6.63%, 10/01/14	200	206,640
7.13%, 02/01/16	150	164,898
7.75%, 05/31/15	150	162,148
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	100	105,000
11.00%, 08/15/18 (Call 08/15/14)[a]	100	91,000

Security	Principal (000s)	Value

Lamar Media Corp.
7.88%, 04/15/18 (Call 04/15/14)	$100	$104,814
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 03/03/14)[a]	200	216,500
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18 (Call 10/15/14)	100	107,472
Visant Corp.
10.00%, 10/01/17 (Call 03/03/14)	100	96,250
WMG Acquisition Corp.
11.50%, 10/01/18 (Call 10/01/14)	75	85,191

		1,961,042
METALS & MINING — 6.82%
AK Steel Corp.
8.75%, 12/01/18 (Call 12/01/15)	50	56,250
Aleris International Inc.
7.63%, 02/15/18 (Call 03/03/14)	100	105,156
ArcelorMittal SA
4.25%, 08/05/15	150	154,439
4.25%, 03/01/16	200	207,121
6.13%, 06/01/18	200	217,887
9.50%, 02/15/15	150	161,588
Atkore International Inc.
9.88%, 01/01/18 (Call 03/03/14)	90	96,975
Barminco Finance Pty Ltd.
9.00%, 06/01/18[a]	100	93,000
Commercial Metals Co.
7.35%, 08/15/18	100	113,649
Essar Steel Algoma Inc.
9.38%, 03/15/15 (Call 03/03/14)[a]	50	49,000
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	200	211,000
6.88%, 02/01/18 (Call 03/03/14)[a]	100	105,000
7.00%, 11/01/15 (Call 03/14/14)[a]	129	134,160
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 03/15/14)[a,b]	100	103,375
Novelis Inc.
8.38%, 12/15/17 (Call 03/03/14)	150	159,851
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 04/15/15)[b]	100	107,875
Thompson Creek Metals Co. Inc.
9.75%, 12/01/17 (Call 12/01/15)	100	111,000
United States Steel Corp.
7.00%, 02/01/18[b]	100	109,250
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a]	100	106,000

		2,402,576
MULTILINE RETAIL — 0.38%
Sears Holdings Corp.
6.63%, 10/15/18[b]	150	134,625

		134,625
OIL, GAS & CONSUMABLE FUELS — 7.30%
Alpha Natural Resources Inc.
9.75%, 04/15/18[b]	50	52,618
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.63%, 10/15/18 (Call 10/15/14)	50	53,396
Aurora USA Oil & Gas Inc.
9.88%, 02/15/17 (Call 02/15/15)[a]	100	107,662
Chesapeake Energy Corp.
6.50%, 08/15/17	100	112,466
7.25%, 12/15/18	50	57,880
9.50%, 02/15/15	150	161,948

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	$200	$209,296
Crosstex Energy LP/Crosstex Energy Finance Corp.
8.88%, 02/15/18 (Call 03/03/14)	100	104,824
El Paso LLC
7.00%, 06/15/17	100	113,174
Endeavour International Corp.
12.00%, 03/01/18 (Call 03/01/15)	50	51,644
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	100	109,688
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 02/15/15)	100	107,263
EXCO Resources Inc.
7.50%, 09/15/18 (Call 09/15/14)	100	98,641
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 03/03/14)[a]	100	104,423
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a]	250	271,881
NGPL PipeCo LLC
7.12%, 12/15/17[a]	150	139,050
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.88%, 03/15/18 (Call 03/15/14)	100	103,833
Peabody Energy Corp.
6.00%, 11/15/18	150	159,627
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 09/01/14)	50	52,000
Quicksilver Resources Inc.
7.13%, 04/01/16 (Call 03/03/14)	100	95,750
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 12/01/14)[a]	100	104,000
Rockies Express Pipeline LLC
3.90%, 04/15/15[a]	100	100,407
6.85%, 07/15/18[a]	50	49,094
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[a]	50	51,375

		2,571,940
PHARMACEUTICALS — 1.06%
Lantheus Medical Imaging Inc.
9.75%, 05/15/17 (Call 05/15/14)	50	46,250
Valeant Pharmaceuticals International Inc.
6.88%, 12/01/18 (Call 12/01/14)[a]	100	106,625
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[a]	200	219,500

		372,375
PROFESSIONAL SERVICES — 0.30%
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/01/15)[a]	100	104,693

		104,693
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.60%
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 08/15/15)[a]	100	109,250
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[a]	100	100,500

		209,750

Security	Principal (000s)	Value

ROAD & RAIL — 1.05%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)	$100	$107,657
Florida East Coast Railway Corp.
8.13%, 02/01/17 (Call 03/03/14)	100	104,350
Hertz Corp. (The)
7.50%, 10/15/18 (Call 10/15/14)	50	53,361
Kenan Advantage Group Inc. (The)
8.38%, 12/15/18 (Call 12/15/14)[a]	100	105,500

		370,868
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.86%
Advanced Micro Devices Inc.
8.13%, 12/15/17 (Call 03/03/14)	100	104,522
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	200	200,000

		304,522
SOFTWARE — 0.65%
Infor US Inc.
11.50%, 07/15/18 (Call 07/15/15)	100	115,500
NuStar Logistics LP
8.15%, 04/15/18	100	112,515

		228,015
SPECIALTY RETAIL — 1.90%
AutoNation Inc.
6.75%, 04/15/18	100	114,750
Best Buy Co. Inc.
5.00%, 08/01/18	100	102,125
Gymboree Corp. (The)
9.13%, 12/01/18 (Call 12/01/14)[b]	50	44,625
L Brands Inc.
6.90%, 07/15/17	100	115,250
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	150	160,500
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[b]	100	81,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/03/14)	50	50,875

		669,125
TOBACCO — 0.30%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
8.50%, 05/15/18 (Call 05/15/14)	100	105,000

		105,000
TRADING COMPANIES & DISTRIBUTORS — 3.70%
Aircastle Ltd.
6.75%, 04/15/17	100	111,745
9.75%, 08/01/18 (Call 08/01/14)	100	108,500
International Lease Finance Corp.
3.88%, 04/15/18	100	100,500
5.75%, 05/15/16	200	214,033
6.50%, 09/01/14[a]	200	205,502
7.13%, 09/01/18[a]	100	115,633
8.63%, 09/15/15	150	165,304
8.75%, 03/15/17	150	174,545

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	$100	$107,000

		1,302,762
WIRELESS TELECOMMUNICATION SERVICES — 4.04%
MetroPCS Wireless Inc.
7.88%, 09/01/18 (Call 09/01/14)	150	160,312
Sprint Communications Inc.
6.00%, 12/01/16	150	162,750
8.38%, 08/15/17	400	462,000
9.00%, 11/15/18[a]	400	482,000
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)[a]	100	105,500
Trilogy International Partners LLC/Trilogy International Finance Inc.
10.25%, 08/15/16 (Call 03/03/14)[a]	50	50,750

		1,423,312

TOTAL CORPORATE BONDS & NOTES
(Cost: $32,950,874)		33,021,910

SHORT-TERM INVESTMENTS — 11.88%

MONEY MARKET FUNDS — 11.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,897	1,896,653
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	163	163,082
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,125	2,124,836

		4,184,571

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,184,571)		4,184,571

TOTAL INVESTMENTS IN SECURITIES — 105.64%
(Cost: $37,135,445)		37,206,481
Other Assets, Less Liabilities — (5.64)%		(1,987,195)

NET ASSETS — 100.00%		$35,219,286

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

6

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.14%

AEROSPACE & DEFENSE — 1.01%
Boeing Co. (The)
3.50%, 02/15/15	$25	$25,765
Precision Castparts Corp.
0.70%, 12/20/15	25	25,048
United Technologies Corp.
1.80%, 06/01/17	50	50,992

		101,805
BEVERAGES — 3.63%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	100	100,417
Bottling Group LLC
5.50%, 04/01/16	50	55,004
Coca-Cola Co. (The)
1.15%, 04/01/18	50	49,156
1.80%, 09/01/16	50	51,273
Diageo Capital PLC
5.75%, 10/23/17	50	57,340
PepsiCo Inc.
2.50%, 05/10/16	50	51,927

		365,117
BIOTECHNOLOGY — 0.52%
Amgen Inc.
2.50%, 11/15/16	50	51,937

		51,937
CAPITAL MARKETS — 9.52%
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	50	50,167
Credit Suisse (USA) Inc.
4.88%, 01/15/15	100	104,163
Deutsche Bank AG London
3.45%, 03/30/15	100	103,311
Goldman Sachs Group Inc. (The)
2.90%, 07/19/18	25	25,501
5.95%, 01/18/18	150	170,781
6.00%, 05/01/14	100	101,296
Jefferies Group LLC
5.13%, 04/13/18	50	54,565
Morgan Stanley
4.75%, 04/01/14	100	100,655
4.75%, 03/22/17	200	218,778
State Street Corp.
4.96%, 03/15/18	25	27,406

		956,623
CHEMICALS — 1.55%
Dow Chemical Co. (The)
2.50%, 02/15/16	50	51,461

Security	Principal (000s)	Value

E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	$50	$51,357
Ecolab Inc.
3.00%, 12/08/16	50	52,558

		155,376
COMMERCIAL BANKS — 15.40%
Bank of Montreal
1.30%, 07/15/16	75	75,627
Bank of Nova Scotia
1.38%, 07/15/16	100	101,091
Barclays Bank PLC
5.20%, 07/10/14	100	102,125
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	75	74,885
BNP Paribas SA
2.40%, 12/12/18	25	25,023
3.60%, 02/23/16	75	79,160
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	50	49,407
Fifth Third Bancorp
3.63%, 01/25/16	25	26,259
HSBC USA Inc.
2.38%, 02/13/15	100	101,954
PNC Funding Corp.
5.25%, 11/15/15[a]	50	53,798
Rabobank Nederland
3.38%, 01/19/17	75	79,864
Royal Bank of Canada
0.85%, 03/08/16	50	50,098
2.20%, 07/27/18	50	50,621
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	75	76,591
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	50	51,587
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	51,885
2.63%, 09/10/18	25	25,825
U.S. Bancorp
3.15%, 03/04/15	75	77,217
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	100	102,282
Wells Fargo & Co.
1.25%, 07/20/16	75	75,705
5.63%, 12/11/17	100	114,823
Westpac Banking Corp.
2.25%, 01/17/19	50	50,090
3.00%, 08/04/15	50	51,841

		1,547,758
COMMUNICATIONS EQUIPMENT — 0.55%
Cisco Systems Inc.
5.50%, 02/22/16	50	54,952

		54,952
COMPUTERS & PERIPHERALS — 1.76%
Apple Inc.
1.00%, 05/03/18	50	48,718
EMC Corp.
1.88%, 06/01/18	25	25,009

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Hewlett-Packard Co.
3.30%, 12/09/16	$50	$52,560
6.13%, 03/01/14	50	50,194

		176,481
CONSTRUCTION MATERIALS — 0.28%
CRH America Inc.
6.00%, 09/30/16	25	27,817

		27,817
CONSUMER FINANCE — 7.23%
American Express Co.
7.00%, 03/19/18	50	59,886
American Express Credit Corp.
1.75%, 06/12/15	100	101,587
Capital One Financial Corp.
6.75%, 09/15/17	50	58,612
Caterpillar Financial Services Corp.
5.45%, 04/15/18	25	28,571
Series G
1.25%, 11/06/17	50	49,599
Ford Motor Credit Co. LLC
7.00%, 04/15/15	100	107,184
8.00%, 12/15/16	100	117,802
John Deere Capital Corp.
0.95%, 06/29/15	75	75,496
Toyota Motor Credit Corp.
2.00%, 10/24/18	50	50,251
2.05%, 01/12/17	75	77,230

		726,218
DIVERSIFIED FINANCIAL SERVICES — 13.58%
Bank of America Corp.
2.60%, 01/15/19	25	25,148
5.25%, 12/01/15	50	53,795
5.75%, 12/01/17	100	113,883
Series 1
3.75%, 07/12/16	100	106,304
BP Capital Markets PLC
2.24%, 09/26/18	50	50,573
3.63%, 05/08/14	100	100,831
Citigroup Inc.
1.70%, 07/25/16	100	101,181
2.50%, 09/26/18	100	100,816
4.75%, 05/19/15	50	52,468
5.00%, 09/15/14	50	51,331
6.38%, 08/12/14	50	51,466
General Electric Capital Corp.
1.50%, 07/12/16[b]	100	101,352
1.60%, 11/20/17	100	100,026
J.P. Morgan Chase & Co.
1.63%, 05/15/18[b]	150	147,616
4.65%, 06/01/14	100	101,349
5.15%, 10/01/15	100	106,533

		1,364,672
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.92%
AT&T Inc.
1.70%, 06/01/17	100	100,778
5.10%, 09/15/14	100	102,782

Security	Principal (000s)	Value

Orange
2.13%, 09/16/15	$50	$50,884
Telefonica Emisiones SAU
6.42%, 06/20/16	50	55,680
Verizon Communications Inc.
2.50%, 09/15/16	75	77,640
3.65%, 09/14/18	100	106,370

		494,134
ELECTRIC UTILITIES — 1.02%
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	50	50,285
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	25	26,935
Southern Co. (The)
2.45%, 09/01/18	25	25,623

		102,843
ELECTRICAL EQUIPMENT — 0.25%
Eaton Corp.
1.50%, 11/02/17	25	24,952

		24,952
ENERGY EQUIPMENT & SERVICES — 0.50%
Transocean Inc.
2.50%, 10/15/17	50	50,500

		50,500
FOOD & STAPLES RETAILING — 2.24%
Costco Wholesale Corp.
0.65%, 12/07/15	50	50,126
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,218
Wal-Mart Stores Inc.
0.60%, 04/11/16	100	99,982
Walgreen Co.
1.00%, 03/13/15	50	50,241

		225,567
FOOD PRODUCTS — 1.41%
ConAgra Foods Inc.
1.90%, 01/25/18	25	24,872
Kraft Foods Group Inc.
6.13%, 08/23/18	50	58,631
Mondelez International Inc.
6.50%, 08/11/17	50	58,164

		141,667
HEALTH CARE EQUIPMENT & SUPPLIES — 1.27%
Baxter International Inc.
0.95%, 06/01/16	50	50,142
Medtronic Inc.
3.00%, 03/15/15	50	51,471

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Stryker Corp.
2.00%, 09/30/16	$25	$25,688

		127,301
HEALTH CARE PROVIDERS & SERVICES — 1.79%
Express Scripts Holding Co.
3.50%, 11/15/16	75	79,520
UnitedHealth Group Inc.
0.85%, 10/15/15	50	50,148
WellPoint Inc.
1.25%, 09/10/15	50	50,407

		180,075
HOTELS, RESTAURANTS & LEISURE — 0.58%
McDonald’s Corp.
5.80%, 10/15/17	50	57,838

		57,838
HOUSEHOLD PRODUCTS — 0.52%
Procter & Gamble Co. (The)
3.15%, 09/01/15	50	52,107

		52,107
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.28%
Exelon Generation Co. LLC
6.20%, 10/01/17	25	28,358

		28,358
INDUSTRIAL CONGLOMERATES — 0.85%
General Electric Co.
5.25%, 12/06/17	75	85,197

		85,197
INSURANCE — 3.12%
American International Group Inc.
3.80%, 03/22/17	100	106,767
Berkshire Hathaway Inc.
2.20%, 08/15/16	100	103,565
MetLife Inc.
1.76%, 12/15/17	50	50,133
Prudential Financial Inc. Series D
4.75%, 09/17/15	50	53,162

		313,627
IT SERVICES — 1.48%
International Business Machines Corp.
0.45%, 05/06/16	150	149,094

		149,094
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	50	52,206

		52,206

Security	Principal (000s)	Value

MEDIA — 3.72%
Comcast Corp.
5.70%, 05/15/18	$50	$57,732
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	52,487
Omnicom Group Inc.
5.90%, 04/15/16	25	27,591
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,829
Time Warner Cable Inc.
5.85%, 05/01/17	50	54,909
Time Warner Inc.
5.88%, 11/15/16	50	56,207
Viacom Inc.
1.25%, 02/27/15	50	50,322
Walt Disney Co. (The)
0.45%, 12/01/15	50	49,986

		374,063
METALS & MINING — 1.79%
Alcoa Inc.
6.75%, 07/15/18	25	28,392
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	50	50,673
Rio Tinto Finance (USA) PLC
1.38%, 06/17/16	100	100,589

		179,654
MULTI-UTILITIES — 0.57%
Dominion Resources Inc.
6.40%, 06/15/18	25	29,304
National Grid PLC
6.30%, 08/01/16	25	28,064

		57,368
OFFICE ELECTRONICS — 0.77%
Xerox Corp.
4.25%, 02/15/15	75	77,633

		77,633
OIL, GAS & CONSUMABLE FUELS — 6.50%
Anadarko Petroleum Corp.
5.95%, 09/15/16	50	55,766
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	50	50,107
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	50	56,348
Devon Energy Corp.
6.30%, 01/15/19	25	29,503
Enterprise Products Operating LLC
1.25%, 08/13/15	50	50,427
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	25	28,534
Marathon Oil Corp.
0.90%, 11/01/15	50	50,087
Occidental Petroleum Corp.
1.75%, 02/15/17	50	50,948

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	$25	$26,781
Phillips 66
2.95%, 05/01/17	25	26,159
Shell International Finance BV
2.00%, 11/15/18	25	25,201
3.10%, 06/28/15	75	77,762
Total Capital International SA
1.00%, 08/12/16	75	75,200
TransCanada PipeLines Ltd.
0.75%, 01/15/16	50	50,022

		652,845
PHARMACEUTICALS — 4.03%
AbbVie Inc.
1.20%, 11/06/15	50	50,443
1.75%, 11/06/17	25	25,074
AstraZeneca PLC
5.40%, 06/01/14	25	25,399
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	75	75,679
Johnson & Johnson
2.15%, 05/15/16	50	51,779
Merck & Co. Inc.
1.10%, 01/31/18	50	49,136
Novartis Capital Corp.
2.90%, 04/24/15	25	25,766
Pfizer Inc.
1.50%, 06/15/18	50	49,690
Sanofi
2.63%, 03/29/16	50	51,994

		404,960
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.76%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	76,710

		76,710
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.50%
Intel Corp.
1.35%, 12/15/17	50	49,838

		49,838
SOFTWARE — 1.34%
Microsoft Corp.
1.63%, 09/25/15	50	51,039
Oracle Corp.
2.38%, 01/15/19	25	25,434
5.75%, 04/15/18	50	58,098

		134,571
SPECIALTY RETAIL — 0.55%
Home Depot Inc. (The)
5.40%, 03/01/16	50	54,903

		54,903

Security	Principal or Shares (000s)	Value

TOBACCO — 0.84%
Altria Group Inc.
4.13%, 09/11/15	$25	$26,333
Philip Morris International Inc.
5.65%, 05/16/18	50	57,757

		84,090
WIRELESS TELECOMMUNICATION SERVICES — 0.99%
Vodafone Group PLC
0.90%, 02/19/16	50	50,030
1.50%, 02/19/18	50	49,352

		99,382

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,818,501)		9,860,239

FOREIGN AGENCY OBLIGATIONS — 0.76%

NORWAY — 0.76%
Statoil ASA
1.80%, 11/23/16	75	76,735

		76,735

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $76,710)		76,735

SHORT-TERM INVESTMENTS — 2.99%

MONEY MARKET FUNDS — 2.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	106	106,346
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	9	9,144
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	185	185,040

		300,530

TOTAL SHORT-TERM INVESTMENTS
(Cost: $300,530)		300,530

TOTAL INVESTMENTS IN SECURITIES — 101.89%
(Cost: $10,195,741)		10,237,504
Other Assets, Less Liabilities — (1.89)%		(190,300)

NET ASSETS — 100.00%		$10,047,204

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.60%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$68,546	$70,655,574
0.13%, 04/15/17	100,136	103,672,508
0.13%, 04/15/18	107,427	110,884,605
0.50%, 04/15/15[a]	37,418	38,289,531
1.25%, 04/15/14[a]	24,098	24,233,307
1.38%, 07/15/18[a]	4,324	4,743,124
1.63%, 01/15/15[a]	34,744	35,786,709
1.63%, 01/15/18[a]	432	473,639
1.88%, 07/15/15[a]	29,104	30,677,895
2.00%, 07/15/14[a]	35,964	36,717,100
2.00%, 01/15/16	25,246	26,945,826
2.13%, 01/15/19[a]	17,117	19,350,267
2.38%, 01/15/17	35,049	38,751,114
2.50%, 07/15/16[a]	26,706	29,376,084
2.63%, 07/15/17[a]	3,662	4,146,184

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $575,823,382)		574,703,467

SHORT-TERM INVESTMENTS — 43.77%

MONEY MARKET FUNDS — 43.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	206,598	206,597,955
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	17,764	17,764,172
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	28,176	28,175,821

		252,537,948

TOTAL SHORT-TERM INVESTMENTS (Cost: $252,537,948)		252,537,948

TOTAL INVESTMENTS IN SECURITIES — 143.37% (Cost: $828,361,330)		827,241,415
Other Assets, Less Liabilities — (43.37)%		(250,251,702)

NET ASSETS — 100.00%		$576,989,713

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

11

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.73%

AUSTRALIA — 3.75%
Australia (Commonwealth of)
4.75%, 10/21/15	AUD	$1,909	$1,727,180
4.75%, 06/15/16	AUD	4,814	4,398,380
6.25%, 04/15/15	AUD	449	409,389

			6,534,949
AUSTRIA — 3.69%
Austria (Republic of)
3.40%, 10/20/14[a]	EUR	586	808,466
3.50%, 07/15/15[a]	EUR	2,170	3,068,575
4.00%, 09/15/16[a]	EUR	1,725	2,553,059

			6,430,100
BELGIUM — 4.57%
Belgium (Kingdom of)
2.75%, 03/28/16[a]	EUR	1,195	1,696,238
3.25%, 09/28/16[a]	EUR	1,300	1,887,597
3.50%, 03/28/15[a]	EUR	892	1,248,800
3.75%, 09/28/15[a]	EUR	1,472	2,101,585
8.00%, 03/28/15	EUR	699	1,026,214

			7,960,434
CANADA — 3.92%
Canada (Government of)
1.00%, 02/01/15	CAD	950	852,627
1.00%, 05/01/15	CAD	1,433	1,286,146
1.00%, 11/01/15	CAD	750	673,248
1.00%, 08/01/16	CAD	800	716,864
1.25%, 02/01/16	CAD	454	409,555
1.50%, 08/01/15	CAD	47	42,498
2.00%, 12/01/14	CAD	94	85,035
2.00%, 06/01/16	CAD	875	802,760
2.50%, 06/01/15	CAD	20	18,301
2.75%, 09/01/16	CAD	925	865,341
3.00%, 12/01/15	CAD	29	26,964
4.00%, 06/01/16	CAD	1,060	1,016,191
4.50%, 06/01/15	CAD	23	21,589

			6,817,119
DENMARK — 3.97%
Denmark (Kingdom of)
2.50%, 11/15/16	DKK	10,200	1,961,064
4.00%, 11/15/15	DKK	25,593	4,952,001

			6,913,065
FINLAND — 3.46%
Finland (Republic of)
1.75%, 04/15/16[a]	EUR	1,903	2,655,881
4.25%, 07/04/15[a]	EUR	2,355	3,361,051

			6,016,932

Security	Principal (000s)		Value

FRANCE — 5.19%
France (Republic of)
0.25%, 11/25/15	EUR	550	$742,541
2.00%, 07/12/15	EUR	532	736,920
2.25%, 02/25/16	EUR	953	1,340,044
2.50%, 01/15/15	EUR	482	664,051
2.50%, 07/25/16	EUR	676	961,974
3.00%, 10/25/15	EUR	1,090	1,542,079
3.25%, 04/25/16	EUR	640	920,577
3.50%, 04/25/15	EUR	1,242	1,742,504
5.00%, 10/25/16	EUR	250	380,301

			9,030,991
GERMANY — 5.07%
Germany (Federal Republic of)
1.25%, 10/14/16	EUR	450	625,108
1.75%, 10/09/15	EUR	760	1,054,481
2.25%, 04/10/15	EUR	109	151,057
2.50%, 02/27/15	EUR	1,562	2,160,674
3.25%, 07/04/15	EUR	785	1,105,781
3.50%, 01/04/16	EUR	1,749	2,513,489
3.75%, 01/04/17	EUR	75	111,744
4.00%, 07/04/16	EUR	649	957,687
6.00%, 06/20/16	EUR	100	153,708

			8,833,729
IRELAND — 4.54%
Ireland (Republic of)
4.50%, 02/18/15	EUR	1,443	2,025,531
4.60%, 04/18/16	EUR	4,027	5,877,683

			7,903,214
ITALY — 5.63%
Italy (Republic of)
2.25%, 05/15/16	EUR	343	473,048
2.75%, 12/01/15	EUR	487	677,826
2.75%, 11/15/16	EUR	250	348,907
3.00%, 04/15/15	EUR	1,418	1,962,288
3.00%, 06/15/15	EUR	646	896,610
3.00%, 11/01/15	EUR	1,306	1,824,135
3.75%, 08/01/15	EUR	641	900,839
3.75%, 04/15/16	EUR	358	509,628
3.75%, 08/01/16	EUR	826	1,179,801
4.25%, 02/01/15	EUR	167	232,998
4.50%, 07/15/15	EUR	50	70,920
4.75%, 09/15/16	EUR	500	731,926

			9,808,926
JAPAN — 21.72%
Japan (Government of)
0.10%, 01/15/15	JPY	329,650	3,232,920
0.10%, 04/15/15	JPY	116,450	1,142,097
0.10%, 05/15/15	JPY	130,150	1,276,487
0.10%, 08/15/15	JPY	179,750	1,763,043
0.10%, 09/15/15	JPY	186,400	1,828,305

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2014

Security	Principal (000s)		Value

0.10%, 10/15/15	JPY	25,650	$251,591
0.20%, 06/15/15	JPY	38,500	378,118
0.20%, 07/15/15	JPY	174,050	1,709,559
0.30%, 06/20/15	JPY	31,500	309,799
0.30%, 09/20/15	JPY	78,650	773,937
0.30%, 06/20/16	JPY	72,450	713,844
0.30%, 09/20/16	JPY	104,000	1,025,091
0.30%, 12/20/16	JPY	225,000	2,218,517
0.40%, 06/20/15	JPY	192,850	1,899,247
0.40%, 09/20/15	JPY	51,450	507,104
0.40%, 06/20/16	JPY	311,850	3,079,880
0.40%, 09/20/16	JPY	246,700	2,437,972
0.40%, 12/20/16	JPY	100,000	988,822
0.50%, 03/20/15	JPY	140,850	1,387,577
0.50%, 12/20/15	JPY	94,400	932,892
0.50%, 03/20/16	JPY	114,650	1,133,932
0.60%, 12/20/15	JPY	21,200	209,896
0.60%, 03/20/16	JPY	51,450	509,929
1.20%, 06/20/15	JPY	20,700	206,087
1.30%, 03/20/15	JPY	101,700	1,010,817
1.30%, 06/20/15	JPY	59,750	595,666
1.40%, 09/20/15	JPY	90,000	901,377
1.40%, 12/20/15	JPY	69,000	693,275
1.50%, 03/20/15	JPY	50,000	498,058
1.50%, 09/20/15	JPY	176,950	1,775,035
1.50%, 12/20/15	JPY	74,300	747,896
1.60%, 12/20/15	JPY	70,800	713,963
1.70%, 09/20/16	JPY	95,000	970,521

			37,823,254
NETHERLANDS — 4.62%
Netherlands (Kingdom of the)
0.00%, 04/15/16[a]	EUR	1,090	1,463,178
0.75%, 04/15/15	EUR	1,121	1,522,782
2.50%, 01/15/17[a]	EUR	925	1,326,482
3.25%, 07/15/15[a]	EUR	1,360	1,915,985
4.00%, 07/15/16[a]	EUR	1,234	1,817,091

			8,045,518
NORWAY — 4.47%
Norway (Kingdom of)
5.00%, 05/15/15	NOK	46,784	7,780,585

			7,780,585
PORTUGAL — 4.46%
Portugal (Republic of)
3.35%, 10/15/15[a]	EUR	2,867	3,971,940
3.60%, 10/15/14[a]	EUR	215	294,743
4.20%, 10/15/16[a]	EUR	1,575	2,218,144
6.40%, 02/15/16[a]	EUR	877	1,272,318

			7,757,145
SPAIN — 5.13%
Spain (Kingdom of)
2.75%, 03/31/15	EUR	415	572,224
3.00%, 04/30/15	EUR	1,591	2,203,023
3.15%, 01/31/16	EUR	833	1,169,141
3.25%, 04/30/16	EUR	849	1,195,799
3.30%, 10/31/14	EUR	81	111,286

Security	Principal or Shares (000s)		Value

3.30%, 07/30/16	EUR	693	$978,833
3.75%, 10/31/15	EUR	622	878,994
4.00%, 07/30/15	EUR	807	1,138,134
4.40%, 01/31/15	EUR	491	686,459

			8,933,893
SWEDEN — 4.58%
Sweden (Kingdom of)
3.00%, 07/12/16	SEK	20,560	3,295,655
4.50%, 08/12/15	SEK	28,950	4,674,535

			7,970,190
SWITZERLAND — 3.96%
Switzerland (Confederation of)
2.50%, 03/12/16[b]	CHF	3,834	4,468,802
3.75%, 06/10/15[b]	CHF	2,093	2,432,608

			6,901,410
UNITED KINGDOM — 5.00%
United Kingdom
1.75%, 01/22/17[b]	GBP	1,300	2,183,060
2.00%, 01/22/16[b]	GBP	917	1,547,065
4.00%, 09/07/16[b]	GBP	925	1,644,969
4.75%, 09/07/15[b]	GBP	1,587	2,783,026
8.00%, 12/07/15[b]	GBP	292	545,334

			8,703,454

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $169,402,068)			170,164,908

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		126	126,146

			126,146

TOTAL SHORT-TERM INVESTMENTS (Cost: $126,146)			126,146

TOTAL INVESTMENTS IN SECURITIES — 97.80% (Cost: $169,528,214)			170,291,054
Other Assets, Less Liabilities — 2.20%			3,826,131

NET ASSETS — 100.00%			$174,117,185

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

13

Schedule of Investments  (Unaudited)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.99%

AEROSPACE & DEFENSE — 2.36%
Boeing Co. (The)
3.50%, 02/15/15	$400	$413,216
4.88%, 02/15/20	600	678,866
General Dynamics Corp.
1.00%, 11/15/17	150	146,531
2.25%, 07/15/16	100	103,613
3.60%, 11/15/42 (Call 05/15/42)[a]	150	129,990
3.88%, 07/15/21 (Call 04/15/21)[a]	350	369,066
Honeywell International Inc.
4.25%, 03/01/21	300	329,830
5.30%, 03/01/18	100	114,589
5.38%, 03/01/41	475	554,225
Lockheed Martin Corp.
3.35%, 09/15/21	850	864,996
4.85%, 09/15/41	400	413,389
Precision Castparts Corp.
1.25%, 01/15/18[a]	500	493,221
2.50%, 01/15/23 (Call 10/15/22)	300	279,786
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	650	605,595
3.13%, 10/15/20	150	153,187
United Technologies Corp.
1.80%, 06/01/17	900	919,316
3.10%, 06/01/22	1,175	1,171,708
4.50%, 06/01/42	1,400	1,410,320
5.70%, 04/15/40	75	89,106
6.13%, 02/01/19	25	29,681

		9,270,231
AIR FREIGHT & LOGISTICS — 0.47%
United Parcel Service Inc.
2.45%, 10/01/22	850	806,523
3.13%, 01/15/21	50	51,441
4.88%, 11/15/40 (Call 05/15/40)	350	371,006
5.13%, 04/01/19	500	572,750
6.20%, 01/15/38	25	31,261

		1,832,981
AIRLINES — 0.04%
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	150	151,500

		151,500
BEVERAGES — 4.46%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	1,000	1,007,811
2.63%, 01/17/23	750	707,749
3.70%, 02/01/24	250	253,593
4.63%, 02/01/44	300	305,460
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	1,150	1,154,797

Security	Principal (000s)	Value

1.38%, 07/15/17	$1,700	$1,699,608
2.50%, 07/15/22	100	94,435
3.75%, 07/15/42	1,100	970,963
8.20%, 01/15/39	250	378,077
Coca-Cola Co. (The)
0.75%, 03/13/15	700	703,415
0.75%, 11/01/16	200	199,501
1.65%, 03/14/18	700	705,432
1.65%, 11/01/18	350	348,962
1.80%, 09/01/16	100	102,728
2.45%, 11/01/20	500	495,219
2.50%, 04/01/23	400	376,736
3.30%, 09/01/21	500	514,272
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	250	249,882
3.88%, 11/26/23[a]	250	251,145
Diageo Capital PLC
1.50%, 05/11/17	1,225	1,230,794
2.63%, 04/29/23 (Call 01/29/23)[a]	750	695,819
Diageo Investment Corp.
4.25%, 05/11/42	350	332,109
PepsiCo Inc.
0.70%, 08/13/15	1,750	1,754,752
0.75%, 03/05/15	75	75,359
2.75%, 03/05/22	1,700	1,653,133
2.75%, 03/01/23	750	707,208
3.60%, 08/13/42	350	299,980
4.00%, 03/05/42	150	136,906
7.90%, 11/01/18	125	157,832

		17,563,677
CAPITAL MARKETS — 7.86%
Ameriprise Financial Inc.
5.30%, 03/15/20[a]	500	570,314
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	250	250,359
1.20%, 02/20/15 (Call 01/20/15)	75	75,659
1.35%, 03/06/18 (Call 02/06/18)	500	493,392
2.10%, 01/15/19 (Call 12/15/18)	350	350,242
2.30%, 07/28/16	1,290	1,342,133
3.55%, 09/23/21 (Call 08/23/21)	350	363,699
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	324,781
Credit Suisse (USA) Inc.
5.13%, 08/15/15	775	825,396
5.38%, 03/02/16	75	81,217
Deutsche Bank AG London
3.25%, 01/11/16[a]	425	444,106
6.00%, 09/01/17[a]	1,150	1,321,969
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	1,500	1,514,432
2.38%, 01/22/18[a]	1,000	1,005,290
2.90%, 07/19/18	300	305,868
3.30%, 05/03/15	1,475	1,519,799
3.63%, 02/07/16	525	550,162
3.63%, 01/22/23	700	682,008
5.25%, 07/27/21	200	219,182
5.35%, 01/15/16	250	269,931
5.75%, 01/24/22	1,350	1,523,006
6.13%, 02/15/33[a]	200	228,124
6.15%, 04/01/18	1,575	1,808,805
6.25%, 09/01/17	50	57,252
6.25%, 02/01/41	800	931,003

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Invesco Finance PLC
3.13%, 11/30/22	$300	$286,701
Morgan Stanley
2.13%, 04/25/18[a]	500	498,784
3.75%, 02/25/23	500	491,753
3.80%, 04/29/16	1,750	1,847,960
4.00%, 07/24/15	1,000	1,045,309
4.75%, 03/22/17	1,850	2,022,953
5.50%, 01/26/20	550	618,890
5.50%, 07/28/21	850	954,149
5.63%, 09/23/19	850	970,476
5.75%, 01/25/21	150	170,568
6.00%, 04/28/15	550	584,818
6.38%, 07/24/42	875	1,038,107
6.63%, 04/01/18	1,200	1,405,817
Northern Trust Corp.
2.38%, 08/02/22	375	352,983
3.95%, 10/30/25	250	250,733
State Street Corp.
2.88%, 03/07/16	500	522,501
3.10%, 05/15/23	300	284,403
3.70%, 11/20/23	250	255,819
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	286,913

		30,947,766
CHEMICALS — 0.90%
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	800	830,248
4.15%, 02/15/43	400	366,895
6.00%, 07/15/18	400	468,154
Lubrizol Corp.
8.88%, 02/01/19	250	324,676
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	250	273,961
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	625	572,964
4.50%, 08/15/19	400	445,845
Sherwin-Williams Co. (The)
1.35%, 12/15/17	250	246,439

		3,529,182
COMMERCIAL BANKS — 16.69%
Abbey National Treasury Services PLC
4.00%, 04/27/16	350	371,885
Australia and New Zealand Banking Group Ltd.
1.45%, 05/15/18	500	490,059
1.88%, 10/06/17	250	252,609
Bank of Montreal
1.30%, 07/15/16	350	353,290
1.40%, 09/11/17	700	696,768
1.45%, 04/09/18 (Call 03/09/18)	300	295,719
2.55%, 11/06/22 (Call 10/06/22)[a]	300	280,413
Bank of Nova Scotia
0.75%, 10/09/15	1,000	1,003,155
1.45%, 04/25/18	550	540,965
2.05%, 10/07/15	350	359,010
2.55%, 01/12/17	1,250	1,301,238
Bank One Corp.
8.00%, 04/29/27	25	32,289

Security	Principal (000s)	Value

Barclays Bank PLC
2.75%, 02/23/15	$100	$102,570
5.00%, 09/22/16	1,000	1,100,925
5.13%, 01/08/20	400	452,045
6.75%, 05/22/19	250	302,707
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,250	1,254,538
5.20%, 12/23/15	500	538,207
BNP Paribas SA
2.38%, 09/14/17	250	255,174
2.40%, 12/12/18	500	500,334
3.25%, 03/03/23	500	478,348
3.60%, 02/23/16	1,425	1,501,530
5.00%, 01/15/21	600	658,696
BPCE SA
2.50%, 12/10/18	250	249,597
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	250	252,353
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	700	703,803
1.35%, 07/18/16	350	353,727
Comerica Bank
5.75%, 11/21/16	250	281,566
Commonwealth Bank of Australia
1.90%, 09/18/17	700	707,824
Credit Suisse New York
3.50%, 03/23/15	500	517,024
4.38%, 08/05/20[a]	1,050	1,142,258
Fifth Third Bank
1.15%, 11/18/16 (Call 10/18/16)	500	501,174
HSBC Bank (USA) N.A.
4.88%, 08/24/20[a]	1,400	1,517,534
HSBC Holdings PLC
4.00%, 03/30/22	500	520,556
5.10%, 04/05/21	675	755,806
6.50%, 05/02/36	950	1,129,400
6.50%, 09/15/37	900	1,075,484
HSBC USA Inc.
2.38%, 02/13/15	600	612,446
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,400	1,605,987
KeyBank N.A.
1.65%, 02/01/18	250	246,794
Lloyds Bank PLC
4.20%, 03/28/17[a]	750	813,876
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	250	245,726
Murray Street Investment Trust I
4.65%, 03/09/17[b]	1,150	1,242,959
National Australia Bank Ltd.
1.60%, 08/07/15	25	25,430
2.75%, 03/09/17	700	730,098
3.00%, 01/20/23	500	475,396
National Bank of Canada
1.50%, 06/26/15	500	506,755
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[c]	250	232,551
2.95%, 01/30/23 (Call 12/30/22)[c]	400	376,101
4.20%, 11/01/25 (Call 10/02/25)[c]	350	353,267
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[c]	650	678,389
3.63%, 02/08/15[c]	700	722,492
5.13%, 02/08/20[a,c]	700	796,428

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Rabobank Nederland
2.13%, 10/13/15	$400	$410,562
3.38%, 01/19/17	1,250	1,331,574
3.88%, 02/08/22	950	973,507
3.95%, 11/09/22	250	246,015
5.25%, 05/24/41	300	324,070
5.75%, 12/01/43	500	527,778
Royal Bank of Canada
0.80%, 10/30/15	600	602,479
0.85%, 03/08/16	500	501,437
1.15%, 03/13/15	500	504,667
2.20%, 07/27/18	750	758,502
2.30%, 07/20/16	250	258,454
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	750	799,610
6.13%, 01/11/21[a]	500	583,027
Societe Generale
2.75%, 10/12/17	250	258,166
Sumitomo Mitsui Banking Corp.
1.45%, 07/19/16	250	252,661
1.50%, 01/18/18	500	492,678
1.80%, 07/18/17[a]	700	706,308
2.45%, 01/10/19	500	505,700
3.00%, 01/18/23[a]	250	239,184
Svenska Handelsbanken AB
1.63%, 03/21/18	500	494,842
2.88%, 04/04/17	350	365,065
3.13%, 07/12/16	500	525,473
Toronto-Dominion Bank (The)
1.40%, 04/30/18	500	491,146
2.38%, 10/19/16	775	803,231
2.63%, 09/10/18	500	515,133
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	700	710,278
2.20%, 11/15/16 (Call 10/14/16)	150	155,146
2.95%, 07/15/22 (Call 06/15/22)	550	521,503
3.00%, 03/15/22 (Call 02/15/22)	500	492,249
UBS AG Stamford
4.88%, 08/04/20	700	784,320
5.88%, 12/20/17	900	1,034,049
Union Bank N.A.
2.13%, 06/16/17	350	355,643
2.63%, 09/26/18 (Call 08/26/18)	500	513,908
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35[a]	350	364,717
5.63%, 10/15/16	850	953,159
5.75%, 06/15/17	700	800,397
Wells Fargo & Co.
1.50%, 07/01/15	1,925	1,953,181
1.50%, 01/16/18	500	498,373
2.10%, 05/08/17	500	512,244
2.15%, 01/15/19[a]	1,500	1,503,148
3.00%, 01/22/21	500	503,482
3.50%, 03/08/22	975	984,721
3.68%, 06/15/16[b]	475	506,090
4.60%, 04/01/21	500	548,923
5.61%, 01/15/44[d]	1,422	1,492,484
5.63%, 12/11/17	250	287,001
Series M
3.45%, 02/13/23	925	887,545
Westpac Banking Corp.
0.95%, 01/12/16	500	502,782
1.13%, 09/25/15	1,250	1,262,573

Security	Principal (000s)	Value

2.00%, 08/14/17	$700	$711,237
2.25%, 01/17/19	350	351,554
3.00%, 08/04/15	50	51,905
4.88%, 11/19/19	425	475,876

		65,685,032
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Catholic Health Initiatives
2.95%, 11/01/22	500	466,181
Unilever Capital Corp.
0.85%, 08/02/17	650	639,317
2.20%, 03/06/19	200	201,781
5.90%, 11/15/32	100	126,864

		1,434,143
COMMUNICATIONS EQUIPMENT — 0.79%
Cisco Systems Inc.
4.45%, 01/15/20	825	918,566
4.95%, 02/15/19	850	968,082
5.50%, 02/22/16	350	384,559
5.50%, 01/15/40	775	842,431

		3,113,638
COMPUTERS & PERIPHERALS — 1.09%
Apple Inc.
0.45%, 05/03/16	350	348,420
1.00%, 05/03/18[a]	1,000	974,393
2.40%, 05/03/23[a]	1,250	1,140,372
3.85%, 05/04/43	700	599,571
EMC Corp.
1.88%, 06/01/18	500	499,786
2.65%, 06/01/20[a]	500	495,981
3.38%, 06/01/23 (Call 03/01/23)	250	246,775

		4,305,298
CONSUMER FINANCE — 3.75%
American Express Co.
2.65%, 12/02/22	143	134,680
4.05%, 12/03/42	337	301,428
7.00%, 03/19/18	600	720,141
American Express Credit Corp.
1.30%, 07/29/16	500	504,156
1.75%, 06/12/15	425	431,850
2.13%, 07/27/18[a]	500	505,140
2.38%, 03/24/17[a]	575	592,524
2.75%, 09/15/15	500	516,816
2.80%, 09/19/16	1,000	1,045,010
American Honda Finance Corp.
2.13%, 10/10/18	250	253,241
Boeing Capital Corp.
4.70%, 10/27/19	250	281,861
Caterpillar Financial Services Corp.
0.70%, 11/06/15	1,000	1,003,121
HSBC Finance Corp.
5.00%, 06/30/15	950	1,003,735
6.68%, 01/15/21	800	933,176
John Deere Capital Corp.
0.70%, 09/04/15	700	702,639
0.88%, 04/17/15	50	50,292

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

1.20%, 10/10/17	$950	$943,800
2.25%, 04/17/19	725	732,657
Toyota Motor Credit Corp.
0.88%, 07/17/15	850	855,106
1.00%, 02/17/15	500	503,846
1.75%, 05/22/17	1,100	1,119,854
2.00%, 09/15/16	250	257,360
2.00%, 10/24/18	300	301,821
2.63%, 01/10/23	750	709,497
3.30%, 01/12/22	350	356,673

		14,760,424
DIVERSIFIED CONSUMER SERVICES — 0.09%
Massachusetts Institute of Technology
5.60%, 07/01/11	250	302,168
Princeton University Series A
4.95%, 03/01/19	50	57,004

		359,172
DIVERSIFIED FINANCIAL SERVICES — 13.06%
Bank of America Corp.
1.25%, 01/11/16	200	200,914
3.30%, 01/11/23	1,000	953,725
3.70%, 09/01/15	2,000	2,084,219
4.50%, 04/01/15	450	470,035
5.00%, 05/13/21	100	109,443
5.70%, 01/24/22	250	284,127
5.75%, 12/01/17	500	569,203
5.88%, 02/07/42	900	1,018,954
6.40%, 08/28/17	1,800	2,079,877
6.50%, 08/01/16	950	1,070,828
6.50%, 07/15/18	75	87,625
6.88%, 04/25/18	350	416,012
7.63%, 06/01/19	1,250	1,547,848
Series 1
3.75%, 07/12/16	1,000	1,059,766
BP Capital Markets PLC
1.38%, 11/06/17[a]	300	298,284
1.85%, 05/05/17	2,525	2,570,340
2.24%, 09/26/18	300	304,061
2.50%, 11/06/22[a]	650	601,377
2.75%, 05/10/23	800	743,270
3.13%, 10/01/15	700	729,360
4.74%, 03/11/21	50	55,208
Citigroup Inc.
1.25%, 01/15/16	200	200,919
1.70%, 07/25/16	750	758,007
1.75%, 05/01/18	250	245,605
2.50%, 09/26/18	1,000	1,005,456
3.38%, 03/01/23	500	476,821
4.45%, 01/10/17	1,200	1,300,340
4.50%, 01/14/22	1,750	1,853,322
4.75%, 05/19/15	1,573	1,652,926
5.38%, 08/09/20	125	141,556
6.13%, 11/21/17	750	863,338
6.13%, 05/15/18[a]	1,000	1,160,427
6.88%, 03/05/38	17	21,369
8.13%, 07/15/39	900	1,285,054
8.50%, 05/22/19	350	450,043

Security	Principal (000s)	Value

CME Group Inc.
3.00%, 09/15/22	$350	$339,143
Daimler Finance North America LLC
8.50%, 01/18/31	325	478,405
General Electric Capital Corp.
1.00%, 01/08/16	1,000	1,005,913
1.63%, 07/02/15	900	914,791
1.63%, 04/02/18	500	497,193
2.25%, 11/09/15	50	51,459
2.30%, 04/27/17	350	361,268
2.30%, 01/14/19	300	303,300
3.10%, 01/09/23	450	433,993
4.63%, 01/07/21	1,250	1,376,433
4.65%, 10/17/21	750	822,788
5.63%, 09/15/17	150	171,266
5.63%, 05/01/18	700	807,347
5.88%, 01/14/38	2,075	2,379,589
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[e]	1,000	1,090,000
IntercontinentalExchange Group Inc.
2.50%, 10/15/18	250	254,622
4.00%, 10/15/23	250	256,712
J.P. Morgan Chase & Co.
1.10%, 10/15/15	500	501,586
1.13%, 02/26/16	250	250,577
1.80%, 01/25/18[a]	250	248,901
2.00%, 08/15/17	600	607,565
2.35%, 01/28/19	500	499,880
3.15%, 07/05/16	1,350	1,411,407
3.20%, 01/25/23[a]	650	622,076
3.25%, 09/23/22	1,350	1,301,666
3.40%, 06/24/15	800	829,841
3.88%, 02/01/24	500	499,048
4.35%, 08/15/21	175	185,159
5.40%, 01/06/42	1,000	1,075,029
5.60%, 07/15/41	50	55,222
6.00%, 01/15/18	600	690,707
6.30%, 04/23/19	700	827,490
6.40%, 05/15/38	425	514,668
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	350	478,069
Series C
8.00%, 03/01/32	250	346,956
NYSE Euronext Inc.
2.00%, 10/05/17	250	251,486

		51,411,214
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.70%
AT&T Inc.
0.88%, 02/13/15	850	852,737
1.40%, 12/01/17	500	494,053
1.70%, 06/01/17	1,400	1,410,346
2.50%, 08/15/15	1,000	1,027,160
2.95%, 05/15/16	200	208,654
3.00%, 02/15/22[a]	1,325	1,254,965
4.30%, 12/15/42 (Call 06/15/42)	617	534,964
4.35%, 06/15/45 (Call 12/15/44)	250	215,781
5.35%, 09/01/40	725	724,596
5.50%, 02/01/18	300	340,727
5.55%, 08/15/41	1,000	1,025,178
5.80%, 02/15/19	300	349,451
6.30%, 01/15/38	400	446,686
6.50%, 09/01/37	1,300	1,484,890

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	$275	$273,781

		10,643,969
ELECTRIC UTILITIES — 2.97%
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	173,312
Commonwealth Edison Co.
5.80%, 03/15/18	600	695,313
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	1,175	1,103,614
5.30%, 02/15/40	75	85,102
7.00%, 11/15/18	700	857,789
Duke Energy Florida Inc.
6.40%, 06/15/38	150	191,295
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	550	534,544
5.30%, 01/15/19	50	57,479
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	650	619,036
5.69%, 03/01/40	150	178,176
Georgia Power Co.
4.25%, 12/01/19	250	272,397
4.30%, 03/15/42	650	612,182
Series 10-C
4.75%, 09/01/40	100	100,393
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,825
5.13%, 11/01/40 (Call 05/01/40)	250	274,989
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	550	568,051
5.40%, 01/15/40	150	164,368
5.80%, 03/01/37	150	171,390
6.05%, 03/01/34	900	1,060,203
PacifiCorp
6.00%, 01/15/39	500	609,733
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	275	240,448
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	300	291,777
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	374,066
4.65%, 10/01/43 (Call 04/01/43)	500	520,095
5.50%, 03/15/40	350	402,632
Series 08-A
5.95%, 02/01/38	50	60,294
Virginia Electric and Power Co.
5.40%, 04/30/18	600	687,259
8.88%, 11/15/38	475	751,492

		11,709,254
ELECTRICAL EQUIPMENT — 0.28%
ABB Finance (USA) Inc.
1.63%, 05/08/17	350	350,477
2.88%, 05/08/22	25	24,221
4.38%, 05/08/42	250	240,616
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	500	478,798

		1,094,112

Security	Principal (000s)	Value

ENERGY EQUIPMENT & SERVICES — 0.94%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$350	$353,000
5.13%, 09/15/40	400	440,287
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	150	168,045
5.88%, 05/01/19	250	291,997
Halliburton Co.
1.00%, 08/01/16	300	301,171
3.25%, 11/15/21 (Call 08/15/21)	650	655,717
4.50%, 11/15/41 (Call 05/15/41)	350	345,985
4.75%, 08/01/43	200	204,048
7.45%, 09/15/39	175	243,807
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	500	470,855
3.95%, 12/01/42 (Call 06/01/42)	250	227,015

		3,701,927
FOOD & STAPLES RETAILING — 2.55%
Costco Wholesale Corp.
0.65%, 12/07/15	500	501,453
1.70%, 12/15/19	500	488,049
5.50%, 03/15/17	250	280,861
Sysco Corp.
5.25%, 02/12/18	300	340,500
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,200	1,215,842
2.55%, 04/11/23 (Call 01/11/23)[a]	850	795,386
2.88%, 04/01/15	500	514,911
3.25%, 10/25/20	950	978,099
5.63%, 04/15/41	1,850	2,144,498
5.80%, 02/15/18[a]	700	817,976
6.50%, 08/15/37	1,550	1,967,125

		10,044,700
FOOD PRODUCTS — 0.29%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	150	135,466
4.48%, 03/01/21	250	269,819
5.45%, 03/15/18	300	342,731
5.77%, 03/01/41	325	376,402

		1,124,418
HEALTH CARE EQUIPMENT & SUPPLIES — 1.86%
Abbott Laboratories
5.30%, 05/27/40	650	749,136
Baxter International Inc.
1.85%, 01/15/17[a]	500	506,756
2.40%, 08/15/22	550	512,715
3.20%, 06/15/23 (Call 03/15/23)	750	731,073
5.90%, 09/01/16	30	33,226
Becton, Dickinson and Co.
3.13%, 11/08/21	400	402,654
Covidien International Finance SA
1.35%, 05/29/15	500	504,539
2.95%, 06/15/23 (Call 03/15/23)	250	236,818
6.55%, 10/15/37	275	349,847
CR Bard Inc.
1.38%, 01/15/18	250	245,536

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Medtronic Inc.
2.63%, 03/15/16	$600	$624,908
3.00%, 03/15/15	350	360,531
3.13%, 03/15/22 (Call 12/15/21)[a]	500	496,685
4.00%, 04/01/43 (Call 10/01/42)	500	457,799
St. Jude Medical Inc.
2.50%, 01/15/16	350	359,715
3.25%, 04/15/23 (Call 01/15/23)	250	240,560
4.75%, 04/15/43 (Call 10/15/42)	150	150,139
Stryker Corp.
2.00%, 09/30/16	350	360,185

		7,322,822
HEALTH CARE PROVIDERS & SERVICES — 1.59%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	500	496,309
2.75%, 11/15/22 (Call 08/15/22)	300	280,965
4.50%, 05/15/42 (Call 11/15/41)	525	510,743
6.00%, 06/15/16	400	446,144
Howard Hughes Medical Institute
3.50%, 09/01/23	500	505,348
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	251,952
McKesson Corp.
0.95%, 12/04/15	250	250,492
3.25%, 03/01/16	300	313,615
4.75%, 03/01/21 (Call 12/01/20)	250	272,208
UnitedHealth Group Inc.
1.40%, 10/15/17	500	497,632
2.75%, 02/15/23 (Call 11/15/22)	250	235,798
2.88%, 03/15/22 (Call 12/15/21)	700	681,960
2.88%, 03/15/23	250	238,106
4.25%, 03/15/43 (Call 09/15/42)[a]	600	567,972
6.00%, 02/15/18	50	58,049
6.88%, 02/15/38	500	655,315

		6,262,608
HOTELS, RESTAURANTS & LEISURE — 0.44%
McDonald’s Corp.
0.75%, 05/29/15	350	351,565
2.63%, 01/15/22	350	342,030
3.70%, 02/15/42	600	537,735
5.35%, 03/01/18	75	86,025
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	400	409,586

		1,726,941
HOUSEHOLD PRODUCTS — 0.94%
Colgate-Palmolive Co.
1.95%, 02/01/23	350	315,558
Kimberly-Clark Corp.
6.63%, 08/01/37	25	32,554
7.50%, 11/01/18	350	437,971
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,410	1,436,494
3.50%, 02/15/15	250	258,393
5.55%, 03/05/37	810	955,483
Series FIX
0.75%, 11/04/16	250	249,714

		3,686,167

Security	Principal (000s)	Value

INDUSTRIAL CONGLOMERATES — 0.92%
3M Co.
1.38%, 09/29/16	$250	$253,963
2.00%, 06/26/22	575	537,956
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	370,861
General Electric Co.
0.85%, 10/09/15	500	502,417
2.70%, 10/09/22	300	285,657
4.13%, 10/09/42	200	186,337
5.25%, 12/06/17	500	569,189
Koninklijke Philips NV
3.75%, 03/15/22	550	565,196
5.00%, 03/15/42	100	102,073
6.88%, 03/11/38	200	252,396

		3,626,045
INSURANCE — 2.86%
ACE INA Holdings Inc.
2.60%, 11/23/15	700	723,737
AEGON Funding Co. LLC
5.75%, 12/15/20[a]	250	289,287
Aflac Inc.
2.65%, 02/15/17[a]	600	625,302
Allstate Corp. (The)
3.15%, 06/15/23	250	241,729
4.50%, 06/15/43	250	247,031
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	350	351,652
1.30%, 05/15/18[a]	500	492,062
1.60%, 05/15/17	600	608,067
3.00%, 05/15/22	450	444,511
3.20%, 02/11/15	775	797,949
4.40%, 05/15/42	150	140,238
5.75%, 01/15/40	50	56,814
Berkshire Hathaway Inc.
1.90%, 01/31/17	50	51,278
3.00%, 02/11/23	500	483,876
4.50%, 02/11/43	500	474,858
Chubb Corp. (The)
5.75%, 05/15/18	300	346,207
6.38%, 03/29/67 (Call 04/15/17)[e]	550	602,250
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	250	228,693
4.13%, 05/15/43 (Call 11/15/42)	100	87,677
MetLife Inc.
1.76%, 12/15/17	500	501,453
3.05%, 12/15/22	250	239,156
4.13%, 08/13/42	610	544,319
4.88%, 11/13/43	250	252,002
6.75%, 06/01/16	150	169,721
7.72%, 02/15/19[a]	750	940,822
Series D
4.37%, 09/15/23	500	520,755
Travelers Companies Inc. (The)
5.35%, 11/01/40	550	610,925

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Travelers Property Casualty Corp.
6.38%, 03/15/33	$150	$184,843

		11,257,214
INTERNET SOFTWARE & SERVICES — 0.49%
Baidu Inc.
3.50%, 11/28/22	500	458,125
eBay Inc.
1.35%, 07/15/17	350	348,451
2.60%, 07/15/22 (Call 04/15/22)[a]	425	395,782
4.00%, 07/15/42 (Call 01/15/42)	100	84,588
Google Inc.
2.13%, 05/19/16	600	620,560
3.63%, 05/19/21	25	26,577

		1,934,083
IT SERVICES — 1.34%
International Business Machines Corp.
0.45%, 05/06/16	250	249,147
0.55%, 02/06/15	100	100,241
0.75%, 05/11/15	2,100	2,110,377
1.25%, 02/08/18	500	494,078
1.63%, 05/15/20	500	473,415
1.88%, 08/01/22	350	312,133
4.00%, 06/20/42	860	785,816
7.63%, 10/15/18	600	751,894

		5,277,101
MACHINERY — 1.01%
Caterpillar Inc.
1.50%, 06/26/17[a]	700	705,067
3.80%, 08/15/42	350	306,741
3.90%, 05/27/21	700	742,625
5.20%, 05/27/41	200	216,137
7.90%, 12/15/18	250	315,816
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	300	304,108
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	400	382,576
3.90%, 06/09/42 (Call 12/09/41)	500	456,402
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	475	427,736
6.25%, 04/01/19	100	117,933

		3,975,141
MEDIA — 2.88%
Comcast Corp.
2.85%, 01/15/23[a]	750	709,016
4.25%, 01/15/33	1,500	1,429,724
4.50%, 01/15/43	1,000	939,381
4.65%, 07/15/42	1,100	1,050,923
5.70%, 05/15/18	250	289,110
5.85%, 11/15/15	1,350	1,471,541
6.50%, 01/15/17	1,275	1,467,748
6.95%, 08/15/37	350	441,325
NBCUniversal Media LLC
2.88%, 01/15/23	750	708,234
5.15%, 04/30/20	500	567,965

Security	Principal (000s)	Value

Walt Disney Co. (The)
1.10%, 12/01/17	$500	$495,495
1.13%, 02/15/17	650	653,169
1.35%, 08/16/16	300	304,280
2.35%, 12/01/22[a]	500	468,318
Series E
4.13%, 12/01/41	350	335,511

		11,331,740
METALS & MINING — 2.10%
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	950	956,937
1.63%, 02/24/17	950	963,493
2.88%, 02/24/22	275	267,960
4.13%, 02/24/42	300	273,098
5.00%, 09/30/43	750	769,508
6.50%, 04/01/19	350	422,062
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	200	203,797
6.50%, 07/15/18	400	473,452
7.13%, 07/15/28	250	321,725
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	100	100,533
1.38%, 06/17/16	750	756,025
1.63%, 08/21/17 (Call 07/21/17)[a]	1,000	1,000,782
2.88%, 08/21/22 (Call 05/21/22)[a]	790	742,115
3.50%, 03/22/22 (Call 12/22/21)	375	369,029
4.13%, 08/21/42 (Call 02/21/42)[a]	725	639,742

		8,260,258
MULTI-UTILITIES — 0.40%
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	250	230,725
7.13%, 12/01/18	250	307,765
Series 08-B
6.75%, 04/01/38	350	458,831
Consumers Energy Co.
6.70%, 09/15/19	250	306,287
San Diego Gas & Electric Co.
4.50%, 08/15/40	250	256,918

		1,560,526
MULTILINE RETAIL — 0.74%
Nordstrom Inc.
6.25%, 01/15/18[a]	400	462,934
Target Corp.
2.90%, 01/15/22	700	683,993
4.00%, 07/01/42	775	687,756
5.38%, 05/01/17	500	567,159
6.00%, 01/15/18	100	116,444
7.00%, 01/15/38	300	384,543

		2,902,829
OIL, GAS & CONSUMABLE FUELS — 5.87%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	400	400,050
4.25%, 01/15/44 (Call 07/15/43)	500	458,493
4.75%, 04/15/43 (Call 10/15/42)	735	726,522
5.63%, 01/15/17	500	559,994

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Chevron Corp.
0.89%, 06/24/16	$250	$251,169
1.72%, 06/24/18 (Call 05/24/18)	1,000	1,005,520
2.36%, 12/05/22 (Call 09/05/22)	500	465,167
3.19%, 06/24/23 (Call 03/24/23)	250	246,453
4.95%, 03/03/19	675	772,811
Conoco Funding Co.
7.25%, 10/15/31	400	534,790
ConocoPhillips
5.75%, 02/01/19	325	381,953
6.50%, 02/01/39	1,200	1,563,721
6.95%, 04/15/29	350	458,816
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	950	1,073,469
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	350	328,395
2.95%, 06/01/15	600	619,411
5.63%, 06/01/19	50	58,012
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)[a]	540	536,950
2.70%, 02/15/23 (Call 11/15/22)	1,000	940,085
Shell International Finance BV
0.63%, 12/04/15	500	500,943
0.90%, 11/15/16	500	500,109
1.13%, 08/21/17	1,700	1,690,174
2.38%, 08/21/22[a]	490	456,516
3.10%, 06/28/15	150	155,548
4.55%, 08/12/43	500	505,398
5.50%, 03/25/40[a]	300	345,643
6.38%, 12/15/38	675	853,302
Total Capital Canada Ltd.
2.75%, 07/15/23	500	470,873
Total Capital International SA
0.75%, 01/25/16	1,400	1,402,425
2.70%, 01/25/23[a]	610	575,001
Total Capital SA
2.13%, 08/10/18	850	862,134
2.30%, 03/15/16	125	129,039
3.13%, 10/02/15	350	364,883
TransCanada PipeLines Ltd.
0.88%, 03/02/15	750	752,538
2.50%, 08/01/22	250	233,545
3.75%, 10/16/23[a]	250	249,824
3.80%, 10/01/20	200	210,647
5.00%, 10/16/43 (Call 04/16/43)	250	257,247
6.10%, 06/01/40	700	826,524
7.63%, 01/15/39	275	377,090

		23,101,184
PHARMACEUTICALS — 5.85%
Allergan Inc.
3.38%, 09/15/20	20	20,696
AstraZeneca PLC
1.95%, 09/18/19	1,025	1,011,216
4.00%, 09/18/42	700	637,271
6.45%, 09/15/37	50	62,370
Bristol-Myers Squibb Co.
0.88%, 08/01/17	250	246,361
2.00%, 08/01/22	400	362,619
3.25%, 08/01/42	375	301,498
4.50%, 03/01/44 (Call 09/01/43)[a]	350	346,940
Eli Lilly and Co.
5.20%, 03/15/17	500	561,728

Security	Principal (000s)	Value

5.55%, 03/15/37	$150	$170,759
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	500	499,873
2.80%, 03/18/23	300	285,328
5.65%, 05/15/18	125	145,026
6.38%, 05/15/38	900	1,131,582
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	600	602,565
2.85%, 05/08/22[a]	850	825,007
Johnson & Johnson
1.65%, 12/05/18	250	249,592
2.15%, 05/15/16	75	77,652
2.95%, 09/01/20	350	361,544
4.50%, 12/05/43 (Call 06/05/43)	250	259,402
5.55%, 08/15/17	500	569,874
5.95%, 08/15/37	525	651,217
Merck & Co. Inc.
1.10%, 01/31/18	1,000	987,028
2.25%, 01/15/16	500	513,134
2.40%, 09/15/22 (Call 06/15/22)	750	705,734
2.80%, 05/18/23	250	238,351
3.60%, 09/15/42 (Call 03/15/42)	900	780,298
4.00%, 06/30/15	350	367,176
4.15%, 05/18/43[a]	500	473,699
6.55%, 09/15/37	25	32,132
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	125	142,392
Novartis Capital Corp.
2.40%, 09/21/22	500	468,992
2.90%, 04/24/15	50	51,557
3.70%, 09/21/42	375	338,498
Novartis Securities Investment Ltd.
5.13%, 02/10/19	725	830,740
Pfizer Inc.
3.00%, 06/15/23	350	338,888
4.30%, 06/15/43	350	340,664
5.35%, 03/15/15	1,200	1,264,875
6.20%, 03/15/19	1,000	1,194,069
7.20%, 03/15/39	1,300	1,806,729
Sanofi
2.63%, 03/29/16	1,000	1,040,949
4.00%, 03/29/21	300	320,829
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	51,755
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	900	892,257
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	500	477,642

		23,038,508
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.64%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	775	788,895
3.38%, 03/15/22 (Call 12/15/21)	850	846,329
4.75%, 03/15/42 (Call 09/15/41)[a]	275	277,799
5.10%, 06/15/15	100	105,981
5.25%, 12/01/16 (Call 09/02/16)	350	385,123
5.65%, 02/01/20 (Call 11/01/19)	100	115,993

		2,520,120

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

ROAD & RAIL — 0.07%
Canadian National Railway Co.
5.55%, 03/01/19	$250	$291,570

		291,570
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.91%
Applied Materials Inc.
4.30%, 06/15/21	250	265,593
5.85%, 06/15/41	150	161,300
Intel Corp.
1.35%, 12/15/17	800	796,641
3.30%, 10/01/21	1,075	1,095,574
4.00%, 12/15/32	300	286,803
4.25%, 12/15/42	500	465,100
Texas Instruments Inc.
0.45%, 08/03/15	75	74,908
1.65%, 08/03/19	450	438,260

		3,584,179
SOFTWARE — 2.09%
Microsoft Corp.
0.88%, 11/15/17	500	491,222
1.63%, 09/25/15	300	305,379
2.13%, 11/15/22	250	229,581
2.38%, 05/01/23 (Call 02/01/23)[a]	500	464,208
3.00%, 10/01/20[a]	600	617,743
3.50%, 11/15/42	500	421,606
3.63%, 12/15/23 (Call 09/15/23)	300	305,543
4.88%, 12/15/43 (Call 06/15/43)	300	314,510
5.30%, 02/08/41	275	304,435
Oracle Corp.
1.20%, 10/15/17	800	792,754
2.38%, 01/15/19	600	608,713
2.50%, 10/15/22	1,100	1,026,853
3.63%, 07/15/23	500	505,467
5.00%, 07/08/19	50	57,011
5.25%, 01/15/16	550	599,285
5.38%, 07/15/40	1,075	1,188,779

		8,233,089
SPECIALTY RETAIL — 1.38%
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	600	606,488
4.20%, 04/01/43 (Call 10/01/42)	350	329,037
5.40%, 03/01/16	1,075	1,179,027
5.88%, 12/16/36	875	1,053,669
5.95%, 04/01/41 (Call 10/01/40)	250	300,503
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	700	710,560
3.12%, 04/15/22 (Call 01/15/22)[a]	300	295,752
3.80%, 11/15/21 (Call 08/15/21)	75	78,412
4.65%, 04/15/42 (Call 10/15/41)	550	552,219
6.65%, 09/15/37	250	317,258

		5,422,925

Security	Principal or Shares (000s)	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.12%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$500	$462,669

		462,669
TOBACCO — 0.87%
Philip Morris International Inc.
1.13%, 08/21/17	1,375	1,363,734
2.50%, 08/22/22	675	625,060
3.60%, 11/15/23	500	494,361
3.88%, 08/21/42	750	656,088
4.13%, 03/04/43	200	181,458
5.65%, 05/16/18	100	115,538

		3,436,239
WIRELESS TELECOMMUNICATION SERVICES — 1.97%
America Movil SAB de CV
2.38%, 09/08/16[a]	1,500	1,538,719
3.13%, 07/16/22[a]	1,200	1,115,593
4.38%, 07/16/42[a]	700	587,055
5.00%, 03/30/20	100	109,494
6.38%, 03/01/35	50	54,930
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18[a]	635	811,029
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25	35,963
Vodafone Group PLC
2.50%, 09/26/22	600	546,331
4.38%, 02/19/43	750	665,604
5.00%, 09/15/15	350	374,161
5.45%, 06/10/19	75	86,292
5.63%, 02/27/17	1,250	1,406,976
6.15%, 02/27/37	375	419,087

		7,751,234

TOTAL CORPORATE BONDS & NOTES (Cost: $401,681,053)		389,647,830

SHORT-TERM INVESTMENTS — 4.59%

MONEY MARKET FUNDS — 4.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,f,g]	16,219	16,219,455
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,f,g]	1,395	1,394,618

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

January 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,f]	448	$447,990

		18,062,063

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,062,063)		18,062,063

TOTAL INVESTMENTS IN SECURITIES — 103.58% (Cost: $419,743,116)		407,709,893
Other Assets, Less Liabilities — (3.58)%		(14,110,045)

NET ASSETS — 100.00%		$393,599,848

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Variable rate security. Rate shown is as of report date.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.02%

AEROSPACE & DEFENSE — 1.01%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	$25	$25,188
Bombardier Inc.
5.75%, 03/15/22[a]	50	49,250
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	53,512
Northrop Grumman Corp.
3.25%, 08/01/23	25	23,877
5.05%, 08/01/19	50	55,900

		207,727
AIR FREIGHT & LOGISTICS — 0.11%
FedEx Corp.
4.10%, 04/15/43	25	22,180

		22,180
AIRLINES — 0.37%
United Airlines Inc.
6.75%, 09/15/15 (Call 03/03/14)[a]	75	77,063

		77,063
AUTO COMPONENTS — 1.04%
Delphi Corp.
6.13%, 05/15/21 (Call 05/15/16)	50	55,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 02/01/17)[a]	100	103,625
Johnson Controls Inc.
5.50%, 01/15/16	50	54,181

		212,931
AUTOMOBILES — 0.52%
Ford Motor Co.
4.75%, 01/15/43	25	23,102
7.45%, 07/16/31	25	31,390
General Motors Co.
4.88%, 10/02/23[a]	25	25,313
6.25%, 10/02/43[a]	25	26,437

		106,242
BEVERAGES — 0.39%
Constellation Brands Inc.
6.00%, 05/01/22	50	54,500
Molson Coors Brewing Co.
3.50%, 05/01/22	25	24,967

		79,467
BIOTECHNOLOGY — 2.03%
Amgen Inc.
2.50%, 11/15/16	75	77,998

Security	Principal (000s)	Value

3.88%, 11/15/21 (Call 08/15/21)	$100	$104,229
5.15%, 11/15/41 (Call 05/15/41)	100	103,066
Celgene Corp.
1.90%, 08/15/17	50	50,494
Gilead Sciences Inc.
3.05%, 12/01/16	25	26,455
4.40%, 12/01/21 (Call 09/01/21)	25	27,062
5.65%, 12/01/41 (Call 06/01/41)	25	28,957

		418,261
BUILDING PRODUCTS — 0.52%
Masco Corp.
7.13%, 03/15/20	50	56,875
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	50	48,989

		105,864
CAPITAL MARKETS — 1.92%
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	25	27,602
6.45%, 05/01/36	50	53,225
6.75%, 10/01/37	50	55,559
Jefferies Group LLC
5.13%, 04/13/18	45	48,773
5.13%, 01/20/23	25	25,829
Morgan Stanley
4.10%, 05/22/23	50	48,497
4.88%, 11/01/22	25	25,820
Nomura Holdings Inc.
2.00%, 09/13/16	50	50,495
6.70%, 03/04/20	50	58,602

		394,402
CHEMICALS — 2.78%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	50	47,698
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	50	47,875
CF Holdings Industries Inc.
3.45%, 06/01/23	75	69,929
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	25	22,580
7.38%, 11/01/29	75	96,475
8.55%, 05/15/19	75	96,548
Ecolab Inc.
3.00%, 12/08/16	25	26,286
4.35%, 12/08/21	50	53,361
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	100	111,263

		572,015
COMMERCIAL BANKS — 4.17%
CIT Group Inc.
4.25%, 08/15/17	75	77,812
5.50%, 02/15/19[a]	100	106,500
Credit Suisse New York
5.40%, 01/14/20	25	28,343
Dresdner Bank AG
7.25%, 09/15/15	50	53,569

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	$75	$74,903
HBOS PLC
6.00%, 11/01/33[a]	25	25,140
KeyCorp
3.75%, 08/13/15	50	52,156
National City Corp.
6.88%, 05/15/19	50	59,989
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	48,819
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	25	25,189
6.13%, 12/15/22	50	51,473
7.65%, 12/31/49 (Call 09/30/31)[b]	25	26,406
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	50	51,224
SMFG Preferred Capital USD 3 Ltd.
9.50%, 12/31/49 (Call 07/25/18)[a,b]	100	124,500
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	52,656

		858,679
COMMERCIAL SERVICES & SUPPLIES — 1.26%
ADT Corp. (The)
3.50%, 07/15/22	25	21,557
4.88%, 07/15/42	25	19,072
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/01/16)	35	35,700
Republic Services Inc.
5.25%, 11/15/21	75	83,508
Waste Management Inc.
2.60%, 09/01/16	50	51,824
2.90%, 09/15/22 (Call 06/15/22)	50	47,147

		258,808
COMMUNICATIONS EQUIPMENT — 0.12%
Motorola Solutions Inc.
3.50%, 03/01/23	25	23,656

		23,656
COMPUTERS & PERIPHERALS — 1.36%
Hewlett-Packard Co.
2.13%, 09/13/15	100	101,974
3.75%, 12/01/20	50	50,343
4.65%, 12/09/21[c]	100	103,943
Seagate HDD Cayman
4.75%, 06/01/23[a]	25	24,000

		280,260
CONSTRUCTION MATERIALS — 0.54%
CRH America Inc.
6.00%, 09/30/16	25	27,918
Lafarge SA
6.50%, 07/15/16	75	82,500

		110,418

Security	Principal (000s)	Value

CONSUMER FINANCE — 5.54%
Ally Financial Inc.
5.50%, 02/15/17	$75	$80,906
8.00%, 03/15/20	50	59,625
8.00%, 11/01/31	50	60,125
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[b]	25	26,875
Capital One Financial Corp.
2.15%, 03/23/15	100	101,636
4.75%, 07/15/21	50	54,178
Discover Financial Services
3.85%, 11/21/22	50	48,298
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	221,625
6.63%, 08/15/17	100	115,718
12.00%, 05/15/15	100	114,172
General Motors Financial Co. Inc.
3.25%, 05/15/18[a]	50	50,375
SLM Corp.
5.50%, 01/25/23	35	32,879
8.45%, 06/15/18	150	173,813

		1,140,225
CONTAINERS & PACKAGING — 0.35%
Ball Corp.
5.00%, 03/15/22	25	24,844
Crown Americas LLC/Capital Corp. IV
4.50%, 01/15/23	50	47,375

		72,219
DIVERSIFIED FINANCIAL SERVICES — 3.10%
Bank of America Corp.
5.75%, 08/15/16	25	27,563
6.05%, 05/16/16	100	109,943
6.11%, 01/29/37	100	108,958
Citigroup Inc.
5.50%, 02/15/17	25	27,738
5.88%, 02/22/33	100	105,317
Deutsche Telekom International Finance BV
5.75%, 03/23/16	100	109,800
8.75%, 06/15/30	50	70,622
Goldman Sachs Capital I
6.35%, 02/15/34	50	51,000
ING U.S. Inc.
5.50%, 07/15/22	25	27,728

		638,669
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.30%
British Telecommunications PLC
5.95%, 01/15/18	100	115,217
9.63%, 12/15/30	25	37,794
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 01/15/24 (Call 07/15/18)	50	48,625
6.50%, 04/30/21 (Call 04/30/15)	75	78,375
7.00%, 01/15/19 (Call 03/03/14)[c]	50	52,750
CenturyLink Inc.
5.80%, 03/15/22	50	49,250
7.65%, 03/15/42	50	44,625
Series V
5.63%, 04/01/20	50	50,500
Frontier Communications Corp.
7.13%, 01/15/23	50	49,375
8.25%, 04/15/17	50	57,812

25

Schedule of Investments   (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Orange
2.13%, 09/16/15	$25	$25,447
5.38%, 07/08/19	25	28,084
8.75%, 03/01/31	50	71,750
Telecom Italia Capital SA
5.25%, 10/01/15	50	52,563
7.18%, 06/18/19	50	56,500
7.72%, 06/04/38	50	51,500
Telefonica Emisiones SAU
5.46%, 02/16/21	100	108,014
6.42%, 06/20/16	75	83,595
Telefonica Europe BV
8.25%, 09/15/30	25	30,943
Verizon Communications Inc.
2.50%, 09/15/16	100	103,524
3.65%, 09/14/18	100	106,357
5.15%, 09/15/23	100	108,622
6.40%, 09/15/33	100	117,180
6.55%, 09/15/43	150	180,067

		1,708,469
ELECTRIC UTILITIES — 2.00%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	48,835
EDP Finance BV
4.90%, 10/01/19[a]	100	103,000
FirstEnergy Corp. Series C
7.38%, 11/15/31	25	28,503
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	60	70,829
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	25	25,471
6.40%, 03/15/18	50	58,306
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	53,852
6.00%, 12/01/39	20	23,518

		412,314
ELECTRICAL EQUIPMENT — 0.47%
Eaton Corp.
2.75%, 11/02/22	25	23,745
Eaton Corp. PLC
4.15%, 11/02/42	25	23,314
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	50	48,979

		96,038
ENERGY EQUIPMENT & SERVICES — 1.36%
Ensco PLC
4.70%, 03/15/21	50	53,692
Transocean Inc.
6.38%, 12/15/21	75	83,662
6.80%, 03/15/38	25	27,518
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	50	50,859
9.63%, 03/01/19	50	64,727

		280,458

Security	Principal (000s)	Value

FOOD & STAPLES RETAILING — 1.58%
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	$25	$25,152
4.00%, 12/05/23 (Call 09/05/23)	25	25,605
5.75%, 06/01/17	25	28,405
5.75%, 05/15/41 (Call 11/15/40)	50	56,838
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	25	24,816
Kroger Co. (The)
6.15%, 01/15/20	50	59,355
Safeway Inc.
6.35%, 08/15/17	50	56,513
Walgreen Co.
3.10%, 09/15/22	50	48,094

		324,778
FOOD PRODUCTS — 3.85%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	50	52,908
ConAgra Foods Inc.
1.90%, 01/25/18	35	34,860
3.20%, 01/25/23 (Call 10/25/22)	35	33,188
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	25	23,118
5.65%, 02/15/19	50	57,939
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	25	25,750
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[a]	25	24,437
JBS USA LLC/JBS USA Finance Inc.
8.25%, 02/01/20 (Call 02/01/15)[a]	25	27,094
Kellogg Co.
3.13%, 05/17/22	50	48,736
4.00%, 12/15/20	50	53,226
Kraft Foods Group Inc.
3.50%, 06/06/22	100	100,010
5.00%, 06/04/42	50	50,962
Mondelez International Inc.
5.38%, 02/10/20	50	56,692
6.50%, 08/11/17	100	116,435
6.50%, 02/09/40	50	61,493
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	25	26,004

		792,852
GAS UTILITIES — 0.33%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	29,040
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	35	38,063

		67,103
HEALTH CARE PROVIDERS & SERVICES — 3.47%
Cardinal Health Inc.
3.20%, 03/15/23	25	23,874
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[c]	25	25,953
Express Scripts Holding Co.
2.65%, 02/15/17	125	129,512
3.13%, 05/15/16	75	78,402
6.13%, 11/15/41	25	29,098

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	$50	$53,125
HCA Holdings Inc.
4.75%, 05/01/23	50	48,937
6.50%, 02/15/20	75	82,687
Laboratory Corp. of America Holdings
2.20%, 08/23/17	25	25,075
Quest Diagnostics Inc.
4.70%, 04/01/21	25	26,210
Tenet Healthcare Corp.
4.38%, 10/01/21	50	47,938
WellPoint Inc.
3.13%, 05/15/22	50	47,969
3.30%, 01/15/23	75	71,800
4.65%, 01/15/43	25	23,876

		714,456
HOTELS, RESTAURANTS & LEISURE — 0.39%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	25	25,438
7.75%, 08/15/20 (Call 08/15/15)	50	55,625

		81,063
HOUSEHOLD PRODUCTS — 0.12%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	23,866

		23,866
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.90%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)	50	46,812
8.00%, 10/15/17	75	87,375
Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[a]	44	48,070
7.88%, 07/31/20 (Call 07/31/15)[a]	40	43,800
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	25	24,396
6.20%, 10/01/17	75	84,153
NRG Energy Inc.
7.63%, 01/15/18	50	56,250

		390,856
INSURANCE — 3.88%
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[b]	25	25,125
American International Group Inc.
3.80%, 03/22/17	75	80,197
4.88%, 06/01/22	50	54,484
8.18%, 05/15/68 (Call 05/15/38)[b]	50	61,625
8.25%, 08/15/18	100	125,577
Aon PLC
5.00%, 09/30/20	25	27,863
AXA SA
8.60%, 12/15/30	25	31,063
Genworth Holdings Inc.
7.63%, 09/24/21[c]	50	60,306

Security	Principal (000s)	Value

Lincoln National Corp.
6.15%, 04/07/36	$25	$29,108
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	25	27,025
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	25,875
Prudential Financial Inc.
5.38%, 06/21/20	25	28,529
5.88%, 09/15/42 (Call 09/15/22)[b]	50	51,125
7.38%, 06/15/19	75	93,334
Series D
4.75%, 09/17/15	50	53,135
XL Group PLC
6.50%, 12/31/49 (Call 04/15/17)[b]	25	24,500

		798,871
INTERNET & CATALOG RETAIL — 0.22%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	45,806

		45,806
INTERNET SOFTWARE & SERVICES — 0.24%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	50	50,250

		50,250
IT SERVICES — 0.47%
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	25	26,062
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	50	46,845
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	24,148

		97,055
LIFE SCIENCES TOOLS & SERVICES — 0.76%
Agilent Technologies Inc.
5.00%, 07/15/20	75	81,970
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[c]	25	25,014
2.25%, 08/15/16	25	25,678
3.15%, 01/15/23 (Call 10/15/22)	25	23,871

		156,533
MACHINERY — 0.43%
Case New Holland Inc.
7.88%, 12/01/17	75	87,844

		87,844
MEDIA — 8.18%
21st Century Fox America Inc.
4.50%, 02/15/21	25	27,284
6.15%, 02/15/41	75	85,715
6.40%, 12/15/35	50	58,479
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	25	23,624
7.88%, 07/30/30	25	32,107

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CSC Holdings LLC
6.75%, 11/15/21	$25	$27,250
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	100	105,010
3.80%, 03/15/22	50	48,741
5.00%, 03/01/21	50	53,636
5.15%, 03/15/42	50	46,011
Discovery Communications LLC
4.88%, 04/01/43	25	23,953
5.05%, 06/01/20	50	55,308
DISH DBS Corp.
4.63%, 07/15/17	25	26,187
5.00%, 03/15/23	75	70,312
6.75%, 06/01/21	50	53,375
7.13%, 02/01/16	50	55,000
Gannett Co. Inc.
5.13%, 07/15/20 (Call 07/15/16)[a]	25	25,031
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	25	27,379
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18 (Call 10/15/14)	25	26,875
Omnicom Group Inc.
3.63%, 05/01/22	50	49,846
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[c]	100	94,425
4.50%, 09/15/42 (Call 03/15/42)	125	95,414
8.25%, 04/01/19	100	117,939
Time Warner Inc.
3.40%, 06/15/22	50	49,574
4.88%, 03/15/20	25	27,743
7.63%, 04/15/31	75	98,010
7.70%, 05/01/32	75	99,115
Viacom Inc.
3.88%, 12/15/21	75	76,153
4.38%, 03/15/43	25	21,910
5.85%, 09/01/43 (Call 03/01/43)	25	27,169
6.25%, 04/30/16	25	27,932
WPP Finance 2010
4.75%, 11/21/21	25	26,558

		1,683,065
METALS & MINING — 6.13%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[c]	75	77,911
ArcelorMittal SA
4.25%, 02/25/15	50	51,000
5.00%, 02/25/17	75	78,750
6.75%, 02/25/22	50	53,937
7.50%, 10/15/39	50	49,125
Barrick Gold Corp.
3.85%, 04/01/22	50	46,441
Barrick N.A. Finance LLC
5.75%, 05/01/43	50	46,193
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[c]	25	23,285
FMG Resources (August 2006) Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[a]	75	82,594
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18	50	49,882
3.10%, 03/15/20	50	49,135
3.55%, 03/01/22 (Call 12/01/21)	50	47,632
5.45%, 03/15/43 (Call 09/15/42)	50	47,526

Security	Principal (000s)	Value

Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	$50	$43,914
4.88%, 03/15/42 (Call 09/15/41)	50	38,700
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	50	49,539
Southern Copper Corp.
6.75%, 04/16/40	50	48,364
Teck Resources Ltd.
3.00%, 03/01/19	50	50,743
5.20%, 03/01/42 (Call 09/01/41)	75	67,143
United States Steel Corp.
7.38%, 04/01/20	25	27,000
Vale Overseas Ltd.
4.38%, 01/11/22	75	72,250
6.25%, 01/23/17	75	83,406
6.88%, 11/21/36	75	76,747

		1,261,217
MULTI-UTILITIES — 0.65%
Dominion Resources Inc.
4.45%, 03/15/21	50	53,792
Sempra Energy
2.30%, 04/01/17	50	51,370
6.00%, 10/15/39	25	28,898

		134,060
MULTILINE RETAIL — 0.43%
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	35	32,360
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	56,210

		88,570
OFFICE ELECTRONICS — 0.66%
Xerox Corp.
4.25%, 02/15/15	75	77,742
6.35%, 05/15/18	50	58,034

		135,776
OIL, GAS & CONSUMABLE FUELS — 13.78%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	50	49,000
Anadarko Finance Co.
7.50%, 05/01/31	50	63,029
Anadarko Petroleum Corp.
5.95%, 09/15/16	50	55,751
6.45%, 09/15/36	25	29,150
Canadian Natural Resources Ltd.
5.70%, 05/15/17	50	56,521
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	25	22,941
5.70%, 10/15/19	50	57,580
Chesapeake Energy Corp.
5.75%, 03/15/23[c]	50	52,062
6.63%, 08/15/20	50	55,750
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	50	51,000
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	35	36,050

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	$50	$48,516
4.75%, 05/15/42 (Call 11/15/41)	50	47,942
El Paso LLC
7.00%, 06/15/17	100	113,083
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[c]	50	51,379
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	76,136
5.90%, 12/01/17	25	28,499
Energy Transfer Equity LP
7.50%, 10/15/20	25	28,156
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	25	26,695
6.50%, 02/01/42 (Call 08/01/41)	50	54,610
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	50	48,435
4.85%, 08/15/42 (Call 02/15/42)	75	73,369
5.20%, 09/01/20	75	84,669
EQT Corp.
8.13%, 06/01/19	50	61,035
Hess Corp.
5.60%, 02/15/41	50	53,084
8.13%, 02/15/19	50	62,604
Husky Energy Inc.
7.25%, 12/15/19	50	61,255
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	50	46,958
5.95%, 02/15/18	50	57,135
6.38%, 03/01/41	50	55,265
6.95%, 01/15/38	25	29,481
Marathon Oil Corp.
5.90%, 03/15/18	75	86,468
Marathon Petroleum Corp.
5.13%, 03/01/21	50	55,162
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	25	25,125
Newfield Exploration Co.
5.63%, 07/01/24	25	25,000
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	25	27,771
8.25%, 03/01/19	25	31,298
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	54,528
Peabody Energy Corp.
6.25%, 11/15/21	50	50,500
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	50	54,625
Phillips 66
2.95%, 05/01/17	25	26,144
4.30%, 04/01/22	25	25,998
5.88%, 05/01/42	25	28,192
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	25	27,765
5.15%, 06/01/42 (Call 12/01/41)	25	25,774
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	23,813
Range Resources Corp.
5.00%, 03/15/23 (Call 03/15/18)	50	49,437
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	35	34,125
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	44,875

Security	Principal (000s)	Value

Sabine Pass Liquefaction LLC
5.63%, 04/15/23[a]	$50	$47,500
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	25	26,562
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	25	25,475
Spectra Energy Capital LLC
6.20%, 04/15/18	50	56,921
Suncor Energy Inc.
6.50%, 06/15/38	50	59,908
7.15%, 02/01/32	25	32,661
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	25	24,390
Valero Energy Corp.
6.13%, 02/01/20	50	58,566
6.63%, 06/15/37	35	41,573
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	47,362
5.25%, 03/15/20	50	55,319
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	25	24,875

		2,834,852
PAPER & FOREST PRODUCTS — 0.58%
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	50	56,477
7.95%, 06/15/18	50	61,814

		118,291
PERSONAL PRODUCTS — 0.16%
Avon Products Inc.
5.00%, 03/15/23[c]	35	33,833

		33,833
PHARMACEUTICALS — 1.55%
AbbVie Inc.
1.20%, 11/06/15	50	50,532
1.75%, 11/06/17	50	50,232
2.90%, 11/06/22	75	71,637
4.40%, 11/06/42	25	23,999
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	47,387
Hospira Inc.
6.05%, 03/30/17	25	27,786
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	50	47,817

		319,390
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.44%
American Tower Corp.
3.50%, 01/31/23	50	47,155
4.50%, 01/15/18	50	54,462
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,145
3.85%, 02/01/23 (Call 11/01/22)	50	50,119
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	53,500
HCP Inc.
3.75%, 02/01/16	50	52,399
4.25%, 11/15/23 (Call 08/15/23)	25	25,159

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	$50	$53,295
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	50	54,313
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	26,545
Weyerhaeuser Co.
7.38%, 03/15/32	25	31,695

		501,787
ROAD & RAIL — 1.69%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	50	47,317
4.38%, 09/01/42 (Call 03/01/42)	25	23,343
4.40%, 03/15/42 (Call 09/15/41)	50	46,902
4.70%, 10/01/19	25	27,881
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	49,512
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	48,555
4.84%, 10/01/41	50	50,174
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	50	52,903

		346,587
SOFTWARE — 0.13%
Activision Blizzard Inc.
6.13%, 09/15/23 (Call 09/15/18)[a]	25	26,063

		26,063
SPECIALTY RETAIL — 0.83%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	24,827
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	55,965
L Brands Inc.
5.63%, 02/15/22	50	50,750
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	35	38,500

		170,042
TOBACCO — 1.45%
Altria Group Inc.
2.85%, 08/09/22	75	70,177
5.38%, 01/31/44	25	25,600
9.70%, 11/10/18	50	66,278
10.20%, 02/06/39	17	27,379
Lorillard Tobacco Co.
3.50%, 08/04/16	50	52,754
Reynolds American Inc.
6.15%, 09/15/43	25	27,859
6.75%, 06/15/17	25	29,047

		299,094
TRADING COMPANIES & DISTRIBUTORS — 1.14%
International Lease Finance Corp.
4.63%, 04/15/21	50	47,875

Security	Principal or Shares (000s)	Value

4.88%, 04/01/15	$50	$51,750
5.88%, 04/01/19	20	21,500
8.75%, 03/15/17	75	87,375
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	25	26,719

		235,219
WIRELESS TELECOMMUNICATION SERVICES — 1.32%
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	75	79,313
6.63%, 04/01/23 (Call 04/01/18)[a]	25	25,938
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	23,714
6.80%, 08/15/18	25	30,019
Sprint Communications Inc.
9.00%, 11/15/18[a]	50	60,375
T-Mobile USA Inc.
6.46%, 04/28/19 (Call 04/28/15)	50	52,625

		271,984

TOTAL CORPORATE BONDS & NOTES (Cost: $20,254,300)		20,167,528

SHORT-TERM INVESTMENTS — 3.48%

MONEY MARKET FUNDS — 3.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	474	474,261
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	41	40,779
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	201	201,059

		716,099

TOTAL SHORT-TERM INVESTMENTS (Cost: $716,099)		716,099

TOTAL INVESTMENTS IN SECURITIES — 101.50% (Cost: $20,970,399)		20,883,627
Other Assets, Less Liabilities — (1.50)%		(308,902)

NET ASSETS — 100.00%		$20,574,725

CPO — Certificates of Participation (Ordinary)

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

30

Schedule of Investments  (Unaudited)

iSHARES® B - Ca RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.93%

AEROSPACE & DEFENSE — 0.76%
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	$75	$80,250

		80,250
AIR FREIGHT & LOGISTICS — 0.75%
CEVA Group PLC
8.38%, 12/01/17 (Call 03/03/14)[a]	75	78,281

		78,281
AIRLINES — 0.25%
US Airways Group Inc.
6.13%, 06/01/18	25	25,813

		25,813
AUTO COMPONENTS — 1.03%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)[b]	25	26,500
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	75	81,563

		108,063
BUILDING PRODUCTS — 0.80%
Grifols Inc.
8.25%, 02/01/18 (Call 03/03/14)	25	26,688
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	25	27,625
USG Corp.
9.75%, 01/15/18	25	29,750

		84,063
CAPITAL MARKETS — 1.15%
E*TRADE Financial Corp.
6.38%, 11/15/19 (Call 11/15/15)	50	53,750
Nuveen Investments Inc.
9.50%, 10/15/20 (Call 10/15/16)[a]	40	41,300
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 12/15/16)[a]	25	25,313

		120,363
CHEMICALS — 3.04%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/03/14)	50	52,000
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)	25	28,187
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a]	75	81,937
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	50	53,375

Security	Principal (000s)	Value

TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	$25	$26,875
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	50	51,125
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/15/15)	25	25,313

		318,812
COMMERCIAL SERVICES & SUPPLIES — 2.34%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)	25	26,875
APX Group Inc.
8.75%, 12/01/20 (Call 12/01/15)[a,b]	30	30,450
Ceridian Corp.
11.25%, 11/15/15 (Call 03/03/14)	50	50,250
Envision Healthcare Corp.
8.13%, 06/01/19 (Call 06/01/14)	33	35,475
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	25	23,375
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	25	25,625
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	25	27,094
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	25	26,906

		246,050
COMMUNICATIONS EQUIPMENT — 1.92%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	50	45,000
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[a,b]	50	46,250
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	55	59,743
Nokia OYJ
5.38%, 05/15/19	25	25,844
6.63%, 05/15/39	25	24,875

		201,712
COMPUTERS & PERIPHERALS — 0.48%
Dell Inc.
2.30%, 09/10/15	50	50,250

		50,250
CONSTRUCTION MATERIALS — 0.28%
Texas Industries Inc.
9.25%, 08/15/20 (Call 08/15/15)	25	29,000

		29,000
CONSUMER FINANCE — 1.04%
Springleaf Finance Corp.
6.90%, 12/15/17	100	109,250

		109,250
CONTAINERS & PACKAGING — 1.34%
Berry Plastics Corp.
9.75%, 01/15/21 (Call 01/15/16)	50	57,500
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	75	83,625

		141,125

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

DISTRIBUTORS — 1.34%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)	$25	$26,687
8.13%, 04/15/19 (Call 04/15/15)	25	27,797
11.00%, 04/15/20 (Call 04/15/16)	50	59,375
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	25	26,625

		140,484
DIVERSIFIED CONSUMER SERVICES — 0.24%
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)	25	25,313

		25,313
DIVERSIFIED FINANCIAL SERVICES — 0.25%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 03/03/14)[c]	25	25,750

		25,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.26%
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	50	53,938
Hughes Satellite Systems Corp.
7.63%, 06/15/21	51	57,885
Intelsat (Luxembourg) SA
8.13%, 06/01/23 (Call 06/01/18)[a]	50	54,125
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	50	47,750
7.25%, 10/15/20 (Call 10/15/15)	50	54,250
7.50%, 04/01/21 (Call 04/01/16)	125	137,656
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	75	82,312
9.38%, 04/01/19 (Call 04/01/15)	50	55,750
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	25	26,000
Sprint Capital Corp.
6.88%, 11/15/28	100	95,500
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/15/14)[a]	25	25,938
Wind Acquisition Holdings Finance SA
11.75%, 07/15/17 (Call 03/03/14)[a]	100	105,500
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	75	69,750

		866,354
ELECTRIC UTILITIES — 1.96%
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)	125	132,187
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	100	73,750

		205,937

Security	Principal (000s)	Value

ELECTRICAL EQUIPMENT — 0.50%
General Cable Corp.
6.50%, 10/01/22 (Call 10/01/17)[a]	$25	$24,750
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[a]	25	27,938

		52,688
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.25%
Sanmina Corp.
7.00%, 05/15/19 (Call 05/15/14)[a]	25	26,563

		26,563
ENERGY EQUIPMENT & SERVICES — 1.45%
Gulfmark Offshore Inc.
6.38%, 03/15/22 (Call 03/15/17)	25	25,188
Key Energy Services Inc.
6.75%, 03/01/21 (Call 03/01/16)	25	25,687
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)	25	25,000
7.50%, 11/01/19 (Call 11/01/15)	25	26,875
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a]	50	49,875

		152,625
FOOD & STAPLES RETAILING — 1.33%
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)	50	57,062
SUPERVALU Inc.
8.00%, 05/01/16	50	55,125
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)	25	27,125

		139,312
FOOD PRODUCTS — 1.85%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[a]	35	36,313
Del Monte Corp.
7.63%, 02/15/19 (Call 03/03/14)	50	51,937
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	50	53,187
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	50	52,625

		194,062
GAS UTILITIES — 1.06%
Sabine Pass LNG LP
7.50%, 11/30/16	100	111,500

		111,500
HEALTH CARE EQUIPMENT & SUPPLIES — 1.81%
Biomet Inc.
6.50%, 10/01/20 (Call 10/01/15)	75	77,812
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	25	26,094
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	50	57,500
12.50%, 11/01/19 (Call 11/01/15)	25	28,250

		189,656

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

HEALTH CARE PROVIDERS & SERVICES — 5.14%
CHS/Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	$25	$26,625
8.00%, 11/15/19 (Call 11/15/15)	75	82,312
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)	25	25,594
6.38%, 11/01/18 (Call 03/03/14)	50	52,500
FWCT-2 Escrow Corp./Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)[a]	25	25,625
HCA Holdings Inc.
5.88%, 05/01/23	25	25,469
6.38%, 01/15/15	25	26,031
7.50%, 02/15/22	50	56,437
7.75%, 05/15/21 (Call 11/15/15)	100	109,750
IASIS Healthcare LLC
8.38%, 05/15/19 (Call 05/15/14)	25	26,688
Tenet Healthcare Corp.
8.00%, 08/01/20 (Call 08/01/15)	25	27,313
8.13%, 04/01/22	50	54,562

		538,906
HEALTH CARE TECHNOLOGY — 0.52%
Healthcare Technology Intermediate Inc.
7.38%, 09/01/18 (Call 09/01/14)[a,c]	25	25,844
IMS Health Inc.
12.50%, 03/01/18 (Call 03/01/15)[a]	25	29,125

		54,969
HOTELS, RESTAURANTS & LEISURE — 6.89%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)	25	27,063
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	25	27,500
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)	25	23,625
9.00%, 02/15/20 (Call 02/15/16)	50	48,438
10.00%, 12/15/18 (Call 03/03/14)	50	25,125
11.25%, 06/01/17 (Call 03/03/14)	50	50,875
12.75%, 04/15/18 (Call 04/15/14)	25	14,813
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
11.00%, 10/01/21 (Call 10/01/16)[a,b]	75	77,437
Cedar Fair LP/Canada’s Wonderland Co.
5.25%, 03/15/21 (Call 03/15/16)[b]	25	24,938
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	25	24,438
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a]	50	51,750
Landry’s Inc.
9.38%, 05/01/20 (Call 05/01/15)[a]	25	27,187
MGM Resorts International
5.25%, 03/31/20	25	25,000
6.63%, 07/15/15	50	53,375
6.63%, 12/15/21	25	26,625
8.63%, 02/01/19	75	88,312
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)	50	54,187

Security	Principal (000s)	Value

Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[a]	$25	$27,562
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 01/15/16)[a]	25	24,750

		723,000
HOUSEHOLD DURABLES — 1.27%
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a]	50	54,125
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	55,000
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	25	24,312

		133,437
HOUSEHOLD PRODUCTS — 0.51%
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)[a]	25	26,750
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 11/15/17)	25	26,594

		53,344
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.23%
GenOn Energy Inc.
9.50%, 10/15/18[b]	75	80,625
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[a]	100	100,250
8.50%, 06/15/19 (Call 06/15/14)	50	53,125

		234,000
INDUSTRIAL CONGLOMERATES — 0.25%
Polymer Group Inc.
7.75%, 02/01/19 (Call 02/01/15)	25	26,500

		26,500
INTERNET SOFTWARE & SERVICES — 0.51%
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)	25	25,813
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	25	27,625

		53,438
IT SERVICES — 3.68%
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	25	26,312
7.38%, 06/15/19 (Call 06/15/15)[a]	75	80,062
11.75%, 08/15/21 (Call 05/15/16)[a]	25	25,688
12.63%, 01/15/21 (Call 01/15/16)	150	174,750
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	25	26,188
7.38%, 11/15/18 (Call 03/03/14)	50	53,000

		386,000
MACHINERY — 0.49%
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[b]	25	25,750
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	25,938

		51,688

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

MEDIA — 8.53%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	$50	$57,375
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	25	24,375
Cablevision Systems Corp.
8.63%, 09/15/17	75	87,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	25	23,500
6.38%, 09/15/20 (Call 09/15/15)[a]	25	25,563
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	25	23,625
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)	25	25,500
9.00%, 03/01/21 (Call 03/01/16)	50	50,500
11.25%, 03/01/21 (Call 03/01/16)	25	27,125
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	25	25,688
Series B
7.63%, 03/15/20 (Call 03/15/15)	100	105,500
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/01/15)[b]	25	26,813
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	25	24,250
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	25	27,750
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[a]	25	27,187
Quebecor Media Inc.
5.75%, 01/15/23	25	24,313
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	25	24,750
Sirius XM Holdings Inc.
5.88%, 10/01/20 (Call 10/01/16)[a]	50	50,562
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	25	24,875
6.75%, 09/15/22 (Call 09/15/17)[a]	25	27,437
6.88%, 05/15/19 (Call 05/15/15)[a]	75	80,437
Visant Corp.
10.00%, 10/01/17 (Call 03/03/14)	25	24,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	25	27,875
WMG Acquisition Corp.
11.50%, 10/01/18 (Call 10/01/14)	25	28,437

		894,937
METALS & MINING — 2.50%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[b]	25	24,688
Aleris International Inc.
7.63%, 02/15/18 (Call 03/03/14)	25	26,312
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	25	26,250
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	25	21,438
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[a]	50	56,875

Security	Principal (000s)	Value

JMC Steel Group Inc.
8.25%, 03/15/18 (Call 03/15/14)[a,b]	$25	$25,875
Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)	25	25,187
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	50	55,500

		262,125
MULTILINE RETAIL — 0.78%
Neiman Marcus Group Inc. (The)
8.00%, 10/15/21 (Call 10/15/16)[a]	35	36,663
Sears Holdings Corp.
6.63%, 10/15/18[b]	50	45,062

		81,725
OFFICE ELECTRONICS — 0.52%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	50	54,875

		54,875
OIL, GAS & CONSUMABLE FUELS — 12.66%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)	50	41,375
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)[a]	50	50,375
Arch Coal Inc.
7.25%, 10/01/20 (Call 10/01/15)	75	57,562
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
5.88%, 08/01/23 (Call 02/01/18)	25	23,938
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	25	26,594
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	25	26,937
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	100	104,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)[a]	25	25,500
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25	23,063
8.25%, 02/15/20 (Call 02/15/15)	25	27,375
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	50	55,000
EP Energy LLC/EP Energy Finance Inc. Series WI
9.38%, 05/01/20 (Call 05/01/16)	100	115,000
EXCO Resources Inc.
7.50%, 09/15/18 (Call 09/15/14)	25	24,688
Forest Oil Corp.
7.25%, 06/15/19 (Call 03/03/14)[b]	27	25,920
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	50	49,875
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	25	27,312
Linn Energy LLC/Linn Energy Finance Corp.
7.00%, 11/01/19 (Call 11/01/15)[a]	125	126,875
Magnum Hunter Resources Corp.
9.75%, 05/15/20 (Call 05/15/16)	25	27,187
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/15)[a]	50	52,000

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	$25	$26,000
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	50	47,250
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[a]	50	53,000
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	25	27,250
PetroBakken Energy Ltd.
8.63%, 02/01/20 (Call 02/01/16)[a]	25	25,375
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	25	24,937
Samson Investment Co.
10.50%, 02/15/20 (Call 02/15/16)[a]	75	82,500
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	51,875
7.50%, 02/15/23 (Call 08/15/17)	25	25,469
Stone Energy Corp.
7.50%, 11/15/22 (Call 11/15/17)	25	26,375
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)	25	26,750

		1,328,107
PERSONAL PRODUCTS — 0.46%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/16)[a]	25	23,688
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 02/15/16)	25	24,750

		48,438
PHARMACEUTICALS — 3.06%
Endo Finance Co.
5.75%, 01/15/22 (Call 01/15/17)[a]	25	24,938
Salix Pharmaceuticals Ltd.
6.00%, 01/15/21 (Call 01/15/17)[a]	50	52,125
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[a]	25	26,688
7.00%, 10/01/20 (Call 10/01/15)[a]	125	134,687
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[a]	50	54,812
7.50%, 07/15/21 (Call 07/15/16)[a]	25	27,844

		321,094
PROFESSIONAL SERVICES — 0.25%
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/01/15)[a]	25	26,125

		26,125
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	25	23,906

		23,906
ROAD & RAIL — 1.27%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)	50	53,813

Security	Principal (000s)	Value

Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	$75	$79,781

		133,594
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.23%
Advanced Micro Devices Inc.
7.50%, 08/15/22	25	24,125
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)	25	25,563
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	50	52,000
8.05%, 02/01/20 (Call 06/01/15)	25	27,187

		128,875
SOFTWARE — 1.23%
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	50	51,625
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	25	28,125
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	50	48,875

		128,625
SPECIALTY RETAIL — 1.52%
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[a]	25	26,188
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	50	53,375
Party City Holdings Inc. Series WI
8.88%, 08/01/20 (Call 08/01/15)	25	27,812
Petco Holdings Inc.
8.50%, 10/15/17 (Call 03/03/14)[a,c]	25	25,500
Serta Simmons Holdings LLC
8.13%, 10/01/20 (Call 10/01/15)[a]	25	27,062

		159,937
TOBACCO — 3.05%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)	25	24,062
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	100	102,250
9.88%, 08/15/19 (Call 08/15/15)	175	193,375

		319,687
TRADING COMPANIES & DISTRIBUTORS — 1.33%
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	25	27,125
United Rentals (North America) Inc.
7.63%, 04/15/22 (Call 04/15/17)	100	112,500

		139,625
WIRELESS TELECOMMUNICATION SERVICES — 2.34%
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	25	28,375
Sprint Communications Inc.
6.00%, 12/01/16	50	54,125

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

6.00%, 11/15/22	$25	$24,563
7.00%, 08/15/20	25	26,937
8.38%, 08/15/17	50	57,750
Sprint Corp.
7.88%, 09/15/23[a]	50	53,375

		245,125

TOTAL CORPORATE BONDS & NOTES (Cost: $9,933,103)		10,275,358

SHORT-TERM INVESTMENTS — 6.81%

MONEY MARKET FUNDS — 6.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	580	580,478
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	50	49,912
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	84	83,890

		714,280

TOTAL SHORT-TERM INVESTMENTS (Cost: $714,280)		714,280

TOTAL INVESTMENTS IN SECURITIES — 104.74% (Cost: $10,647,383)		10,989,638
Other Assets, Less Liabilities — (4.74)%		(497,478)

NET ASSETS — 100.00%		$10,492,160

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

36

Schedule of Investments  (Unaudited)

iSHARES® CMBS ETF

January 31, 2014

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 98.95%

MORTGAGE-BACKED SECURITIES — 98.95%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45	$650	$681,947
Series 2005-6, Class A4
5.18%, 09/10/47[a]	335	355,937
Series 2006-2, Class A4
5.74%, 05/10/45[a]	600	653,622
Series 2006-3, Class A4
5.89%, 07/10/44[a]	790	860,647
Series 2006-5, Class A4
5.41%, 09/10/47	600	651,829
Series 2006-5, Class AM
5.45%, 09/10/47	250	267,502
Series 2007-1, Class A4
5.45%, 01/15/49	650	710,196
Series 2007-2, Class A4
5.63%, 04/10/49[a]	700	779,064
Series 2007-2, Class AAB
5.58%, 04/10/49[a]	185	195,145
Series 2007-3, Class A4
5.62%, 06/10/49[a]	550	611,331
Series 2007-5, Class A4
5.49%, 02/10/51	300	329,629
Series 2008-1, Class A4
6.21%, 02/10/51[a]	130	148,041
Series 2008-LS1, Class A4B
6.01%, 12/10/49[a]	500	558,076
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class AM
5.45%, 12/11/40[a]	240	256,286
Series 2005-PWR8, Class A4
4.67%, 06/11/41	390	405,353
Series 2005-PWR9, Class A4A
4.87%, 09/11/42	650	681,189
Series 2005-T20, Class A4A
5.14%, 10/12/42[a]	400	424,107
Series 2006-PW13, Class A4
5.54%, 09/11/41	400	436,614
Series 2006-PW14, Class A4
5.20%, 12/11/38	500	547,630
Series 2006-T22, Class A4
5.58%, 04/12/38[a]	449	483,534
Series 2007-PW15, Class A4
5.33%, 02/11/44	749	816,956
Series 2007-PW16, Class AM
5.71%, 06/11/40[a]	250	280,511
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	550	618,091
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	452,253
Series 2007-T26, Class A4
5.47%, 01/12/45[a]	300	332,964
Series 2007-T28, Class AJ
5.96%, 09/11/42 (Call 10/07/17)[a]	140	151,902

Security	Principal (000s)	Value

CFCRE Commercial Mortgage Trust Series 2011-C2, Class A2
3.06%, 12/15/47	$145	$151,055
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A3B
5.71%, 12/10/49[a]	200	206,911
Series 2007-C6, Class A4
5.71%, 12/10/49[a]	300	336,636
Series 2007-C6, Class ASB
5.71%, 12/10/49[a]	91	96,579
Series 2008-C7, Class A4
6.13%, 12/10/49[a]	200	227,166
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	97,215
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.22%, 07/15/44[a]	500	528,712
Series 2005-CD1, Class AJ
5.22%, 07/15/44[a]	230	242,416
Series 2006-CD2, Class AM
5.35%, 01/15/46[a]	525	564,198
Series 2006-CD3, Class A5
5.62%, 10/15/48	700	762,937
Series 2007-CD, Class A4
5.32%, 12/11/49	650	713,859
Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	820	924,365
COMM Mortgage Trust
Series 2006-C7, Class A4
5.75%, 06/10/46[a]	525	573,138
Series 2006-C8, Class A4
5.31%, 12/10/46	603	660,798
Series 2006-C8, Class AM
5.35%, 12/10/46	600	658,287
Series 2007-C9, Class A4
5.80%, 12/10/49[a]	650	735,571
Series 2012-CR1, Class A1
1.12%, 05/15/45	275	275,124
Series 2012-CR2, Class A4
3.15%, 08/15/45	300	294,368
Series 2012-CR2, Class ASB
2.75%, 08/15/45	250	249,560
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	143,662
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	388,348
Series 2012-CR4, Class A3
2.85%, 10/15/45	200	191,085
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	129,063
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	155,131
Series 2013-CR11, Class A4
4.26%, 10/10/46	550	577,690
Series 2013-CR6, Class A2
2.12%, 03/10/46	500	502,867
Series 2013-CR6, Class A4
3.10%, 03/10/46	350	339,402
Series 2013-CR7, Class A4
3.21%, 03/10/46	500	487,642
Series 2013-CR9, Class A4
4.24%, 07/10/45[a]	600	635,067
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	96,050

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2014

Security	Principal (000s)	Value

Series 2013-LC6, Class B
3.74%, 01/10/46	$130	$125,014
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.68%, 03/15/39[a]	650	702,480
Series 2006-C4, Class A3
5.47%, 09/15/39	373	406,541
Series 2006-C4, Class AM
5.51%, 09/15/39	300	321,100
Series 2006-C5, Class A3
5.31%, 12/15/39	375	407,016
Series 2007-C3, Class A4
5.68%, 06/15/39[a]	279	307,034
Series 2007-C5, Class A4
5.70%, 09/15/40[a]	500	553,317
Series 2007-C5, Class AAB
5.62%, 09/15/40[a]	515	551,565
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class A3
4.65%, 07/15/37	30	30,508
Series 2005-C5, Class A4
5.10%, 08/15/38[a]	800	838,914
Series 2005-C5, Class AJ
5.10%, 08/15/38[a]	600	631,082
Series 2005-C6, Class AM
5.23%, 12/15/40[a]	375	397,084
DBUBS Mortgage Trust Series 2011-LC3A, Class A2
3.64%, 08/10/44	150	158,242
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.31%, 11/10/45[a]	150	159,401
Series 2007-C1, Class A4
5.54%, 12/10/49	310	339,080
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5
5.22%, 04/10/37[a]	300	315,654
Series 2005-GG5, Class AM
5.28%, 04/10/37[a]	301	320,350
Series 2006-GG7, Class A4
5.82%, 07/10/38[a]	353	385,567
Series 2007-GG11, Class A4
5.74%, 12/10/49	700	783,579
Series 2007-GG9, Class A4
5.44%, 03/10/39	950	1,044,940
Series 2007-GG9, Class AM
5.48%, 03/10/39	200	214,503
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A4
5.56%, 11/10/39	340	373,659
Series 2012-GC6, Class A3
3.48%, 01/10/45	400	406,400
Series 2012-GC6, Class AAB
3.31%, 01/10/45	150	155,516
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	350	353,174
GS Mortgage Securities Trust
Series 2005-GG4, Class A4
4.76%, 07/10/39	385	399,713
Series 2005-GG4, Class A4A
4.75%, 07/10/39	479	496,759
Series 2006-GG6, Class A4

Security	Principal (000s)	Value

5.55%, 04/10/38[a]	$505	$542,880
Series 2006-GG6, Class AM
5.62%, 04/10/38[a]	500	539,770
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	300	330,231
Series 2007-GG10, Class A4
5.81%, 08/10/45[a]	1,000	1,101,952
Series 2011-GC5, Class A2
3.00%, 08/10/44	245	254,818
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	106,925
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	103,021
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	110,172
Series 2013-GC13, Class A5
4.04%, 07/10/46[a]	310	324,522
Series 2013-GC14, Class A5
4.24%, 08/10/46	800	840,894
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	526,167
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	159,291
Series 2013-GC16, Class C
5.31%, 11/10/46[a]	100	103,984
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.24%, 01/12/43[a]	200	212,923
Series 2005-LDP1, Class D
5.16%, 03/15/46[a]	400	409,089
Series 2005-LDP3, Class AJ
5.00%, 08/15/42[a]	500	523,641
Series 2005-LDP4, Class A4
4.92%, 10/15/42[a]	237	249,411
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	210	221,455
Series 2005-LDP5, Class A4
5.24%, 12/15/44[a]	635	675,943
Series 2005-LDP5, Class AM
5.28%, 12/15/44[a]	600	646,812
Series 2006-CB14, Class A4
5.48%, 12/12/44[a]	600	639,623
Series 2006-CB15, Class A4
5.81%, 06/12/43[a]	894	973,011
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	163,693
Series 2006-CB17, Class A4
5.43%, 12/12/43	400	433,927
Series 2006-LDP7, Class A4
5.87%, 04/15/45[a]	800	873,202
Series 2006-LDP8, Class A4
5.40%, 05/15/45	330	359,468
Series 2006-LDP9, Class A3
5.34%, 05/15/47	300	329,169
Series 2007-CB18, Class A4
5.44%, 06/12/47	450	495,056
Series 2007-CB19, Class A4
5.71%, 02/12/49[a]	400	445,687
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	850	954,080
Series 2007-LD11, Class A4
5.81%, 06/15/49[a]	305	341,280
Series 2007-LD12, Class A3
5.93%, 02/15/51[a]	158	159,369

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2014

Security	Principal (000s)	Value

Series 2007-LDPX, Class A3
5.42%, 01/15/49	$855	$940,491
Series 2011-C5, Class A3
4.17%, 08/15/46	250	265,866
Series 2012-C6, Class A3
3.51%, 05/15/45	300	303,196
Series 2012-C8, Class A3
2.83%, 10/15/45	250	239,314
Series 2012-CBX, Class AS
4.27%, 06/15/45	250	259,927
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	197,773
Series 2013-C10, Class A5
3.14%, 12/15/47	600	582,145
Series 2013-C10, Class AS
3.37%, 12/15/47	100	96,913
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	98,355
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	95,331
Series 2013-C10, Class C
4.16%, 12/15/47[a]	200	191,756
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	258,365
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	92,716
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.08%, 07/15/45	289	288,304
Series 2013-C12, Class A2
2.42%, 07/15/45	400	404,993
Series 2013-C12, Class AS
4.03%, 07/15/45[a]	282	287,103
Series 2013-C12, Class D
4.09%, 07/15/45[a]	50	42,718
Series 2013-C14, Class A2
3.02%, 08/15/46	250	258,099
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	156,137
Series 2013-C15, Class B
4.93%, 11/15/45	200	206,982
LB Commercial Conduit Mortgage Trust Series 2007-C3, Class A4
5.89%, 07/15/44[a]	650	733,032
LB-UBS Commercial Mortgage Trust
Series 06-C1, Class A4
5.16%, 02/15/31	600	640,293
Series 2005-C3, Class AJ
4.84%, 07/15/40	300	310,988
Series 2005-C5, Class A4
4.95%, 09/15/30	416	433,686
Series 2005-C7, Class AM
5.26%, 11/15/40[a]	460	489,336
Series 2006-C4, Class A4
5.84%, 06/15/38[a]	832	910,531
Series 2006-C6, Class A4
5.37%, 09/15/39	700	767,173
Series 2006-C6, Class AAB
5.34%, 09/15/39	132	137,922
Series 2006-C7, Class AM
5.38%, 11/15/38	250	271,175

Security	Principal (000s)	Value

Series 2007-C1, Class A4
5.42%, 02/15/40	$400	$441,404
Series 2007-C2, Class A3
5.43%, 02/15/40	373	412,258
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	354,035
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	265	299,009
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.28%, 11/12/37[a]	453	479,983
Series 2005-CKI1, Class AJ
5.28%, 11/12/37[a]	275	287,335
Series 2005-LC1, Class A4
5.29%, 01/12/44[a]	703	749,784
Series 2008-C1, Class A4
5.69%, 02/12/51	125	140,426
Series 2008-C1, Class AM
6.26%, 02/12/51[a]	290	336,878
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3
5.17%, 12/12/49	700	759,647
Series 2006-4, Class AM
5.20%, 12/12/49	190	207,597
Series 2007-9, Class AM
5.86%, 09/12/49[a]	250	281,547
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	800	835,679
Series 2005-HQ6, Class AJ
5.07%, 08/13/42[a]	275	287,479
Series 2005-IQ10, Class A4A
5.23%, 09/15/42[a]	517	543,444
Series 2005-IQ10, Class AJ
5.21%, 09/15/42[a]	500	524,550
Series 2006-HQ9, Class A4
5.73%, 07/12/44[a]	565	615,679
Series 2006-HQ9, Class AJ
5.79%, 07/12/44[a]	300	324,684
Series 2006-IQ11, Class A4
5.67%, 10/15/42[a]	287	306,985
Series 2006-IQ11, Class AJ
5.67%, 10/15/42[a]	200	210,873
Series 2006-T23, Class A4
5.81%, 08/12/41[a]	325	357,282
Series 2007-IQ14, Class A2
5.61%, 04/15/49	135	135,517
Series 2007-IQ14, Class A4
5.69%, 04/15/49[a]	300	333,480
Series 2007-IQ16 Class A4
5.81%, 12/12/49	650	729,062
Series 2007-IQ16, Class AM
6.09%, 12/12/49[a]	200	227,006
Series 2007-T25, Class A3
5.51%, 11/12/49[a]	240	265,521
Series 2007-T27, Class A4
5.65%, 06/11/42[a]	550	620,237
Series 2011-C3, Class A3
4.05%, 07/15/49	250	267,275
Series 2012-C4, Class A2
2.11%, 03/15/45	500	507,737
Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4
2.86%, 11/15/45	300	286,636

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2014

Security	Principal (000s)	Value

Series 2013-C10, Class A4
4.08%, 07/15/46[a]	$250	$261,175
Series 2013-C7, Class A1
0.74%, 02/15/46	210	208,662
Series 2013-C7, Class A4
2.92%, 02/15/46 (Call 01/11/23)	200	191,541
Series 2013-C7, Class AAB
2.47%, 02/15/46	150	146,005
Series 2013-C7, Class AS
3.21%, 02/15/46	121	115,011
Series 2013-C7, Class B
3.77%, 02/15/46	200	191,338
Series 2013-C8, Class A2
1.69%, 12/15/48	200	197,695
Series 2013-C9, Class A1
0.83%, 05/15/46	180	178,890
Series 2013-C9, Class AAB
2.66%, 05/15/46	300	293,198
UBS-Barclays Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	250,291
Series 2012-C1, Class B
4.82%, 05/10/45	150	157,079
Series 2012-C3, Class A4
3.09%, 08/10/49	150	146,302
Series 2012-C4, Class A5
2.85%, 12/10/45	250	238,170
Series 2013-C5, Class A4
3.18%, 03/10/46	300	292,622
Series 2013-C6, Class A4
3.24%, 04/10/46	677	662,017
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A3
3.60%, 01/10/45	365	372,380
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4
4.94%, 04/15/42	345	357,868
Series 2005-C21, Class A4
5.24%, 10/15/44[a]	680	719,682
Series 2005-C22, Class A4
5.29%, 12/15/44[a]	500	531,110
Series 2005-C22, Class AM
5.34%, 12/15/44[a]	500	529,840
Series 2006-C23, Class A4
5.42%, 01/15/45[a]	491	522,641
Series 2006-C23, Class AM
5.47%, 01/15/45[a]	400	429,763
Series 2006-C25, Class A5
5.72%, 05/15/43[a]	425	465,620
Series 2006-C27, Class A3
5.77%, 07/15/45[a]	674	721,956
Series 2006-C27, Class AM
5.80%, 07/15/45[a]	400	437,635
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	193,831
Series 2006-C29, Class A4
5.31%, 11/15/48	600	656,559
Series 2007-C30, Class A5
5.34%, 12/15/43	725	799,086
Series 2007-C31, Class A4
5.51%, 04/15/47	500	548,217
Series 2007-C32, Class A3
5.75%, 06/15/49[a]	350	390,075

Security	Principal or Shares (000s)	Value

Series 2007-C33, Class A4
5.92%, 02/15/51[a]	$700	$772,116
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	700	701,407
Series 2012-LC5, Class A3
2.92%, 10/15/45	260	250,283
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	196,315
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	681,002
Series 2013-LC12, Class ASB
3.93%, 07/15/46[a]	300	314,967
WF-RBS Commercial Mortgage Trust
2.98%, 06/15/46	460	461,231
3.65%, 12/15/46	500	515,847
Series 2012-C10, Class A1
0.73%, 12/15/45	103	102,753
Series 2012-C10, Class A3
2.88%, 12/15/45	200	191,340
Series 2012-C7, Class B
4.78%, 06/15/45[a]	200	210,160
Series 2012-C8, Class A3
3.00%, 08/15/45	360	350,052
Series 2012-C9, Class A3
2.87%, 11/15/45	200	191,869
Series 2012-C9, Class C
4.54%, 11/15/45[a]	150	147,225
Series 2013-C14, Class A5
3.34%, 06/15/46	260	255,497

		88,602,888

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $88,030,402)		88,602,888

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	779	779,065

		779,065

TOTAL SHORT-TERM INVESTMENTS (Cost: $779,065)		779,065

TOTAL INVESTMENTS IN SECURITIES — 99.82% (Cost: $88,809,467)		89,381,953
Other Assets, Less Liabilities — 0.18%		160,505

NET ASSETS — 100.00%		$89,542,458

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

40

Schedule of Investments  (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 26.56%

AEROSPACE & DEFENSE — 0.18%
Boeing Co. (The)
0.95%, 05/15/18	$50	$48,627
General Dynamics Corp.
1.00%, 11/15/17	25	24,422
Lockheed Martin Corp.
2.13%, 09/15/16	25	25,751
Northrop Grumman Corp.
1.75%, 06/01/18	25	24,716
United Technologies Corp.
1.80%, 06/01/17	75	76,609

		200,125
BEVERAGES — 0.67%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	50	50,124
1.25%, 01/17/18	25	24,689
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	40	40,167
1.38%, 07/15/17	50	49,988
7.75%, 01/15/19	50	62,600
Coca-Cola Co. (The)
0.75%, 03/13/15	80	80,390
1.65%, 11/01/18	100	99,703
Diageo Capital PLC
1.50%, 05/11/17	75	75,355
PepsiCo Inc.
0.70%, 02/26/16	50	50,019
1.25%, 08/13/17	200	199,437

		732,472
BIOTECHNOLOGY — 0.21%
Amgen Inc.
2.13%, 05/15/17	25	25,636
2.30%, 06/15/16	200	205,641

		231,277
CAPITAL MARKETS — 4.05%
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	60	60,527
2.10%, 08/01/18	25	25,123
2.10%, 01/15/19 (Call 12/15/18)	50	50,034
2.20%, 03/04/19 (Call 02/04/19)	50	50,200
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	50	55,435
6.40%, 10/02/17	200	232,274
Credit Suisse (USA) Inc.
5.85%, 08/16/16	100	111,948
Deutsche Bank AG London
6.00%, 09/01/17	200	229,908
European Investment Bank
0.50%, 08/15/16	425	423,787

Security	Principal (000s)	Value

0.63%, 04/15/16	$50	$50,112
1.00%, 07/15/15	250	252,533
1.00%, 12/15/17	320	316,707
1.00%, 03/15/18	100	98,352
1.00%, 06/15/18	75	73,348
1.13%, 12/15/16	200	201,983
1.13%, 09/15/17	100	99,880
1.63%, 06/15/17	70	71,340
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	50	50,265
3.30%, 05/03/15	75	77,278
3.63%, 02/07/16	300	314,378
5.63%, 01/15/17	40	44,163
6.15%, 04/01/18	250	287,112
International Finance Corp.
0.50%, 05/16/16	100	99,994
0.63%, 12/21/17	40	39,148
2.25%, 04/11/16	200	207,667
Jefferies Group LLC
3.88%, 11/09/15	20	20,859
5.13%, 04/13/18	50	54,192
Morgan Stanley
1.75%, 02/25/16	200	202,394
3.80%, 04/29/16	200	211,195
4.75%, 03/22/17	100	109,349
5.38%, 10/15/15	100	107,269
Nomura Holdings Inc.
2.00%, 09/13/16	100	100,990
Petrobras International Finance Co.
6.13%, 10/06/16	75	80,966
State Street Corp.
1.35%, 05/15/18	50	49,105

		4,459,815
CHEMICALS — 0.37%
Dow Chemical Co. (The)
2.50%, 02/15/16	200	205,990
E.I. du Pont de Nemours and Co.
6.00%, 07/15/18	50	58,519
Eastman Chemical Co.
2.40%, 06/01/17	25	25,579
Ecolab Inc.
1.45%, 12/08/17	50	49,385
3.00%, 12/08/16	20	21,029
Praxair Inc.
0.75%, 02/21/16	50	50,039

		410,541
COMMERCIAL BANKS — 4.10%
African Development Bank
1.13%, 03/15/17	50	50,354
Bank of Montreal
1.30%, 07/15/16	150	151,410
1.45%, 04/09/18 (Call 03/09/18)	25	24,643
Bank of Nova Scotia
2.05%, 10/07/15	50	51,287
2.05%, 10/30/18	200	200,132
Barclays Bank PLC
2.75%, 02/23/15	100	102,570
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	49,285
3.20%, 03/15/16 (Call 02/16/16)	100	104,514

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2014

Security	Principal (000s)	Value

BNP Paribas SA
2.38%, 09/14/17	$50	$51,035
3.60%, 02/23/16	100	105,370
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	100	100,543
1.55%, 01/23/18 (Call 12/23/17)[a]	25	24,775
Commonwealth Bank of Australia
2.50%, 09/20/18	100	102,046
Corporacion Andina de Fomento
3.75%, 01/15/16	25	26,099
Council of Europe Development Bank
1.25%, 09/22/16	50	50,710
1.50%, 06/19/17	32	32,456
European Bank for Reconstruction and Development
0.75%, 09/01/17	150	148,432
1.00%, 02/16/17	32	32,178
1.63%, 11/15/18	100	100,394
Fifth Third Bancorp
3.63%, 01/25/16	100	105,118
HSBC USA Inc.
1.63%, 01/16/18	100	99,201
KeyCorp
3.75%, 08/13/15	50	52,156
KfW
0.50%, 09/30/15	50	50,142
0.63%, 12/15/16	200	199,356
Lloyds Bank PLC
4.88%, 01/21/16	50	53,762
Nordic Investment Bank
0.50%, 04/14/16	200	199,989
1.00%, 03/07/17	50	50,298
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	100	104,367
Rabobank Nederland
2.13%, 10/13/15	75	76,980
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,409
Royal Bank of Canada
1.15%, 03/13/15	100	100,933
1.50%, 01/16/18	50	49,837
2.30%, 07/20/16	100	103,382
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	160	163,576
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	25	26,019
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	52,656
Toronto-Dominion Bank (The)
2.38%, 10/19/16	45	46,639
2.63%, 09/10/18	100	103,027
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	50	50,734
1.95%, 11/15/18 (Call 10/15/18)	200	201,030
UBS AG Stamford
5.88%, 12/20/17	200	229,789
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	50	56,068
Wells Fargo & Co.
1.25%, 07/20/16[a]	300	302,471
1.50%, 07/01/15	115	116,684
1.50%, 01/16/18	50	49,837
2.15%, 01/15/19	30	30,063

Security	Principal (000s)	Value

Westpac Banking Corp.
1.05%, 11/25/16	$200	$200,210
1.13%, 09/25/15	110	111,106

		4,518,072
COMMERCIAL SERVICES & SUPPLIES — 0.02%
Waste Management Inc.
2.60%, 09/01/16[a]	25	25,912

		25,912
COMMUNICATIONS EQUIPMENT — 0.05%
Cisco Systems Inc.
5.50%, 02/22/16	50	54,937

		54,937
COMPUTERS & PERIPHERALS — 0.42%
Apple Inc.
0.45%, 05/03/16	200	199,097
1.00%, 05/03/18	25	24,360
EMC Corp.
1.88%, 06/01/18	25	24,989
Hewlett-Packard Co.
2.60%, 09/15/17	25	25,652
3.00%, 09/15/16	100	104,205
5.40%, 03/01/17	50	55,594
NetApp Inc.
2.00%, 12/15/17	25	25,082

		458,979
CONSTRUCTION MATERIALS — 0.04%
CRH America Inc.
6.00%, 09/30/16	35	39,085

		39,085
CONSUMER FINANCE — 1.74%
American Express Co.
1.55%, 05/22/18	250	246,037
American Express Credit Corp.
1.75%, 06/12/15	25	25,403
2.38%, 03/24/17	75	77,286
American Honda Finance Corp.
1.13%, 10/07/16	50	50,189
Capital One Financial Corp.
1.00%, 11/06/15	100	100,066
2.15%, 03/23/15	60	60,981
Caterpillar Financial Services Corp.
0.70%, 02/26/16	50	50,070
1.35%, 09/06/16	200	202,450
2.05%, 08/01/16	50	51,278
Ford Motor Credit Co. LLC
3.00%, 06/12/17	200	207,586
3.98%, 06/15/16	100	106,099
4.21%, 04/15/16	100	106,384
HSBC Finance Corp.
5.00%, 06/30/15	80	84,525
John Deere Capital Corp.
0.70%, 09/04/15	40	40,151
1.95%, 12/13/18	100	100,207

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2014

Security	Principal (000s)	Value

2.25%, 06/07/16	$50	$51,813
5.75%, 09/10/18	25	29,161
PACCAR Financial Corp.
0.80%, 02/08/16	15	14,966
Toyota Motor Credit Corp.
0.80%, 05/17/16	200	200,855
0.88%, 07/17/15	30	30,180
1.25%, 10/05/17	25	24,900
2.80%, 01/11/16	50	52,131

		1,912,718
DIVERSIFIED FINANCIAL SERVICES — 3.57%
Bank of America Corp.
1.25%, 01/11/16	50	50,228
1.35%, 11/21/16	100	99,912
3.70%, 09/01/15	75	78,158
5.75%, 12/01/17	200	227,681
6.00%, 09/01/17	75	85,653
6.05%, 05/16/16	100	109,943
6.50%, 08/01/16	275	309,976
6.88%, 04/25/18	100	118,861
BP Capital Markets PLC
1.38%, 05/10/18	25	24,630
1.85%, 05/05/17	25	25,449
3.13%, 10/01/15	250	260,486
Citigroup Inc.
1.25%, 01/15/16	125	125,575
1.30%, 11/15/16	100	100,515
1.70%, 07/25/16	200	202,135
1.75%, 05/01/18	50	49,121
2.25%, 08/07/15	95	96,910
4.75%, 05/19/15	50	52,541
5.50%, 02/15/17	25	27,738
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	50	54,250
General Electric Capital Corp.
1.00%, 01/08/16	50	50,296
1.63%, 07/02/15	395	401,492
1.63%, 04/02/18	25	24,860
2.30%, 04/27/17	170	175,473
IntercontinentalExchange Group Inc.
2.50%, 10/15/18	50	50,924
International Bank for Reconstruction and Development
0.38%, 11/16/15	50	50,042
0.50%, 04/15/16	85	85,023
2.13%, 03/15/16	250	258,747
2.38%, 05/26/15	100	102,753
J.P. Morgan Chase & Co.
1.10%, 10/15/15	275	275,872
1.13%, 02/26/16	50	50,115
1.80%, 01/25/18	100	99,560
3.45%, 03/01/16	60	62,944
6.13%, 06/27/17	50	57,144
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	35	35,223
2.15%, 02/01/19 (Call 01/01/19)	50	50,291

		3,930,521
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.12%
AT&T Inc.
0.88%, 02/13/15	240	240,773

Security	Principal (000s)	Value

0.90%, 02/12/16	$50	$49,988
1.60%, 02/15/17	100	100,766
1.70%, 06/01/17	25	25,185
5.50%, 02/01/18	25	28,394
British Telecommunications PLC
1.63%, 06/28/16	200	201,954
Embarq Corp.
7.08%, 06/01/16	25	27,875
Orange
4.38%, 07/08/14	50	50,812
Telefonica Emisiones SAU
3.99%, 02/16/16	50	52,587
6.22%, 07/03/17	25	28,489
Verizon Communications Inc.
3.00%, 04/01/16	200	208,674
3.65%, 09/14/18	125	132,946
5.55%, 02/15/16	50	54,408
6.10%, 04/15/18	25	29,042

		1,231,893
ELECTRIC UTILITIES — 0.71%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	25	24,418
Duke Energy Carolinas LLC
1.75%, 12/15/16	50	51,042
Duke Energy Corp.
1.63%, 08/15/17	90	90,288
Florida Power & Light Co.
5.55%, 11/01/17	25	28,431
Georgia Power Co.
0.75%, 08/10/15	35	34,967
Jersey Central Power & Light Co.
5.63%, 05/01/16	50	54,322
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	25	28,713
Nevada Power Co.
6.50%, 08/01/18	50	59,482
NextEra Energy Capital Holdings Inc.
6.35%, 10/01/66 (Call 10/01/16)[c]	25	24,875
Nisource Finance Corp.
6.40%, 03/15/18	25	29,153
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	25	24,635
Southern California Edison Co.
5.00%, 01/15/16	50	53,922
Southern Co. (The)
2.45%, 09/01/18	50	51,190
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	24,744
Xcel Energy Inc.
0.75%, 05/09/16	200	198,647

		778,829
ELECTRICAL EQUIPMENT — 0.08%
Eaton Corp.
1.50%, 11/02/17	75	74,696
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	10	9,986

		84,682

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2014

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.03%
Jabil Circuit Inc.
8.25%, 03/15/18	$25	$29,500

		29,500
ENERGY EQUIPMENT & SERVICES — 0.21%
Cameron International Corp.
1.15%, 12/15/16	50	49,913
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	50	50,391
Nabors Industries Inc.
6.15%, 02/15/18	25	28,294
Transocean Inc.
5.05%, 12/15/16	70	77,038
Weatherford International Inc.
6.35%, 06/15/17	25	28,282

		233,918
FOOD & STAPLES RETAILING — 0.29%
Costco Wholesale Corp.
1.13%, 12/15/17	25	24,712
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	100	100,607
5.75%, 06/01/17	15	17,043
Kroger Co. (The)
2.20%, 01/15/17	20	20,531
Wal-Mart Stores Inc.
0.60%, 04/11/16	50	50,052
1.95%, 12/15/18	25	25,191
5.80%, 02/15/18	50	58,427
Walgreen Co.
1.80%, 09/15/17	25	25,218

		321,781
FOOD PRODUCTS — 0.29%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	25	25,905
ConAgra Foods Inc.
1.90%, 01/25/18	25	24,900
General Mills Inc.
5.70%, 02/15/17	25	28,242
Kellogg Co.
3.25%, 05/21/18	50	52,554
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,676
Mondelez International Inc.
4.13%, 02/09/16	25	26,580
6.13%, 02/01/18	100	115,760

		324,617
HEALTH CARE EQUIPMENT & SUPPLIES — 0.17%
Baxter International Inc.
1.85%, 01/15/17	25	25,338
1.85%, 06/15/18	50	50,073
Covidien International Finance SA
1.35%, 05/29/15	15	15,136
Medtronic Inc.
3.00%, 03/15/15	65	66,956

Security	Principal (000s)	Value

Stryker Corp.
2.00%, 09/30/16	$25	$25,727

		183,230
HEALTH CARE PROVIDERS & SERVICES — 0.49%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	50	49,631
Cardinal Health Inc.
1.70%, 03/15/18	25	24,817
Express Scripts Holding Co.
2.10%, 02/12/15	40	40,569
2.65%, 02/15/17	25	25,902
3.50%, 11/15/16	200	211,999
Humana Inc.
6.30%, 08/01/18	25	29,293
UnitedHealth Group Inc.
1.40%, 10/15/17	50	49,763
6.00%, 02/15/18	25	29,025
WellPoint Inc.
1.25%, 09/10/15	30	30,234
2.30%, 07/15/18	50	50,391

		541,624
HOTELS, RESTAURANTS & LEISURE — 0.06%
McDonald’s Corp.
0.75%, 05/29/15	15	15,067
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	25	25,267
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	24,851

		65,185
HOUSEHOLD PRODUCTS — 0.12%
Colgate-Palmolive Co.
1.30%, 01/15/17	25	25,348
Procter & Gamble Co. (The)
1.45%, 08/15/16	50	50,940
1.80%, 11/15/15	50	51,145

		127,433
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.07%
Constellation Energy Group Inc.
4.55%, 06/15/15	50	52,236
Exelon Generation Co. LLC
6.20%, 10/01/17	25	28,051

		80,287
INDUSTRIAL CONGLOMERATES — 0.32%
3M Co.
1.00%, 06/26/17	100	99,727
General Electric Co.
0.85%, 10/09/15	200	200,967
5.25%, 12/06/17	25	28,460
Koninklijke Philips NV
5.75%, 03/11/18	20	23,086

		352,240

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2014

Security	Principal (000s)	Value

INSURANCE — 0.86%
Aflac Inc.
2.65%, 02/15/17	$50	$52,109
American International Group Inc.
3.00%, 03/20/15	30	30,792
5.85%, 01/16/18	100	114,971
8.25%, 08/15/18	100	125,577
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,538
3.20%, 02/11/15	50	51,481
Berkshire Hathaway Inc.
1.55%, 02/09/18	25	24,966
1.90%, 01/31/17	100	102,556
Genworth Holdings Inc.
6.52%, 05/22/18	50	57,520
Hartford Financial Services Group Inc.
5.38%, 03/15/17	50	55,593
Lincoln National Corp.
7.00%, 05/17/66 (Call 05/17/16)[c]	25	25,375
MetLife Inc.
1.76%, 12/15/17	50	50,145
6.75%, 06/01/16	40	45,259
Prudential Financial Inc. Series D
4.75%, 09/17/15	80	85,016
Travelers Companies Inc. (The)
5.80%, 05/15/18	50	57,915
XLIT Ltd.
2.30%, 12/15/18	25	24,845

		944,658
INTERNET & CATALOG RETAIL — 0.04%
Amazon.com Inc.
1.20%, 11/29/17	50	49,348

		49,348
INTERNET SOFTWARE & SERVICES — 0.02%
eBay Inc.
1.35%, 07/15/17	25	24,889

		24,889
IT SERVICES — 0.33%
International Business Machines Corp.
0.55%, 02/06/15	100	100,241
1.25%, 02/08/18	100	98,816
5.70%, 09/14/17	100	114,620
Western Union Co. (The)
2.88%, 12/10/17	50	50,810

		364,487
LIFE SCIENCES TOOLS & SERVICES — 0.06%
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	49,909
2.25%, 08/15/16	20	20,543

		70,452

Security	Principal (000s)	Value

MEDIA — 0.74%
Comcast Corp.
5.70%, 05/15/18	$100	$115,644
5.90%, 03/15/16	40	44,148
6.30%, 11/15/17	50	58,260
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	51,241
3.50%, 03/01/16	65	68,256
Historic TW Inc.
6.88%, 06/15/18	25	30,002
NBCUniversal Media LLC
2.88%, 04/01/16	50	52,046
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,837
Time Warner Cable Inc.
5.85%, 05/01/17	50	54,815
Time Warner Inc.
3.15%, 07/15/15	25	25,851
Viacom Inc.
1.25%, 02/27/15	215	216,348
Walt Disney Co. (The)
1.10%, 12/01/17	75	74,324

		815,772
METALS & MINING — 0.42%
Alcoa Inc.
5.55%, 02/01/17	35	38,086
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	125	125,913
1.63%, 02/24/17	50	50,710
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	25	25,138
2.38%, 03/15/18	50	49,882
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	75	75,059
2.25%, 12/14/18 (Call 11/14/18)	50	50,101
Teck Resources Ltd.
2.50%, 02/01/18	25	25,252
Vale Overseas Ltd.
6.25%, 01/23/17	25	27,802

		467,943
MULTI-UTILITIES — 0.37%
Dominion Resources Inc.
Series A
1.40%, 09/15/17	100	98,666
Series C
5.15%, 07/15/15	50	53,072
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)	200	203,856
Sempra Energy
2.30%, 04/01/17	25	25,685
6.15%, 06/15/18	25	28,930

		410,209

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2014

Security	Principal (000s)	Value

MULTILINE RETAIL — 0.10%
Target Corp.
5.38%, 05/01/17	$100	$113,432

		113,432
OFFICE ELECTRONICS — 0.07%
Xerox Corp.
2.95%, 03/15/17	20	20,725
6.40%, 03/15/16	50	55,251

		75,976
OIL, GAS & CONSUMABLE FUELS — 1.50%
Anadarko Petroleum Corp.
6.38%, 09/15/17	75	86,176
Apache Corp.
1.75%, 04/15/17	50	50,701
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	24,827
Canadian Natural Resources Ltd.
5.70%, 05/15/17	20	22,608
Chevron Corp.
0.89%, 06/24/16	50	50,234
1.72%, 06/24/18 (Call 05/24/18)	50	50,276
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	100	98,604
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	100	100,067
Energy Transfer Partners LP
6.70%, 07/01/18	50	58,193
Enterprise Products Operating LLC
1.25%, 08/13/15	25	25,197
3.20%, 02/01/16	25	26,121
Series L
6.30%, 09/15/17	25	29,040
EOG Resources Inc.
2.50%, 02/01/16	50	51,752
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	20	20,938
5.95%, 02/15/18	50	57,135
Marathon Oil Corp.
0.90%, 11/01/15	25	25,069
Occidental Petroleum Corp.
1.75%, 02/15/17	20	20,350
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	25	25,031
3.20%, 09/15/18 (Call 08/15/18)	25	25,926
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	25	26,781
Phillips 66
2.95%, 05/01/17	20	20,915
Plains All American Pipeline LP/PAA Finance Corp.
6.13%, 01/15/17	100	113,783
Shell International Finance BV
1.13%, 08/21/17	75	74,566
2.00%, 11/15/18	75	75,633
3.10%, 06/28/15	25	25,925
Suncor Energy Inc.
6.10%, 06/01/18	25	29,115
Total Capital International SA
0.75%, 01/25/16	40	40,069
1.00%, 08/12/16	200	200,790

Security	Principal (000s)	Value

Total Capital SA
2.30%, 03/15/16	$50	$51,616
TransCanada PipeLines Ltd.
0.75%, 01/15/16	100	99,977
0.88%, 03/02/15	20	20,068
Williams Partners LP
7.25%, 02/01/17	25	28,960

		1,656,443
PAPER & FOREST PRODUCTS — 0.03%
International Paper Co.
7.95%, 06/15/18	25	30,907

		30,907
PERSONAL PRODUCTS — 0.05%
Avon Products Inc.
2.38%, 03/15/16	50	50,740

		50,740
PHARMACEUTICALS — 1.00%
AbbVie Inc.
1.20%, 11/06/15	100	101,065
1.75%, 11/06/17	75	75,349
Actavis Inc.
1.88%, 10/01/17	25	24,941
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	25	24,994
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	15	15,064
1.50%, 05/08/17	200	201,713
Johnson & Johnson
1.65%, 12/05/18	50	49,918
Merck & Co. Inc.
1.30%, 05/18/18	225	222,067
4.00%, 06/30/15	15	15,736
Novartis Capital Corp.
2.90%, 04/24/15	15	15,467
Pfizer Inc.
0.90%, 01/15/17	100	99,675
5.35%, 03/15/15	25	26,351
Sanofi
2.63%, 03/29/16	220	229,009

		1,101,349
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.45%
American Tower Corp.
7.00%, 10/15/17	25	29,382
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,145
ERP Operating LP
5.38%, 08/01/16	50	55,111
HCP Inc.
3.75%, 02/01/16	20	20,959
6.00%, 01/30/17	50	55,818
Health Care REIT Inc.
3.63%, 03/15/16	50	51,984
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	76,345
5.10%, 06/15/15	100	105,981

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	$50	$49,778

		498,503
ROAD & RAIL — 0.12%
CSX Corp.
6.25%, 03/15/18[a]	50	58,529
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	49,831
2.50%, 03/01/17 (Call 02/01/17)	20	20,160

		128,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.37%
Altera Corp.
2.50%, 11/15/18	100	100,064
Intel Corp.
1.35%, 12/15/17	200	199,160
1.95%, 10/01/16	25	25,696
KLA-Tencor Corp.
6.90%, 05/01/18	25	29,052
Texas Instruments Inc.
2.38%, 05/16/16	50	51,863

		405,835
SOFTWARE — 0.14%
Microsoft Corp.
1.63%, 09/25/15	25	25,448
Oracle Corp.
1.20%, 10/15/17	75	74,321
5.75%, 04/15/18	50	58,062

		157,831
SPECIALTY RETAIL — 0.10%
AutoZone Inc.
1.30%, 01/13/17	25	25,078
Home Depot Inc. (The)
5.40%, 03/01/16	50	54,839
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	25	25,377

		105,294
TOBACCO — 0.17%
Altria Group Inc.
4.13%, 09/11/15	25	26,343
9.70%, 11/10/18	50	66,278
Philip Morris International Inc.
1.13%, 08/21/17	50	49,590
2.50%, 05/16/16	20	20,756
Reynolds American Inc.
1.05%, 10/30/15	25	25,103

		188,070

Security	Principal (000s)	Value

TRADING COMPANIES & DISTRIBUTORS — 0.02%
Air Lease Corp.
5.63%, 04/01/17	$25	$27,531

		27,531
WIRELESS TELECOMMUNICATION SERVICES — 0.22%
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	50	63,860
Rogers Communications Inc.
6.80%, 08/15/18	25	30,019
Vodafone Group PLC
0.90%, 02/19/16	50	49,988
1.25%, 09/26/17	45	44,393
1.50%, 02/19/18	50	49,349

		237,609

TOTAL CORPORATE BONDS & NOTES (Cost: $29,146,805)		29,255,471

FOREIGN AGENCY OBLIGATIONS[d] — 3.61%

AUSTRIA — 0.17%
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	100	99,947
1.13%, 07/06/15	32	32,359
1.13%, 05/29/18	50	49,262

		181,568
BRAZIL — 0.08%
Petrobras International Finance Co.
3.50%, 02/06/17	40	40,306
5.88%, 03/01/18	50	53,139

		93,445
CANADA — 0.83%
British Columbia (Province of)
1.20%, 04/25/17	25	25,199
Export Development Canada
0.50%, 09/15/15	35	35,122
0.75%, 12/15/17	75	73,873
Hydro-Quebec
1.38%, 06/19/17	100	100,812
Manitoba (Province of)
4.90%, 12/06/16	50	55,711
Ontario (Province of)
0.95%, 05/26/15[a]	100	100,802
1.00%, 07/22/16	400	402,985
1.20%, 02/14/18	35	34,606
4.75%, 01/19/16[a]	50	54,061
Quebec (Province of)
5.13%, 11/14/16	32	35,815

		918,986
GERMANY — 1.11%
KfW
0.50%, 04/19/16	575	574,904

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2014

Security	Principal (000s)	Value

1.25%, 10/26/15	$100	$101,603
1.25%, 02/15/17	75	75,954
2.00%, 06/01/16	50	51,656
Series G
4.38%, 03/15/18	80	89,717
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	70	69,484
2.13%, 07/15/16	250	259,244

		1,222,562
JAPAN — 0.18%
Japan Bank for International Cooperation
1.75%, 07/31/18	200	200,741

		200,741
MEXICO — 0.05%
Pemex Project Funding Master Trust
5.75%, 03/01/18	25	27,500
Petroleos Mexicanos
3.50%, 07/18/18	30	30,600

		58,100
NETHERLANDS — 0.04%
Petrobras Global Finance BV
2.00%, 05/20/16	50	49,485

		49,485
NORWAY — 0.22%
Statoil ASA
1.80%, 11/23/16[a]	200	204,356
3.13%, 08/17/17	32	33,923

		238,279
SUPRANATIONAL — 0.70%
Asian Development Bank
0.50%, 08/17/15	70	70,227
0.50%, 06/20/16	200	199,635
1.13%, 03/15/17	85	85,640
Inter-American Development Bank
0.88%, 11/15/16	300	301,450
1.13%, 03/15/17	60	60,489
1.38%, 10/18/16	50	50,944

		768,385
SWEDEN — 0.23%
Svensk Exportkredit AB
1.13%, 04/05/18	200	196,710
1.75%, 05/30/17	50	51,108

		247,818

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $3,978,414)		3,979,369

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[d] — 0.62%

BRAZIL — 0.05%
Brazil (Federative Republic of)
7.88%, 03/07/15	$25	$26,750
8.00%, 01/15/18	22	24,855

		51,605
CANADA — 0.03%
Canada (Government of)
0.88%, 02/14/17	35	35,121

		35,121
COLOMBIA — 0.10%
Colombia (Republic of)
7.38%, 01/27/17	100	115,250

		115,250
ITALY — 0.15%
Italy (Republic of)
5.38%, 06/12/17	150	165,109

		165,109
MEXICO — 0.11%
United Mexican States
5.63%, 01/15/17[a]	50	55,850
11.38%, 09/15/16	50	63,500

		119,350
PHILIPPINES — 0.03%
Philippines (Republic of the)
9.38%, 01/18/17	25	30,406

		30,406
TURKEY — 0.15%
Turkey (Republic of)
7.00%, 09/26/16	100	109,600
7.25%, 03/15/15	50	52,760

		162,360

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $678,012)		679,201

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.82%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.81%
Federal Home Loan Banks
0.38%, 06/24/16	600	598,347
0.50%, 11/20/15[a]	300	301,352
0.63%, 12/28/16	300	299,321
1.00%, 06/21/17	175	175,229
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16	400	400,151

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2014

Security	Principal (000s)	Value

0.75%, 11/25/14	$750	$753,781
0.85%, 08/08/16 (Call 08/08/14)	250	250,103
0.88%, 10/14/16	1,055	1,061,351
0.88%, 03/07/18	860	844,370
1.00%, 09/29/17	100	99,564
Federal National Mortgage Association
0.38%, 07/05/16[a]	600	598,302
0.50%, 05/27/15	900	903,053
0.50%, 09/28/15	300	301,111
0.50%, 03/30/16	200	200,271
0.63%, 08/26/16[a]	200	200,169
0.88%, 08/28/14	550	552,366
0.88%, 02/08/18	250	245,807
0.88%, 05/21/18	370	361,632
1.88%, 09/18/18	450	456,112

		8,602,392
U.S. GOVERNMENT OBLIGATIONS — 60.01%
U.S. Treasury Bonds
9.13%, 05/15/18	250	332,602
U.S. Treasury Notes
0.25%, 02/15/15	1,800	1,801,692
0.25%, 07/15/15	1,340	1,340,764
0.25%, 09/15/15	1,150	1,149,977
0.25%, 12/15/15	500	499,505
0.25%, 04/15/16	500	498,245
0.25%, 05/15/16	585	582,596
0.38%, 06/15/15	970	972,357
0.38%, 06/30/15	600	601,482
0.38%, 08/31/15	500	501,065
0.38%, 11/15/15	450	450,720
0.38%, 01/15/16[a]	750	750,630
0.38%, 02/15/16	600	600,222
0.38%, 03/15/16	400	399,940
0.50%, 06/15/16	1,800	1,801,584
0.50%, 07/31/17	500	492,335
0.63%, 07/15/16	500	501,560
0.63%, 08/15/16	1,400	1,403,206
0.63%, 10/15/16	2,350	2,352,092
0.63%, 11/15/16[a]	500	500,100
0.63%, 12/15/16	1,100	1,099,373
0.63%, 04/30/18	400	389,764
0.75%, 10/31/17[a]	400	395,488
0.75%, 12/31/17	550	542,129
0.75%, 02/28/18[a]	210	206,344
0.75%, 03/31/18	225	220,716
0.88%, 09/15/16	1,300	1,310,699
0.88%, 11/30/16	700	704,508
0.88%, 01/31/18	250	247,235
1.00%, 09/30/16[a]	500	505,460
1.00%, 10/31/16	1,900	1,919,342
1.25%, 09/30/15	200	203,260
1.25%, 10/31/15	1,700	1,728,679
1.25%, 10/31/18	1,150	1,140,352
1.25%, 11/30/18[a]	2,000	1,980,240
1.38%, 11/30/15	1,200	1,223,460
1.38%, 06/30/18[a]	1,920	1,924,973
1.38%, 11/30/18	800	797,424
1.38%, 12/31/18	500	497,640
1.50%, 06/30/16[a]	2,100	2,150,841
1.50%, 08/31/18[a]	1,180	1,186,454
1.75%, 07/31/15	800	818,168

Security	Principal or Shares (000s)	Value

2.25%, 01/31/15	$3,875	$3,955,678
2.25%, 11/30/17	400	417,540
2.38%, 03/31/16	1,050	1,094,709
2.38%, 06/30/18[a]	3,050	3,191,123
2.50%, 04/30/15	1,825	1,877,542
3.25%, 07/31/16	2,850	3,044,741
3.25%, 12/31/16	3,500	3,759,805
3.75%, 11/15/18	850	941,230
4.25%, 08/15/15[a]	1,200	1,274,016
4.50%, 11/15/15[a]	300	322,455
4.50%, 02/15/16	1,520	1,648,090
4.63%, 02/15/17	2,800	3,127,124
4.88%, 08/15/16[a]	1,430	1,586,385
7.25%, 05/15/16[a]	425	490,730
8.88%, 08/15/17	500	638,095

		66,094,486

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $74,581,099)		74,696,878

SHORT-TERM INVESTMENTS — 13.00%

MONEY MARKET FUNDS — 13.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,e,f]	11,967	11,967,038
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,e,f]	1,029	1,028,977
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	1,316	1,316,309

		14,312,324

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,312,324)		14,312,324

TOTAL INVESTMENTS IN SECURITIES — 111.61% (Cost: $122,696,654)		122,923,243
Other Assets, Less Liabilities — (11.61)%		(12,783,365)

NET ASSETS — 100.00%		$110,139,878

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

49

Schedule of Investments  (Unaudited)

iSHARES® FINANCIALS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 94.25%

CAPITAL MARKETS — 13.24%
Ameriprise Financial Inc.
4.00%, 10/15/23	$10	$10,170
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	150	156,062
Credit Suisse (USA) Inc.
5.85%, 08/16/16	75	83,961
Deutsche Bank AG London
6.00%, 09/01/17	100	114,954
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	100	109,591
6.75%, 10/01/37	125	138,898
Invesco Finance PLC
4.00%, 01/30/24[a]	25	25,433
Jefferies Group LLC
6.88%, 04/15/21	50	57,673
Morgan Stanley
3.75%, 02/25/23	25	24,588
4.10%, 05/22/23	50	48,497
4.75%, 03/22/17	150	164,023
5.75%, 01/25/21[a]	200	227,425
Nomura Holdings Inc.
6.70%, 03/04/20	75	87,904
Northern Trust Corp.
2.38%, 08/02/22	25	23,532
State Street Corp.
2.88%, 03/07/16	100	104,500

		1,377,211
COMMERCIAL BANKS — 30.02%
Abbey National Treasury Services PLC
4.00%, 04/27/16	25	26,563
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	50	46,735
Bank of Nova Scotia
2.90%, 03/29/16	125	130,717
Barclays Bank PLC
5.13%, 01/08/20	100	113,011
5.20%, 07/10/14	100	102,116
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	125	130,642
BNP Paribas SA
3.25%, 03/03/23	50	47,835
3.60%, 02/23/16	125	131,713
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)[a]	50	49,551
Commonwealth Bank of Australia
2.50%, 09/20/18	50	51,023
Credit Suisse New York
5.40%, 01/14/20	50	56,686
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	25	24,968
3.63%, 01/25/16	100	105,118
4.30%, 01/16/24 (Call 12/16/23)	25	24,960

Security	Principal (000s)	Value

HSBC Holdings PLC
4.00%, 03/30/22	$50	$52,056
5.10%, 04/05/21	75	83,978
6.50%, 09/15/37	100	119,498
KeyCorp
5.10%, 03/24/21	25	27,897
Lloyds Bank PLC
4.20%, 03/28/17	50	54,258
National Australia Bank Ltd.
1.60%, 08/07/15	25	25,430
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	150	156,551
Rabobank Nederland
3.38%, 01/19/17	100	106,526
3.88%, 02/08/22	100	102,474
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	48,819
Royal Bank of Scotland Group PLC
5.63%, 08/24/20[a]	25	28,349
6.13%, 01/11/21	75	87,454
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	75	78,984
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	51,821
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	150	155,146
UBS AG Stamford
5.88%, 12/20/17	175	201,065
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	50	52,103
5.63%, 10/15/16	100	112,136
Wells Fargo & Co.
3.00%, 01/22/21	25	25,174
3.50%, 03/08/22	50	50,499
4.60%, 04/01/21	225	247,015
5.38%, 11/02/43	25	25,681
Westpac Banking Corp.
0.95%, 01/12/16	50	50,278
4.88%, 11/19/19	100	111,971
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	25	24,965

		3,121,766
CONSUMER FINANCE — 5.09%
American Express Co.
2.65%, 12/02/22	100	94,182
American Express Credit Corp.
1.30%, 07/29/16	100	100,831
2.38%, 03/24/17	25	25,762
Capital One Financial Corp.
6.75%, 09/15/17	125	146,208
Discover Financial Services
3.85%, 11/21/22	25	24,149
HSBC Finance Corp.
5.00%, 06/30/15	75	79,242
6.68%, 01/15/21	50	58,324

		528,698
DIVERSIFIED FINANCIAL SERVICES — 19.54%
Bank of America Corp.
4.10%, 07/24/23	75	75,362
5.70%, 01/24/22	75	85,238
6.88%, 04/25/18	175	208,006
7.63%, 06/01/19	100	123,828

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Citigroup Inc.
4.05%, 07/30/22	$50	$49,936
4.45%, 01/10/17	75	81,271
4.50%, 01/14/22	50	52,952
4.75%, 05/19/15	100	105,081
4.95%, 11/07/43	25	24,868
6.88%, 03/05/38	100	125,697
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	25	27,182
General Electric Capital Corp.
1.60%, 11/20/17	25	24,998
1.63%, 07/02/15	50	50,822
2.25%, 11/09/15	200	205,837
4.65%, 10/17/21	25	27,426
Series A
6.75%, 03/15/32	175	220,069
ING U.S. Inc.
2.90%, 02/15/18	50	51,472
J.P. Morgan Chase & Co.
1.13%, 02/26/16	100	100,231
3.15%, 07/05/16	200	209,097
3.38%, 05/01/23	50	46,797
5.60%, 07/15/41	100	110,443
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	25	25,589

		2,032,202
HEALTH CARE PROVIDERS & SERVICES — 4.63%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	50	45,680
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	103,813
Humana Inc.
7.20%, 06/15/18	25	29,969
UnitedHealth Group Inc.
0.85%, 10/15/15	50	50,125
6.88%, 02/15/38	75	98,297
WellPoint Inc.
2.30%, 07/15/18	75	75,587
5.10%, 01/15/44	50	50,899
5.25%, 01/15/16	25	27,077

		481,447
INSURANCE — 14.06%
ACE INA Holdings Inc.
2.70%, 03/13/23	25	23,510
4.15%, 03/13/43	25	23,304
Aflac Inc.
2.65%, 02/15/17[a]	75	78,163
3.63%, 06/15/23[a]	25	24,719
Allstate Corp. (The)
5.55%, 05/09/35	25	28,480
American International Group Inc.
8.18%, 05/15/58 (Call 05/15/38)[c]	100	123,250
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	50	50,324
Assurant Inc.
4.00%, 03/15/23	25	24,497

Security	Principal (000s)	Value

AXA SA
8.60%, 12/15/30	$25	$31,062
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	25	28,407
Berkshire Hathaway Inc.
3.00%, 02/11/23	50	48,387
Chubb Corp. (The)
6.50%, 05/15/38	25	32,017
Fidelity National Financial Inc.
5.50%, 09/01/22	15	15,819
Genworth Holdings Inc.
6.52%, 05/22/18	50	57,520
Hartford Financial Services Group Inc.
5.50%, 03/30/20	50	56,879
Infinity Property & Casualty Corp.
5.00%, 09/19/22[a]	10	10,233
Lincoln National Corp.
8.75%, 07/01/19	100	129,795
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	100	108,099
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	50	51,750
6.75%, 06/01/16	100	113,147
Principal Financial Group Inc.
3.30%, 09/15/22	25	24,234
Progressive Corp. (The)
3.75%, 08/23/21	50	51,942
Prudential Financial Inc.
5.80%, 11/16/41	50	56,592
7.38%, 06/15/19	100	124,446
Reinsurance Group of America Inc.
4.70%, 09/15/23	25	25,744
Travelers Companies Inc. (The)
4.60%, 08/01/43	35	35,149
6.25%, 06/20/16	50	56,133
XLIT Ltd.
5.75%, 10/01/21	25	28,720

		1,462,322
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.67%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	25	23,470
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	106,289
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	25	23,393
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	25	22,906
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	25,182
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	25	24,783
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	53,500
HCP Inc.
3.75%, 02/01/16	50	52,399
5.38%, 02/01/21 (Call 11/03/20)	25	27,771
Health Care REIT Inc.
5.25%, 01/15/22 (Call 10/15/21)	50	54,221
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	25,804

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	$25	$23,091
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	25	25,097
ProLogis LP
6.63%, 05/15/18	100	115,943
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	25	23,407
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	125	144,991
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	25	25,505

		797,752

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,444,893)		9,801,398

SHORT-TERM INVESTMENTS — 6.46%

MONEY MARKET FUNDS — 6.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	280	280,064
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	24	24,081
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	368	367,778

		671,923

TOTAL SHORT-TERM INVESTMENTS
(Cost: $671,923)		671,923

TOTAL INVESTMENTS IN SECURITIES — 100.71%
(Cost: $10,116,816)		10,473,321
Other Assets, Less Liabilities — (0.71)%		(73,705)

NET ASSETS — 100.00%		$10,399,616

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

52

Schedule of Investments  (Unaudited)

iSHARES® FLOATING RATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 85.63%

AEROSPACE & DEFENSE — 0.45%
Honeywell International Inc.
0.29%, 11/17/15	$6,000	$6,003,180
Rockwell Collins Inc.
0.59%, 12/15/16	4,000	4,000,012
United Technologies Corp.
0.74%, 06/01/15	6,600	6,641,164

		16,644,356
AUTO COMPONENTS — 0.16%
Johnson Controls Inc.
0.65%, 02/04/14	6,050	6,050,000

		6,050,000
AUTOMOBILES — 0.31%
Nissan Motor Acceptance Corp.
0.95%, 09/26/16[b]	11,400	11,458,151

		11,458,151
BEVERAGES — 1.88%
Anheuser-Busch InBev Finance Inc.
0.43%, 01/27/17	6,000	6,003,588
0.64%, 02/01/19	6,000	5,991,216
Anheuser-Busch InBev Woldwide Inc.
0.60%, 07/14/14	2,400	2,403,449
Coca-Cola Co. (The)
0.19%, 03/14/14	4,606	4,606,184
0.22%, 03/05/15	4,000	3,997,980
0.34%, 11/01/16	18,000	18,004,914
PepsiCo Inc.
0.44%, 07/30/15[c]	12,000	12,022,272
0.45%, 02/26/16	9,200	9,200,138
SABMiller Holdings Inc.
0.93%, 08/01/18[b]	7,000	7,033,936

		69,263,677
CAPITAL MARKETS — 9.82%
Bank of New York Mellon Corp. (The)
0.47%, 10/23/15	16,731	16,742,293
0.47%, 03/04/16	3,000	2,995,668
0.51%, 07/28/14	2,950	2,952,496
0.80%, 08/01/18	3,000	3,007,941
Series 1
0.68%, 03/06/18	2,000	1,999,268
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
0.63%, 11/21/16	22,500	22,369,635
European Investment Bank
0.64%, 02/03/14[b]	8,000	8,000,000
Goldman Sachs Group Inc. (The)
0.70%, 03/22/16	31,465	31,334,231
0.74%, 01/12/15[c]	6,000	6,000,354
0.85%, 09/29/14	15,510	15,541,253

Security	Principal (000s)	Value

1.24%, 02/07/14	$24,175	$24,176,040
1.24%, 11/21/14	15,000	15,071,805
1.34%, 11/15/18[c]	16,850	16,888,991
1.44%, 04/30/18[c]	45,000	45,486,900
Series B
0.64%, 07/22/15[c]	17,925	17,913,367
International Finance Corp.
0.16%, 01/28/15	15,258	15,255,452
0.16%, 08/27/15	10,000	10,002,760
0.19%, 08/01/16	15,000	15,000,159
Morgan Stanley
0.69%, 10/18/16	28,600	28,427,084
0.72%, 10/15/15	29,754	29,721,449
1.09%, 01/24/19	5,000	4,966,335
1.49%, 02/25/16	7,000	7,094,269
1.52%, 04/25/18	14,031	14,251,820
Nomura Holdings Inc.
1.69%, 09/13/16	7,000	7,122,570

		362,322,140
CHEMICALS — 0.22%
E.I. du Pont de Nemours and Co.
0.67%, 03/25/14	7,975	7,979,905

		7,979,905
COMMERCIAL BANKS — 33.26%
Abbey National Treasury Services PLC
1.82%, 04/25/14	14,800	14,846,176
ABN AMRO Bank NV
1.04%, 10/28/16[b]	15,000	15,061,635
African Development Bank
0.57%, 08/04/14	2,990	2,993,860
American Express Centurion Bank
0.69%, 11/13/15	3,975	3,987,688
Australia and New Zealand Banking Group Ltd.
0.44%, 05/07/15[b]	17,000	17,012,920
0.62%, 01/10/17[b]	5,000	4,997,125
0.80%, 05/15/18	13,000	13,005,577
Bank of America N.A.
0.52%, 06/15/16	7,150	7,080,009
0.54%, 06/15/17	8,525	8,343,008
0.71%, 11/14/16	25,000	25,082,525
Bank of Montreal
0.50%, 09/24/15[c]	21,900	21,925,404
0.71%, 04/29/14	8,500	8,509,571
0.71%, 09/11/15	7,000	7,033,495
0.76%, 07/15/16	6,000	6,029,502
0.84%, 04/09/18	8,500	8,556,602
Bank of Nova Scotia
0.64%, 03/15/16	7,000	7,013,545
0.66%, 12/13/16	8,000	8,018,136
0.70%, 09/11/15	6,500	6,526,826
0.76%, 07/15/16	5,500	5,523,040
1.28%, 01/12/15	2,500	2,524,263
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.69%, 02/26/16[b]	5,935	5,941,208
0.85%, 09/09/16[b,c]	5,000	5,021,900
0.90%, 02/24/14[b]	12,250	12,253,895
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.72%, 04/02/14	1,000	1,000,891

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

BB&T Corp.
0.94%, 04/28/14 (Call 03/28/14)	$13,300	$13,316,412
1.00%, 02/01/19 (Call 01/02/19)	3,000	2,994,156
1.10%, 06/15/18 (Call 05/15/18)	2,000	2,027,496
BNP Paribas SA
0.83%, 12/12/16	3,000	3,009,348
3.00%, 12/20/14	25,300	25,859,079
BPCE SA
1.49%, 04/25/16	18,000	18,233,442
1.99%, 02/07/14[b]	8,200	8,200,738
Branch Banking & Trust Co.
0.56%, 09/13/16	8,000	7,940,880
Canadian Imperial Bank of Commerce
0.76%, 07/18/16	4,000	4,016,812
Commonwealth Bank of Australia
0.52%, 09/17/14[b]	13,525	13,544,314
0.52%, 01/29/15[b]	9,000	9,025,857
0.75%, 06/25/14[b,c]	12,100	12,121,453
0.75%, 09/20/16[b]	32,575	32,651,779
0.97%, 03/17/14[b]	23,350	23,375,125
1.04%, 09/18/15[b]	14,150	14,294,273
Credit Agricole SA
1.40%, 04/15/16[b]	7,000	7,084,217
Danske Bank A/S
1.29%, 04/14/14[b,c]	10,000	10,015,210
Dexia Credit Local SA
0.54%, 11/13/15[b]	25,000	24,991,200
Fifth Third Bank
0.65%, 02/26/16 (Call 01/26/16)	6,000	6,009,954
HSBC Bank PLC
0.88%, 05/15/18[b,c]	3,500	3,516,219
HSBC USA Inc.
1.13%, 09/24/18	10,000	10,122,790
ING Bank NV
1.19%, 03/07/16[b,c]	14,000	14,122,262
1.64%, 06/09/14[b]	8,500	8,535,760
1.89%, 09/25/15[b]	10,500	10,722,694
Intesa Sanpaolo SpA
2.64%, 02/24/14[b]	23,750	23,775,982
J.P. Morgan Chase Bank N.A.
0.49%, 07/30/15	13,000	13,011,544
Kookmin Bank
1.49%, 10/11/16[b]	5,000	5,032,965
Manufacturers and Traders Trust Co.
0.54%, 03/07/16	6,000	5,987,736
National Australia Bank Ltd.
0.44%, 05/28/15[b]	2,400	2,403,830
0.45%, 10/02/14[b]	2,900	2,901,911
0.54%, 01/22/15[b]	15,850	15,888,737
0.67%, 12/02/16[b,c]	3,000	3,001,683
0.79%, 07/25/16	22,000	22,109,032
0.96%, 04/11/14[b]	11,250	11,263,871
1.19%, 07/25/14[b]	22,250	22,358,380
1.37%, 08/07/15	9,850	9,997,819
1.39%, 02/14/14	250	250,095
National City Bank
0.61%, 06/07/17	6,550	6,479,398
Nordea Bank AB
0.70%, 05/13/16[b]	13,000	13,038,285
PNC Bank N.A.
0.56%, 04/29/16 (Call 04/29/15)[d]	9,000	9,004,896
Rabobank Nederland
0.59%, 04/14/14	5,900	5,904,714
0.72%, 03/18/16	12,850	12,912,515

Security	Principal (000s)	Value

Royal Bank of Canada
0.45%, 04/29/15	$13,082	$13,102,931
0.47%, 01/06/15	11,000	11,022,418
0.54%, 04/17/14	14,335	14,341,551
0.57%, 01/23/17	20,000	20,000,120
0.61%, 03/08/16	17,675	17,722,846
0.70%, 09/09/16	12,000	12,046,608
0.94%, 10/30/14	22,500	22,612,477
Societe Generale
1.29%, 04/11/14[b]	16,200	16,227,232
SSIF Nevada LP
0.94%, 04/14/14[b]	27,450	27,484,312
Standard Chartered PLC
1.19%, 05/12/14[b]	8,850	8,872,320
Sumitomo Mitsui Banking Corp.
0.67%, 01/10/17	10,000	10,005,850
0.91%, 07/19/16	7,000	7,014,070
1.19%, 07/22/14[b]	5,350	5,370,721
Sumitomo Mitsui Trust Bank Ltd.
1.02%, 09/16/16[b]	8,750	8,813,499
SunTrust Bank
0.53%, 08/24/15	1,000	992,174
SunTrust Banks Inc.
0.70%, 02/15/17 (Call 01/15/17)	5,000	4,992,414
Svenska Handelsbanken AB
0.70%, 03/21/16[c]	6,750	6,770,345
0.72%, 09/23/16	14,000	14,033,054
Toronto-Dominion Bank (The)
0.42%, 05/01/15	34,850	34,875,928
0.44%, 11/06/15	15,000	15,005,235
0.54%, 07/14/14	9,575	9,589,564
0.70%, 09/09/16	25,000	25,071,300
Series 1
0.79%, 04/30/18	7,000	7,015,295
U.S. Bancorp
0.73%, 11/15/18 (Call 10/15/18)[c]	5,000	5,030,600
Union Bank N.A.
1.00%, 09/26/16	7,000	7,060,571
US Bank N.A.
0.47%, 01/30/17 (Call 12/30/16)	3,000	3,000,000
0.52%, 10/14/14	3,600	3,604,954
Wachovia Bank N.A./Wells Fargo & Co.
0.57%, 03/15/16[c]	1,375	1,369,697
0.62%, 11/03/14	14,000	14,020,804
Wachovia Corp./Wells Fargo & Co.
0.51%, 06/15/17	30,150	30,001,210
0.58%, 10/28/15	6,250	6,249,500
0.61%, 10/15/16	27,560	27,453,370
Wells Fargo & Co.
0.44%, 10/28/15[c]	32,450	32,382,407
0.77%, 07/20/16	17,450	17,536,482
0.87%, 04/23/18[c]	19,000	19,120,042
1.17%, 06/26/15	8,000	8,090,376
Wells Fargo Bank N.A.
0.45%, 05/16/16	10,200	10,140,769
Westpac Banking Corp.
0.67%, 11/25/16	13,000	13,014,391
0.98%, 03/31/14[b]	4,200	4,204,528
0.98%, 07/30/18	4,000	4,040,768
1.01%, 09/25/15	18,500	18,672,401

		1,227,318,798

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

COMMUNICATIONS EQUIPMENT — 0.33%
Cisco Systems Inc.
0.49%, 03/14/14	$12,106	$12,110,419

		12,110,419
COMPUTERS & PERIPHERALS — 1.62%
Apple Inc.
0.29%, 05/03/16[c]	18,000	17,995,968
0.49%, 05/03/18	22,300	22,262,581
Dell Inc.
0.85%, 04/01/14	500	498,720
Hewlett-Packard Co.
0.64%, 05/30/14	3,856	3,858,877
1.18%, 01/14/19	10,000	9,995,260
1.79%, 09/19/14	5,000	5,036,830

		59,648,236
CONSUMER FINANCE — 6.45%
American Express Bank FSB
0.46%, 06/12/17[c]	17,600	17,483,453
American Express Co.
0.83%, 05/22/18	8,700	8,700,539
American Express Credit Corp.
0.75%, 07/29/16	6,000	6,028,416
1.10%, 06/24/14[c]	6,340	6,358,449
1.34%, 06/12/15	12,500	12,661,400
American Honda Finance Corp.
0.34%, 11/13/14[b,c]	4,000	4,003,116
0.46%, 11/03/14[b]	12,800	12,821,107
0.61%, 05/26/16[b]	15,000	15,043,365
0.64%, 06/18/14[b]	6,295	6,306,747
0.74%, 10/07/16[c]	4,000	4,027,620
Banque PSA Finance SA
2.14%, 04/04/14[b]	500	499,400
Caterpillar Financial Services Corp.
0.34%, 11/19/14	6,000	6,001,770
0.39%, 08/27/14	1,000	1,000,734
0.48%, 02/26/16	9,000	9,020,619
0.59%, 02/09/15	7,500	7,521,240
Ford Motor Credit Co. LLC
1.02%, 01/17/17	5,000	5,026,225
1.49%, 05/09/16	8,000	8,130,840
HSBC Finance Corp.
0.67%, 06/01/16[c]	15,750	15,725,225
John Deere Capital Corp.
0.31%, 01/12/15	11,795	11,802,124
0.34%, 10/08/14	500	500,433
0.36%, 06/15/15	9,180	9,189,198
0.36%, 12/10/15	5,000	4,997,255
0.39%, 04/25/14	3,250	3,252,483
0.41%, 06/16/14	3,850	3,852,079
0.53%, 10/11/16	2,000	2,003,778
0.78%, 09/22/14	8,700	8,730,555
Toyota Motor Credit Corp.
0.32%, 08/22/14	4,000	4,000,756
0.39%, 03/10/15	12,696	12,711,870
0.39%, 04/08/15[c]	6,000	6,007,512
0.39%, 09/18/15	3,000	3,000,531
0.39%, 10/07/15	3,000	3,001,014
0.41%, 11/21/14	2,000	2,002,922

Security	Principal (000s)	Value

0.41%, 01/23/15	$9,500	$9,515,970
0.53%, 05/17/16	7,000	7,022,330

		237,951,075
DIVERSIFIED FINANCIAL SERVICES — 17.18%
Bank of America Corp.
0.50%, 10/14/16[c]	14,750	14,617,530
0.57%, 08/15/16	1,300	1,284,787
1.07%, 03/22/16	8,025	8,071,176
1.28%, 01/15/19[c]	10,000	10,076,920
1.32%, 03/22/18	17,000	17,220,847
1.79%, 07/11/14	3,910	3,931,912
Series C
0.70%, 01/15/15	1,000	1,001,301
Banque Federative du Credit Mutuel SA
1.09%, 10/28/16[b]	3,500	3,510,385
1.09%, 01/20/17[b]	12,000	11,996,580
BBVA U.S. Senior SA Unipersonal
2.36%, 05/16/14	7,700	7,735,743
BP Capital Markets PLC
0.57%, 11/06/15	5,000	5,007,850
0.66%, 11/07/16	5,000	5,028,740
0.75%, 05/10/18	3,400	3,402,873
0.84%, 03/11/14	2,975	2,976,726
0.88%, 09/26/18	13,000	13,071,331
Citigroup Inc.
0.37%, 03/07/14	14,150	14,148,726
0.51%, 06/09/16	25,390	24,963,397
0.52%, 11/05/14	29,500	29,484,571
0.92%, 11/15/16	17,000	17,087,550
1.04%, 04/01/16	8,000	8,050,056
1.18%, 04/01/14[c]	8,000	8,010,152
1.20%, 07/25/16	7,550	7,635,391
Daimler Finance North America LLC
0.84%, 01/09/15[b]	11,000	11,039,468
0.86%, 03/28/14[b,c]	7,400	7,406,482
0.92%, 08/01/16[b]	7,000	7,037,968
1.02%, 04/10/14[b]	6,500	6,510,238
General Electric Capital Corp.
0.41%, 02/15/17[c]	240	238,215
0.44%, 01/08/16[c]	7,500	7,494,945
0.44%, 05/11/16	8,792	8,782,496
0.47%, 01/14/16	10,000	10,005,850
0.51%, 08/07/18	2,000	1,966,494
0.62%, 01/09/15	7,500	7,528,088
0.62%, 07/10/15	8,000	8,027,872
0.84%, 12/11/15	18,600	18,741,844
0.84%, 01/08/16	14,750	14,859,238
0.87%, 04/07/14	10,900	10,906,289
0.87%, 06/02/14	1,000	1,002,244
0.89%, 07/12/16[c]	23,000	23,212,888
0.94%, 04/24/14[c]	10,500	10,516,117
0.96%, 04/02/18	3,000	3,029,682
1.00%, 01/14/19	10,000	10,004,900
1.11%, 05/09/16	1,750	1,773,202
1.28%, 07/02/15[c]	8,500	8,604,797
Series A
0.50%, 09/15/14	26,300	26,338,135
International Bank for Reconstruction and Development
0.16%, 01/14/15	27,400	27,413,426
0.16%, 08/07/15	5,000	5,001,480

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
0.69%, 04/23/15	$18,800	$18,849,613
0.86%, 02/26/16	33,700	33,838,709
0.87%, 01/28/19	15,000	14,941,785
0.90%, 10/15/15	12,900	12,969,544
0.99%, 05/02/14	32,500	32,555,737
1.14%, 01/25/18	28,862	29,203,957
1.30%, 03/20/15	5,600	5,655,451
Volkswagen International Finance NV
0.84%, 11/20/14[b]	7,000	7,024,997
0.86%, 04/01/14[b]	7,350	7,355,072
1.00%, 03/21/14[b]	15,650	15,663,146

		633,814,913
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.35%
AT&T Inc.
0.62%, 02/12/16	16,625	16,613,529
Verizon Communications Inc.
0.44%, 03/06/15[b]	5,500	5,495,446
0.86%, 03/28/14	6,700	6,705,735
1.77%, 09/15/16	35,800	36,856,673
1.99%, 09/14/18	20,000	20,927,940

		86,599,323
ELECTRIC UTILITIES — 0.08%
Georgia Power Co.
0.56%, 03/15/16 (Call 03/15/14)	3,000	3,000,141

		3,000,141
ELECTRICAL EQUIPMENT — 0.19%
Eaton Corp.
0.57%, 06/16/14	7,000	7,007,189

		7,007,189
FOOD & STAPLES RETAILING — 0.39%
Kroger Co. (The)
0.80%, 10/17/16	7,000	7,014,994
Walgreen Co.
0.74%, 03/13/14	7,300	7,300,474

		14,315,468
FOOD PRODUCTS — 0.50%
Campbell Soup Co.
0.54%, 08/01/14	4,300	4,303,569
General Mills Inc.
0.44%, 01/28/16	5,000	5,001,020
0.54%, 01/29/16	1,500	1,500,591
0.59%, 05/16/14	5,700	5,704,241
Kellogg Co.
0.47%, 02/13/15	2,000	2,002,066

		18,511,487
HEALTH CARE EQUIPMENT & SUPPLIES — 0.24%
Baxter International Inc.
0.41%, 12/11/14	8,900	8,911,623

		8,911,623

Security	Principal (000s)	Value

HEALTH CARE PROVIDERS & SERVICES — 0.27%
International Finance Facility for Immunisation
0.43%, 07/05/16[b]	$10,000	$10,000,104

		10,000,104
HOUSEHOLD PRODUCTS — 0.70%
Procter & Gamble Co. (The)
0.14%, 02/14/14	4,500	4,500,139
0.16%, 02/06/14	5,400	5,400,022
0.32%, 11/04/16	15,900	15,891,303

		25,791,464
INSURANCE — 2.99%
Berkshire Hathaway Finance Corp.
0.39%, 01/10/17	7,000	6,995,961
Berkshire Hathaway Inc.
0.94%, 08/15/14	8,703	8,736,124
Jackson National Life Global Funding
0.60%, 09/30/15[b]	4,750	4,765,665
MetLife Global Funding I
0.59%, 03/19/14[b]	9,020	9,024,763
0.77%, 07/15/16[b]	3,000	3,016,209
MetLife Inc.
0.61%, 01/06/15[b]	8,500	8,526,086
MetLife Institutional Funding II
1.14%, 04/04/14[b]	14,750	14,772,597
New York Life Global Funding
0.28%, 09/19/14[b]	13,450	13,454,156
0.36%, 06/18/14[b]	7,510	7,514,491
0.50%, 04/04/14[b]	4,350	4,352,680
0.59%, 05/23/16[b]	4,500	4,517,725
Principal Life Global Funding II
0.40%, 09/19/14[b]	5,500	5,504,048
0.61%, 05/27/16[b]	1,000	1,001,631
0.87%, 07/09/14[b]	8,000	8,021,360
Prudential Financial Inc.
1.02%, 08/15/18	10,000	10,035,480

		110,238,976
IT SERVICES — 0.68%
IBM International Group Capital LLC
0.27%, 07/29/15	5,000	4,999,260
International Business Machines Corp.
0.22%, 02/04/15	20,000	20,000,080

		24,999,340
MEDIA — 0.84%
NBCUniversal Enterprise Inc.
0.78%, 04/15/16[b]	8,000	8,034,864
0.92%, 04/15/18[b]	11,900	11,917,933
Walt Disney Co. (The)
0.23%, 02/11/15	11,100	11,097,891

		31,050,688
METALS & MINING — 0.87%
BHP Billiton Finance (USA) Ltd.
0.50%, 09/30/16	17,900	17,928,676
0.51%, 02/18/14	4,250	4,250,433

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Glencore Funding LLC
1.40%, 05/27/16[b]	$4,000	$3,988,268
Rio Tinto Finance (USA) PLC
1.08%, 06/17/16[c]	6,000	6,053,712

		32,221,089
MULTI-UTILITIES — 0.02%
Sempra Energy
1.00%, 03/15/14	650	650,527

		650,527
MULTILINE RETAIL — 0.27%
Target Corp.
0.41%, 07/18/14	9,850	9,856,353

		9,856,353
OFFICE ELECTRONICS — 0.01%
Xerox Corp.
1.06%, 05/16/14	500	500,733

		500,733
OIL, GAS & CONSUMABLE FUELS — 1.30%
Devon Energy Corp.
0.78%, 12/15/16	9,000	9,010,215
EOG Resources Inc.
0.99%, 02/03/14	140	140,000
Schlumberger Investment SA
0.79%, 09/12/14[b]	2,950	2,959,387
Shell International Finance BV
0.31%, 11/10/15	3,000	3,001,059
0.45%, 11/15/16	16,352	16,356,530
Total Capital Canada Ltd.
0.62%, 01/15/16	10,550	10,598,308
Total Capital International SA
0.81%, 08/10/18	6,000	6,032,010

		48,097,509
PHARMACEUTICALS — 1.57%
AbbVie Inc.
1.00%, 11/06/15[c]	9,400	9,490,221
Johnson & Johnson
0.33%, 05/15/14	6,600	6,600,799
Merck & Co. Inc.
0.43%, 05/18/16	9,900	9,920,008
0.60%, 05/18/18	11,000	10,995,501
Pfizer Inc.
0.54%, 06/15/18	9,000	9,023,589
Sanofi
0.56%, 03/28/14	3,506	3,507,539
Teva Pharmaceutical Finance III BV
0.75%, 03/21/14	8,293	8,298,523

		57,836,180

Security	Principal (000s)	Value

TOBACCO — 0.19%
Philip Morris International Inc.
0.29%, 02/26/15	$7,000	$7,002,520

		7,002,520
WIRELESS TELECOMMUNICATION SERVICES — 0.49%
America Movil SAB de CV
1.24%, 09/12/16	9,849	9,947,904
Vodafone Group PLC
0.62%, 02/19/16	8,200	8,191,062

		18,138,966

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,152,328,181)		3,159,291,350

FOREIGN AGENCY OBLIGATIONS[a,e] — 14.57%

CANADA — 0.45%
Ontario (Province of)
0.29%, 08/13/15	14,400	14,391,302
0.40%, 04/01/15	2,000	2,001,386

		16,392,688
FRANCE — 0.14%
Electricite de France
0.69%, 01/20/17[b]	5,000	5,003,000

		5,003,000
GERMANY — 2.24%
KfW
0.12%, 10/30/14	10,000	9,998,200
0.21%, 01/23/15	24,000	23,998,296
0.22%, 07/09/15[c]	5,000	4,999,305
0.24%, 03/17/14	14,000	14,001,022
0.31%, 03/13/15	23,500	23,518,847
Landwirtschaftliche Rentenbank
0.44%, 03/15/16[b]	6,000	6,019,404

		82,535,074
JAPAN — 0.12%
Japan Bank for International Cooperation
0.60%, 11/13/18	4,500	4,506,354

		4,506,354
MEXICO — 0.22%
Petroleos Mexicanos
2.26%, 07/18/18	8,000	8,240,000

		8,240,000
NETHERLANDS — 2.81%
Achmea Hypotheekbank NV
0.59%, 11/03/14[b]	8,000	8,015,456
Bank Nederlandse Gemeenten
0.29%, 05/07/15[b]	10,000	9,998,000
0.41%, 07/18/16[b]	12,000	12,007,752

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Nederlandse Waterschapsbank NV
0.29%, 10/27/14[b]	$33,000	$33,025,641
0.33%, 11/04/15[b]	12,000	12,004,176
0.44%, 10/18/16[b]	17,000	17,000,102
Petrobras Global Finance BV
1.86%, 05/20/16	8,000	7,890,000
2.38%, 01/15/19[c]	3,981	3,871,523

		103,812,650
NORWAY — 3.53%
Kommunalbanken AS
0.26%, 01/26/15[b]	22,500	22,493,925
0.32%, 03/18/16[b]	18,900	18,900,964
0.36%, 03/10/14[b]	2,000	2,000,472
0.37%, 10/31/16[b]	11,500	11,500,000
0.42%, 02/20/18[b]	18,200	18,178,160
0.45%, 04/01/15[b]	6,500	6,513,617
0.63%, 03/27/17[b]	32,500	32,734,390
Statoil ASA
0.53%, 05/15/18	8,000	7,993,336
0.70%, 11/08/18	10,000	10,060,990

		130,375,854
SOUTH KOREA — 0.14%
Korea Development Bank (The)
0.86%, 01/22/17	5,000	5,001,500

		5,001,500
SUPRANATIONAL — 3.09%
Asian Development Bank
0.16%, 05/29/15	19,000	18,990,044
0.17%, 05/13/16	5,000	4,997,745
Inter-American Development Bank
0.16%, 07/29/15	25,800	25,784,985
0.20%, 02/11/16	29,000	28,993,707
0.22%, 10/15/15	9,600	9,594,518
0.23%, 12/12/16	9,000	9,008,748
0.27%, 09/12/18	7,000	6,993,693
0.69%, 05/20/14	9,700	9,712,154

		114,075,594
SWEDEN — 1.83%
Kommuninvest I Sverige AB
0.23%, 09/12/14[b]	10,000	9,998,184
0.24%, 06/22/15[b]	15,000	14,998,020
0.27%, 03/26/15[b]	7,500	7,498,747
Svensk Exportkredit AB
0.42%, 06/12/17	15,800	15,826,813
0.54%, 01/23/17	16,100	16,182,915
0.99%, 08/14/14	3,100	3,111,219

		67,615,898

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $537,902,818)		537,558,612

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,f,g]	$45,508	$45,507,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,f,g]	3,913	3,912,967
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,f]	21,511	21,511,011

		70,931,921

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,931,921)		70,931,921

TOTAL INVESTMENTS IN SECURITIES — 102.12%
(Cost: $3,761,162,920)		3,767,781,883
Other Assets, Less Liabilities — (2.12)%		(78,313,746)

NET ASSETS — 100.00%		$3,689,468,137

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

58

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

January 31, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 62.33%

AUSTRALIA — 0.84%
Australia (Commonwealth of)
2.50%, 09/20/30[a]	AUD	$10	$10,308
3.00%, 09/20/25[a]	AUD	56	62,419
4.00%, 08/20/15	AUD	5	7,791
4.00%, 08/20/20	AUD	80	128,501

			209,019
BRAZIL — 8.54%
Brazil (Federative Republic of)
6.00%, 08/15/14	BRL	16	15,736
6.00%, 05/15/15	BRL	494	486,212
6.00%, 08/15/16	BRL	100	96,846
6.00%, 05/15/17	BRL	100	96,209
6.00%, 08/15/18	BRL	270	256,650
6.00%, 08/15/20	BRL	306	286,927
6.00%, 08/15/22	BRL	106	98,056
6.00%, 05/15/35	BRL	254	222,366
6.00%, 08/15/40	BRL	481	415,308
6.00%, 08/15/50	BRL	170	144,625

			2,118,935
CANADA — 1.92%
Canada (Government of)
1.50%, 12/01/44	CAD	21	21,583
2.00%, 12/01/41	CAD	169	189,149
4.00%, 12/01/31	CAD	27	36,795
4.25%, 12/01/26	CAD	176	228,836

			476,363
CHILE — 1.23%
Chile (Republic of)
3.00%, 05/01/28	CLP	23,436	46,394
4.50%, 10/15/23	CLP	117,179	259,668

			306,062
COLOMBIA — 0.61%
Colombia (Republic of)
3.50%, 03/10/21	COP	311,843	152,240

			152,240
FRANCE — 9.11%
France (Republic of)
0.10%, 07/25/21	EUR	1	1,343
0.25%, 07/25/18	EUR	1	1,430
0.25%, 07/25/24	EUR	20	26,224
0.45%, 07/25/16	EUR	419	582,789
1.00%, 07/25/17	EUR	1	1,607
1.10%, 07/25/22	EUR	411	587,747
1.30%, 07/25/19	EUR	11	15,504
1.60%, 07/25/15	EUR	60	83,176

Security	Principal (000s)		Value

1.80%, 07/25/40	EUR	17	$26,842
1.85%, 07/25/27	EUR	1	1,623
2.10%, 07/25/23	EUR	108	166,970
2.25%, 07/25/20	EUR	61	93,596
3.15%, 07/25/32	EUR	309	569,865
3.40%, 07/25/29	EUR	55	102,789

			2,261,505
GERMANY — 2.86%
Germany (Federal Republic of)
0.10%, 04/15/23	EUR	67	90,003
0.75%, 04/15/18	EUR	132	186,855
1.50%, 04/15/16	EUR	79	110,401
1.75%, 04/15/20	EUR	213	321,338

			708,597
ISRAEL — 1.93%
Israel (State of)
1.50%, 06/30/14	ILS	90	29,255
2.75%, 09/30/22	ILS	200	66,168
3.50%, 04/30/18	ILS	578	223,050
4.00%, 05/30/36	ILS	272	119,880
5.00%, 04/30/15	ILS	100	40,570

			478,923
ITALY — 6.46%
Italy (Republic of)
2.10%, 09/15/17[a]	EUR	492	683,438
2.10%, 09/15/21[a]	EUR	76	101,078
2.15%, 09/15/14[a]	EUR	58	79,786
2.35%, 09/15/19[a]	EUR	231	321,673
2.35%, 09/15/35[a]	EUR	163	205,811
2.55%, 09/15/41[a]	EUR	53	64,488
3.10%, 09/15/26[a]	EUR	105	145,960

			1,602,234
JAPAN — 0.78%
Japan (Government of)
0.10%, 09/10/23	JPY	302	3,163
1.10%, 09/10/16	JPY	8,634	93,540
1.20%, 12/10/17	JPY	8,726	97,298

			194,001
MEXICO — 2.23%
United Mexican States
2.50%, 12/10/20	MXN	3,076	231,851
4.00%, 11/15/40	MXN	1,531	114,377
4.50%, 12/18/14	MXN	1,275	98,938
4.50%, 12/04/25	MXN	459	41,252
4.50%, 11/22/35	MXN	842	67,910

			554,328
NEW ZEALAND — 0.16%
New Zealand (Government of)
2.00%, 09/20/25	NZD	32	24,733
4.50%, 02/15/16	NZD	12	15,211

			39,944

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

January 31, 2014

Security	Principal (000s)		Value

POLAND — 0.31%
Poland (Republic of)
2.75%, 08/25/23	PLN	46	$15,260
3.00%, 08/24/16	PLN	187	61,931

			77,191
SOUTH AFRICA — 0.87%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	26	2,461
2.60%, 03/31/28	ZAR	112	10,031
3.45%, 12/07/33	ZAR	1,023	103,944
5.50%, 12/07/23	ZAR	869	98,602

			215,038
SOUTH KOREA — 0.27%
Korea (Republic of)
2.75%, 06/10/20	KRW	68,611	67,742

			67,742
SWEDEN — 1.21%
Sweden (Kingdom of)
0.25%, 06/01/22	SEK	120	17,872
3.50%, 12/01/15	SEK	800	159,495
3.50%, 12/01/28	SEK	485	123,410

			300,777
THAILAND — 0.12%
Thailand (Kingdom of)
1.20%, 07/14/21[a]	THB	1,058	29,538

			29,538
TURKEY — 1.57%
Turkey (Republic of)
2.00%, 10/26/22	TRY	185	72,185
3.00%, 02/23/22	TRY	62	26,504
3.00%, 08/02/23	TRY	52	21,899
4.00%, 04/01/20	TRY	174	78,759
7.00%, 10/01/14	TRY	279	125,229
9.00%, 05/21/14	TRY	141	63,486

			388,062
UNITED KINGDOM — 21.31%
United Kingdom
0.13%, 11/22/19[a]	GBP	161	282,025
0.13%, 03/22/24[a]	GBP	263	445,670
0.13%, 03/22/29[a]	GBP	1	1,767
0.13%, 03/22/44[a]	GBP	165	276,504
0.13%, 03/22/68[a]	GBP	57	100,595
0.25%, 03/22/52[a]	GBP	1	1,843
0.38%, 03/22/62[a]	GBP	112	216,764
0.50%, 03/22/50[a]	GBP	166	318,651
0.63%, 03/22/40[a]	GBP	179	337,009
0.63%, 11/22/42[a]	GBP	95	182,316

Security	Principal or Shares (000s)		Value

0.75%, 03/22/34[a]	GBP	148	$276,121
0.75%, 11/22/47[a]	GBP	40	81,623
1.13%, 11/22/37[a]	GBP	122	251,256
1.25%, 11/22/17[a]	GBP	234	426,384
1.25%, 11/22/27[a]	GBP	221	429,694
1.25%, 11/22/32[a]	GBP	138	279,691
1.25%, 11/22/55[a]	GBP	151	377,420
1.88%, 11/22/22[a]	GBP	132	262,736
2.00%, 01/26/35[a]	GBP	19	61,872
2.50%, 07/26/16[a]	GBP	21	117,461
2.50%, 04/16/20[a]	GBP	1	5,962
2.50%, 07/17/24[a]	GBP	14	74,983
4.13%, 07/22/30[a]	GBP	95	480,248

			5,288,595

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $16,590,487)			15,469,094

U.S. GOVERNMENT OBLIGATIONS — 35.52%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	USD	447	461,063
0.13%, 07/15/22	USD	252	248,034
0.13%, 01/15/23	USD	586	569,761
0.38%, 07/15/23	USD	250	249,101
0.63%, 02/15/43[b]	USD	142	117,449
0.75%, 02/15/42	USD	248	213,411
1.13%, 01/15/21	USD	1,309	1,404,777
1.38%, 07/15/18[b]	USD	289	316,604
1.38%, 01/15/20	USD	253	276,967
1.63%, 01/15/18[b]	USD	846	928,357
1.88%, 07/15/15[b]	USD	210	221,043
2.00%, 07/15/14[b]	USD	296	302,226
2.00%, 01/15/16	USD	1,214	1,296,063
2.00%, 01/15/26	USD	500	572,952
2.13%, 02/15/41	USD	368	438,827
2.38%, 01/15/27	USD	58	68,851
3.88%, 04/15/29	USD	797	1,129,557

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,884,973)			8,815,043

SHORT-TERM INVESTMENTS — 4.19%

MONEY MARKET FUNDS — 4.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]		901	900,530
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]		77	77,431

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

January 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	61	$61,050

		1,039,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,039,011)		1,039,011

TOTAL INVESTMENTS IN SECURITIES — 102.04%
(Cost: $26,514,471)		25,323,148
Other Assets, Less Liabilities — (2.04)%		(504,720)

NET ASSETS — 100.00%		$24,818,428

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
COP — Colombian Peso
EUR — Euro
GBP — British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
THB — Thai Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

61

Schedule of Investments  (Unaudited)

iSHARES® GNMA BOND ETF

January 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.69%

MORTGAGE-BACKED SECURITIES — 99.69%
Government National Mortgage Association
2.50%, 01/15/28	$24	$23,994
2.50%, 02/20/28	46	46,775
2.50%, 02/01/44[a]	60	56,841
3.00%, 07/15/27	45	46,531
3.00%, 09/15/27	47	49,127
3.00%, 12/20/27	176	182,924
3.00%, 09/15/42	22	22,116
3.00%, 10/15/42	42	41,878
3.00%, 12/15/42	181	179,628
3.00%, 12/20/42	946	938,917
3.00%, 01/15/43	102	101,595
3.00%, 06/20/43	2,322	2,305,292
3.00%, 02/01/44[a]	2,120	2,099,462
3.50%, 02/15/26	32	33,679
3.50%, 11/15/26	20	21,451
3.50%, 02/20/27	58	61,049
3.50%, 08/15/42	70	72,587
3.50%, 09/15/42	105	108,725
3.50%, 09/20/42	1,468	1,514,866
3.50%, 10/15/42	37	38,200
3.50%, 10/20/42	856	882,804
3.50%, 11/20/42	347	358,337
3.50%, 01/15/43	461	475,196
3.50%, 03/15/43	121	124,611
3.50%, 04/20/43	753	777,283
3.50%, 05/15/43	83	85,330
3.50%, 02/01/44[a]	2,403	2,473,733
4.00%, 03/20/26	22	24,079
4.00%, 07/20/26	19	20,281
4.00%, 02/15/41	41	43,595
4.00%, 03/15/41	42	44,792
4.00%, 04/15/41	198	211,043
4.00%, 05/15/41	34	35,644
4.00%, 12/15/41	62	66,155
4.00%, 01/15/42	37	39,729
4.00%, 02/15/42	134	142,360
4.00%, 03/15/42	245	260,948
4.00%, 05/15/42	47	49,604
4.00%, 08/15/42	65	69,247
4.00%, 09/20/42	1,269	1,346,531
4.00%, 02/01/44[a]	2,450	2,598,408
4.50%, 04/15/24	40	43,276
4.50%, 07/20/24	22	23,337
4.50%, 08/15/39	956	1,038,058
4.50%, 07/15/40	387	420,468
4.50%, 08/15/40	419	454,461
4.50%, 02/01/44[a]	3,267	3,543,756
5.00%, 07/15/39	193	212,352
5.00%, 07/20/42	969	1,063,683
5.00%, 02/01/44[a]	2,147	2,353,458
5.50%, 10/15/38	164	182,001
5.50%, 07/20/40	1,536	1,696,027
6.00%, 09/20/38	177	199,009

		29,305,233

Security	Shares (000s)	Value

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $29,542,323)		$29,305,233

SHORT-TERM INVESTMENTS — 44.41%

MONEY MARKET FUNDS — 44.41%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	13,055	13,054,612

		13,054,612

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,054,612)		13,054,612

TOTAL INVESTMENTS IN SECURITIES — 144.10% (Cost: $42,596,935)		42,359,845
Other Assets, Less Liabilities — (44.10)%		(12,964,197)

NET ASSETS — 100.00%		$29,395,648

a	To-be-announced (TBA). See Note 1.
b	Affiliated issuer. See Note 2.
c	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

62

Schedule of Investments  (Unaudited)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.09%

AEROSPACE & DEFENSE — 3.10%
Boeing Co. (The)
6.00%, 03/15/19	$75	$89,273
General Dynamics Corp.
1.00%, 11/15/17	50	48,844
Honeywell International Inc.
4.25%, 03/01/21	50	54,972
Lockheed Martin Corp.
3.35%, 09/15/21	25	25,441
4.07%, 12/15/42	25	22,992
Northrop Grumman Corp.
3.25%, 08/01/23	38	36,293
3.50%, 03/15/21	19	19,338
Raytheon Co.
3.13%, 10/15/20	38	38,807
United Technologies Corp.
1.80%, 06/01/17	38	38,816
4.50%, 06/01/42	38	38,280
5.70%, 04/15/40	38	45,147

		458,203
AIR FREIGHT & LOGISTICS — 0.73%
FedEx Corp.
4.10%, 04/15/43	25	22,180
United Parcel Service Inc.
5.13%, 04/01/19	75	85,913

		108,093
AIRLINES — 0.34%
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	46	50,100

		50,100
AUTO COMPONENTS — 0.42%
Johnson Controls Inc.
5.50%, 01/15/16	57	61,767

		61,767
AUTOMOBILES — 0.16%
Ford Motor Co.
7.45%, 07/16/31	19	23,856

		23,856
BEVERAGES — 3.31%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	38	37,527
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	38	35,885
3.75%, 07/15/42	38	33,542
8.20%, 01/15/39	38	57,468

Security	Principal (000s)	Value

Coca-Cola Co. (The)
3.20%, 11/01/23	$50	$49,060
3.30%, 09/01/21	38	39,085
Diageo Capital PLC
4.83%, 07/15/20	75	84,419
PepsiCo Inc.
2.50%, 05/10/16	113	117,395
4.00%, 03/05/42	38	34,683

		489,064
BIOTECHNOLOGY — 1.38%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	75	77,299
5.85%, 06/01/17	75	85,747
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	38	41,134

		204,180
CHEMICALS — 2.82%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	38	35,419
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	19	18,252
CF Industries Holdings Inc.
6.88%, 05/01/18	38	44,269
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	57	51,481
8.55%, 05/15/19	19	24,459
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	19	17,825
6.00%, 07/15/18	75	87,779
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)[a]	19	18,330
Ecolab Inc.
5.50%, 12/08/41	38	41,913
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	25	24,984
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	57	52,254

		416,965
COMMERCIAL SERVICES & SUPPLIES — 0.64%
Republic Services Inc.
5.00%, 03/01/20	44	48,898
Waste Management Inc.
6.13%, 11/30/39	38	45,574

		94,472
COMMUNICATIONS EQUIPMENT — 0.76%
Cisco Systems Inc.
5.50%, 01/15/40	19	20,653
5.90%, 02/15/39	38	43,246
Motorola Solutions Inc.
3.50%, 03/01/23	25	23,656
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	25	24,924

		112,479

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

COMPUTERS & PERIPHERALS — 1.41%
Apple Inc.
2.40%, 05/03/23	$75	$68,422
EMC Corp.
3.38%, 06/01/23 (Call 03/01/23)	38	37,510
Hewlett-Packard Co.
4.30%, 06/01/21	75	76,232
4.65%, 12/09/21	25	25,986

		208,150
CONSTRUCTION MATERIALS — 0.38%
CRH America Inc.
6.00%, 09/30/16	50	55,836

		55,836
CONSUMER FINANCE — 4.51%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	100	122,602
Ford Motor Credit Co. LLC
3.98%, 06/15/16	100	106,099
7.00%, 04/15/15	100	107,407
8.13%, 01/15/20[a]	100	126,170
John Deere Capital Corp.
1.25%, 12/02/14	75	75,558
Toyota Motor Credit Corp.
2.00%, 09/15/16	75	77,208
3.40%, 09/15/21	50	51,566

		666,610
DIVERSIFIED CONSUMER SERVICES — 0.66%
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	75	83,512
Princeton University Series A
4.95%, 03/01/19	12	13,681

		97,193
DIVERSIFIED FINANCIAL SERVICES — 1.43%
BP Capital Markets PLC
1.38%, 11/06/17	75	74,571
4.74%, 03/11/21	75	82,813
Deutsche Telekom International Finance BV
8.75%, 06/15/30	38	53,673

		211,057
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.16%
AT&T Inc.
2.40%, 08/15/16	125	128,924
3.00%, 02/15/22	38	35,992
3.88%, 08/15/21	38	38,765
4.35%, 06/15/45 (Call 12/15/44)	57	49,198
5.35%, 09/01/40	75	74,958
5.55%, 08/15/41	38	38,957
6.30%, 01/15/38	38	42,435
British Telecommunications PLC
9.63%, 12/15/30	38	57,447

Security	Principal (000s)	Value

Orange
2.75%, 09/14/16	$57	$59,103
8.75%, 03/01/31	13	18,655
Telefonica Emisiones SAU
3.99%, 02/16/16	49	51,535
5.46%, 02/16/21	88	95,052
Verizon Communications Inc.
2.00%, 11/01/16	113	115,493
2.50%, 09/15/16	100	103,524
5.15%, 09/15/23	100	108,622
6.40%, 09/15/33	150	175,771
6.40%, 02/15/38	38	44,079
7.75%, 12/01/30	88	115,032

		1,353,542
ELECTRICAL EQUIPMENT — 1.15%
ABB Finance (USA) Inc.
4.38%, 05/08/42	57	54,861
Eaton Corp.
2.75%, 11/02/22	113	107,327
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	8	7,560

		169,748
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.30%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	25	25,103
Corning Inc.
4.75%, 03/15/42	19	19,285

		44,388
ENERGY EQUIPMENT & SERVICES — 2.57%
Ensco PLC
4.70%, 03/15/21	75	80,539
Halliburton Co.
7.45%, 09/15/39	19	26,470
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	38	35,785
Noble Holding International Ltd.
5.25%, 03/15/42[a]	38	36,522
Transocean Inc.
6.38%, 12/15/21	75	83,662
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	19	19,218
9.63%, 03/01/19	75	97,090

		379,286
FOOD & STAPLES RETAILING — 3.11%
CVS Caremark Corp.
5.75%, 06/01/17	75	85,214
6.13%, 09/15/39	38	44,976
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	38	39,695
Kroger Co. (The)
6.15%, 01/15/20	75	89,032
Wal-Mart Stores Inc.
5.63%, 04/15/41	38	44,049
6.50%, 08/15/37	94	119,297

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Walgreen Co.
3.10%, 09/15/22	$38	$36,552

		458,815
FOOD PRODUCTS — 2.79%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	75	80,946
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	50	47,310
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	38	38,056
Kellogg Co.
3.13%, 05/17/22	38	37,039
Kraft Foods Group Inc.
3.50%, 06/06/22	38	38,004
5.00%, 06/04/42	38	38,731
Mondelez International Inc.
6.50%, 02/09/40	75	92,239
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	38	39,525

		411,850
HEALTH CARE EQUIPMENT & SUPPLIES — 2.49%
Abbott Laboratories
5.30%, 05/27/40	38	43,796
Baxter International Inc.
2.40%, 08/15/22	38	35,424
Becton, Dickinson and Co.
3.13%, 11/08/21	57	57,378
Boston Scientific Corp.
6.00%, 01/15/20	57	66,447
Covidien International Finance SA
6.00%, 10/15/17	38	43,604
Medtronic Inc.
3.00%, 03/15/15	19	19,572
3.13%, 03/15/22 (Call 12/15/21)	38	37,748
4.50%, 03/15/42 (Call 09/15/41)	38	37,798
Stryker Corp.
2.00%, 09/30/16	25	25,728

		367,495
HEALTH CARE PROVIDERS & SERVICES — 1.06%
Cardinal Health Inc.
3.20%, 03/15/23	25	23,874
Express Scripts Holding Co.
3.13%, 05/15/16	75	78,402
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	19	18,906
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	38	35,454

		156,636
HOTELS, RESTAURANTS & LEISURE — 1.00%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	19	17,903
McDonald’s Corp.
5.35%, 03/01/18	75	86,025
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	38	37,569

Security	Principal (000s)	Value

Yum! Brands Inc.
6.88%, 11/15/37	$5	$5,925

		147,422
HOUSEHOLD DURABLES — 0.25%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	38	37,215

		37,215
HOUSEHOLD PRODUCTS — 1.76%
Colgate-Palmolive Co.
2.10%, 05/01/23	25	22,684
Energizer Holdings Inc.
4.70%, 05/24/22	38	39,029
Kimberly-Clark Corp.
6.13%, 08/01/17	75	87,114
Procter & Gamble Co. (The)
1.45%, 08/15/16	38	38,714
1.60%, 11/15/18	50	49,896
5.55%, 03/05/37	19	22,413

		259,850
INDUSTRIAL CONGLOMERATES — 1.18%
3M Co.
2.00%, 06/26/22	38	35,552
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	8	7,796
General Electric Co.
4.13%, 10/09/42	19	17,702
5.25%, 12/06/17	38	43,258
Koninklijke Philips NV
5.75%, 03/11/18	50	57,716
Pentair Finance SA
2.65%, 12/01/19	12	11,679

		173,703
INTERNET & CATALOG RETAIL — 0.12%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	19	17,406

		17,406
INTERNET SOFTWARE & SERVICES — 0.39%
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	19	17,694
Google Inc.
3.63%, 05/19/21	38	40,396

		58,090
IT SERVICES — 1.95%
Computer Sciences Corp.
4.45%, 09/15/22	25	25,288
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	19	19,453
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	19	18,353
International Business Machines Corp.
1.25%, 02/06/17	100	100,824

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

4.00%, 06/20/42	$41	$37,463
5.60%, 11/30/39	3	3,395
Western Union Co. (The)
5.25%, 04/01/20	19	20,294
5.93%, 10/01/16	57	62,831

		287,901
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)[a]	19	18,656
Life Technologies Corp.
4.40%, 03/01/15	25	25,924
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	57	57,849

		102,429
MACHINERY — 0.50%
Caterpillar Inc.
3.80%, 08/15/42	25	21,910
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	38	34,687
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	19	17,109

		73,706
MEDIA — 7.61%
21st Century Fox America Inc.
3.00%, 09/15/22	50	48,015
6.65%, 11/15/37	57	68,434
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	44	43,014
Comcast Corp.
2.85%, 01/15/23[a]	113	106,825
4.25%, 01/15/33	40	38,126
6.95%, 08/15/37	38	47,915
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40 (Call 05/15/40)	75	76,261
Discovery Communications LLC
3.25%, 04/01/23	50	47,632
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	25	27,379
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23[a]	25	24,000
NBCUniversal Media LLC
5.15%, 04/30/20	113	128,360
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	25	25,415
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	75	70,819
7.30%, 07/01/38	57	58,822
Time Warner Inc.
4.88%, 03/15/20	57	63,255
7.70%, 05/01/32	94	124,224
Viacom Inc.
6.88%, 04/30/36	38	44,908
Walt Disney Co. (The)
0.88%, 12/01/14	63	63,381
3.70%, 12/01/42	19	16,885

		1,123,670

Security	Principal (000s)	Value

METALS & MINING — 5.00%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	$50	$51,941
Barrick N.A. Finance LLC
4.40%, 05/30/21	75	73,760
5.75%, 05/01/43	19	17,553
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	57	57,377
2.88%, 02/24/22	57	55,541
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	38	35,393
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)	57	54,364
5.45%, 03/15/43 (Call 09/15/42)	19	18,060
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	38	33,374
4.88%, 03/15/42 (Call 09/15/41)	19	14,706
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21	100	102,414
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (Call 02/21/42)[a]	25	22,060
Southern Copper Corp.
5.38%, 04/16/20[a]	38	40,936
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	57	53,913
5.20%, 03/01/42 (Call 09/01/41)	19	17,010
Vale Overseas Ltd.
8.25%, 01/17/34	75	90,766

		739,168
MULTILINE RETAIL — 1.72%
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	25	25,902
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	19	17,710
7.88%, 07/15/15	75	82,557
Target Corp.
7.00%, 01/15/38	100	128,181

		254,350
OFFICE ELECTRONICS — 1.13%
Pitney Bowes Inc.
5.75%, 09/15/17	57	63,309
Xerox Corp.
4.25%, 02/15/15	75	77,742
4.50%, 05/15/21	25	26,155

		167,206
OIL, GAS & CONSUMABLE FUELS — 8.90%
Anadarko Finance Co.
7.50%, 05/01/31	38	47,902
Anadarko Petroleum Corp.
6.38%, 09/15/17	57	65,494
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	38	39,375
Canadian Natural Resources Ltd.
5.70%, 05/15/17	75	84,781
Cenovus Energy Inc.
6.75%, 11/15/39	25	30,289

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$57	$56,642
ConocoPhillips
4.60%, 01/15/15	57	59,235
6.50%, 02/01/39[a]	75	97,733
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	38	39,306
5.60%, 07/15/41 (Call 01/15/41)	38	40,629
Encana Corp.
6.50%, 02/01/38	38	43,342
Hess Corp.
5.60%, 02/15/41	38	40,344
Husky Energy Inc.
7.25%, 12/15/19	75	91,882
Marathon Oil Corp.
6.60%, 10/01/37	19	23,421
Occidental Petroleum Corp.
1.75%, 02/15/17	57	57,998
Phillips 66
4.30%, 04/01/22	75	77,993
Shell International Finance BV
0.63%, 12/04/15	75	75,141
6.38%, 12/15/38	38	48,038
Suncor Energy Inc.
6.50%, 06/15/38	57	68,295
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	57	56,247
Total Capital Canada Ltd.
2.75%, 07/15/23	38	35,786
Total Capital International SA
1.50%, 02/17/17	38	38,452
3.75%, 04/10/24	50	50,765
Valero Energy Corp.
6.63%, 06/15/37	38	45,137

		1,314,227
PAPER & FOREST PRODUCTS — 1.03%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	38	37,145
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	19	21,461
7.95%, 06/15/18	75	92,721

		151,327
PERSONAL PRODUCTS — 0.25%
Avon Products Inc.
5.00%, 03/15/23[a]	38	36,733

		36,733
PHARMACEUTICALS — 6.94%
AbbVie Inc.
1.75%, 11/06/17	38	38,177
4.40%, 11/06/42	38	36,478
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	19	17,855
Allergan Inc.
3.38%, 09/15/20	15	15,522
AstraZeneca PLC
4.00%, 09/18/42	19	17,297
5.90%, 09/15/17	38	43,943

Security	Principal (000s)	Value

Bristol-Myers Squibb Co.
3.25%, 08/01/42	$19	$15,276
Eli Lilly and Co.
5.20%, 03/15/17	75	84,259
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	38	47,778
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	75	75,321
2.85%, 05/08/22	19	18,441
Johnson & Johnson
5.95%, 08/15/37	38	47,136
Merck & Co. Inc.
6.55%, 09/15/37	57	73,261
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	25	25,141
Novartis Capital Corp.
2.90%, 04/24/15	113	116,518
Pfizer Inc.
5.35%, 03/15/15	75	79,055
7.20%, 03/15/39	57	79,218
Sanofi
4.00%, 03/29/21	75	80,207
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	75	77,632
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	38	36,341

		1,024,856
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.70%
American Tower Corp.
3.50%, 01/31/23	57	53,757
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	19	17,550
Weyerhaeuser Co.
7.38%, 03/15/32	25	31,695

		103,002
ROAD & RAIL — 2.70%
Burlington Northern Santa Fe Corp.
7.00%, 12/15/25	75	95,131
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	75	74,017
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	38	37,629
7.38%, 02/01/19	38	46,908
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	38	36,901
4.84%, 10/01/41	38	38,133
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	50	52,903
4.25%, 04/15/43 (Call 10/15/42)	19	17,781

		399,403
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.86%
Intel Corp.
3.30%, 10/01/21	88	89,684
Texas Instruments Inc.
1.65%, 08/03/19	38	37,009

		126,693

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

SOFTWARE — 1.85%
Microsoft Corp.
1.63%, 09/25/15	$75	$76,345
2.13%, 11/15/22	38	34,897
3.75%, 05/01/43 (Call 11/01/42)[a]	19	16,740
Oracle Corp.
2.50%, 10/15/22	38	35,473
5.38%, 07/15/40	38	42,022
5.75%, 04/15/18	25	29,031
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	38	39,047

		273,555
SPECIALTY RETAIL — 1.12%
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/01/21)	38	41,704
5.88%, 12/16/36	38	45,759
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	75	78,412

		165,875
TOBACCO — 2.24%
Altria Group Inc.
4.50%, 05/02/43	25	22,718
9.70%, 11/10/18	57	75,556
10.20%, 02/06/39	7	11,274
Lorillard Tobacco Co.
8.13%, 05/01/40	19	24,021
Philip Morris International Inc.
2.90%, 11/15/21	113	110,538
Reynolds American Inc.
6.75%, 06/15/17	75	87,141

		331,248
WIRELESS TELECOMMUNICATION SERVICES — 2.52%
America Movil SAB de CV
5.00%, 03/30/20	150	164,242
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	25	31,930
Vodafone Group PLC
2.88%, 03/16/16	94	97,773
2.95%, 02/19/23	38	35,606
6.15%, 02/27/37	38	42,468

		372,019

TOTAL CORPORATE BONDS & NOTES (Cost: $14,648,193)		14,340,839

SHORT-TERM INVESTMENTS — 6.74%

MONEY MARKET FUNDS — 6.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	627	626,669

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	54	$53,884
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	315	315,431

		995,984

TOTAL SHORT-TERM INVESTMENTS (Cost: $995,984)		995,984

TOTAL INVESTMENTS IN SECURITIES — 103.83% (Cost: $15,644,177)		15,336,823
Other Assets, Less Liabilities — (3.83)%		(565,651)

NET ASSETS — 100.00%		$14,771,172

CPO — Certificates of Participation (Ordinary)

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

68

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

January 31, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 96.96%
AUSTRALIA — 4.12%
Australia (Commonwealth of)
2.00%, 08/21/35[a]	AUD	$200	$174,179
2.50%, 09/20/30[a]	AUD	394	406,124
3.00%, 09/20/25[a]	AUD	1,142	1,272,904
4.00%, 08/20/15	AUD	198	308,511
4.00%, 08/20/20	AUD	1,309	2,102,599

			4,264,317
BRAZIL — 12.23%
Brazil (Federative Republic of)
6.00%, 08/15/14	BRL	2,181	2,203,203
6.00%, 05/15/15	BRL	674	671,919
6.00%, 08/15/16	BRL	550	547,336
6.00%, 05/15/17	BRL	786	766,166
6.00%, 08/15/18	BRL	500	488,627
6.00%, 08/15/20	BRL	2,925	2,820,777
6.00%, 08/15/22	BRL	150	142,764
6.00%, 08/15/24	BRL	827	776,443
6.00%, 08/15/30	BRL	350	319,581
6.00%, 05/15/35	BRL	1,078	957,408
6.00%, 08/15/40	BRL	50	44,506
6.00%, 05/15/45	BRL	994	863,535
6.00%, 08/15/50	BRL	2,345	2,057,581

			12,659,846
CANADA — 4.36%
Canada (Government of)
1.50%, 12/01/44	CAD	728	738,135
2.00%, 12/01/41	CAD	1,002	1,120,058
3.00%, 12/01/36	CAD	282	361,408
4.00%, 12/01/31	CAD	300	410,271
4.25%, 12/01/21	CAD	207	243,174
4.25%, 12/01/26	CAD	1,262	1,636,360

			4,509,406
CHILE — 4.24%
Chile (Republic of)
2.10%, 09/01/15	CLP	93,743	170,879
3.00%, 07/01/17	CLP	93,743	175,429
3.00%, 02/01/21	CLP	1,113,204	2,167,673
3.00%, 03/01/27	CLP	117,179	231,146
3.00%, 01/01/30	CLP	187,487	371,115
3.00%, 03/01/38	CLP	117,179	234,412
3.00%, 01/01/40	CLP	304,666	619,273
4.50%, 08/01/24	CLP	187,487	421,199

			4,391,126
COLOMBIA — 2.68%
Colombia (Republic of)
3.50%, 03/10/21	COP	3,118,427	1,522,405
4.75%, 02/23/23	COP	311,843	166,417
7.00%, 02/25/15	COP	2,078,951	1,083,558

			2,772,380

Security	Principal (000s)		Value

FRANCE — 12.88%
France (Republic of)
0.10%, 07/25/21	EUR	1	$1,343
0.25%, 07/25/18	EUR	166	228,825
0.25%, 07/25/24	EUR	51	65,560
0.45%, 07/25/16	EUR	1,105	1,537,851
1.00%, 07/25/17	EUR	1,309	1,865,842
1.10%, 07/25/22	EUR	2,346	3,355,571
1.30%, 07/25/19	EUR	1	1,550
1.60%, 07/25/15	EUR	886	1,236,002
1.80%, 07/25/40	EUR	297	465,265
1.85%, 07/25/27	EUR	119	181,737
2.10%, 07/25/23	EUR	306	475,382
2.25%, 07/25/20	EUR	338	520,393
3.15%, 07/25/32	EUR	1,415	2,606,365
3.40%, 07/25/29	EUR	425	788,711

			13,330,397
GERMANY — 4.65%
Germany (Federal Republic of)
0.10%, 04/15/23	EUR	801	1,074,205
0.75%, 04/15/18	EUR	633	893,914
1.50%, 04/15/16	EUR	1,000	1,402,300
1.75%, 04/15/20	EUR	954	1,440,451

			4,810,870
ISRAEL — 4.55%
Israel (State of)
1.75%, 09/29/23	ILS	750	223,377
2.75%, 08/30/41	ILS	775	254,950
3.50%, 04/30/18	ILS	3,518	1,388,853
4.00%, 07/31/24	ILS	1,951	865,215
4.00%, 05/30/36	ILS	2,139	962,258
5.00%, 04/30/15	ILS	2,422	1,017,537

			4,712,190
ITALY — 8.99%
Italy (Republic of)
1.70%, 09/15/18	EUR	227	309,175
2.10%, 09/15/16	EUR	789	1,097,929
2.10%, 09/15/17[a]	EUR	2,567	3,563,524
2.10%, 09/15/21[a]	EUR	470	628,159
2.15%, 09/15/14[a]	EUR	265	362,361
2.35%, 09/15/19[a]	EUR	221	307,822
2.35%, 09/15/35[a]	EUR	954	1,203,320
2.55%, 09/15/41[a]	EUR	443	538,280
2.60%, 09/15/23[a]	EUR	803	1,088,722
3.10%, 09/15/26[a]	EUR	149	207,882

			9,307,174
JAPAN — 3.73%
Japan (Government of)
0.10%, 09/10/23	JPY	8,056	84,344
1.00%, 06/10/16	JPY	11,906	128,110
1.10%, 09/10/16	JPY	103,010	1,115,959

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

January 31, 2014

Security	Principal (000s)		Value

1.20%, 12/10/17	JPY	182,947	$2,039,892
1.40%, 03/10/18	JPY	11,765	132,907
1.40%, 06/10/18	JPY	31,637	358,337

			3,859,549
MEXICO — 3.60%
United Mexican States
2.50%, 12/10/20	MXN	21,252	1,602,121
3.50%, 12/14/17	MXN	1,101	88,523
4.00%, 11/15/40	MXN	13,486	1,007,704
4.50%, 12/18/14	MXN	3,258	252,806
4.50%, 11/22/35	MXN	8,350	673,828
5.00%, 06/16/16	MXN	1,275	104,474

			3,729,456
NEW ZEALAND — 1.14%
New Zealand (Government of)
2.00%, 09/20/25	NZD	765	591,261
3.00%, 09/20/30	NZD	425	351,095
4.50%, 02/15/16	NZD	190	240,846

			1,183,202
POLAND — 1.37%
Poland (Republic of)
2.75%, 08/25/23	PLN	1,963	645,878
3.00%, 08/24/16	PLN	2,350	777,537

			1,423,415
SOUTH AFRICA — 4.02%
South Africa (Republic of)
2.00%, 01/31/25	ZAR	1,085	92,375
2.25%, 01/31/38	ZAR	1,681	139,736
2.50%, 01/31/17	ZAR	4,066	377,550
2.50%, 12/31/50	ZAR	3,382	289,396
2.60%, 03/31/28	ZAR	2,384	214,002
2.75%, 01/31/22	ZAR	7,252	666,416
3.45%, 12/07/33	ZAR	13,049	1,325,418
5.50%, 12/07/23	ZAR	9,282	1,053,066

			4,157,959
SOUTH KOREA — 1.55%
Korea (Republic of)
1.50%, 06/10/21	KRW	1,114,685	1,020,265
2.75%, 03/10/17	KRW	276,884	266,070
2.75%, 06/10/20	KRW	317,696	313,673

			1,600,008
SWEDEN — 4.45%
Sweden (Kingdom of)
0.25%, 06/01/22	SEK	215	32,020
3.50%, 12/01/15	SEK	8,965	1,787,344
3.50%, 12/01/28	SEK	7,610	1,936,387
4.00%, 12/01/20	SEK	3,515	847,043

			4,602,794

Security	Principal (000s)		Value

THAILAND — 0.77%
Thailand (Kingdom of)
1.20%, 07/14/21[a]	THB	28,555	$797,528

			797,528
TURKEY — 4.15%
Turkey (Republic of)
2.00%, 10/26/22	TRY	2,050	800,088
2.80%, 11/08/23	TRY	51	21,359
3.00%, 01/06/21	TRY	2,905	1,241,764
3.00%, 08/02/23	TRY	361	153,290
4.00%, 04/01/20	TRY	1,461	663,229
7.00%, 10/01/14	TRY	2,663	1,197,121
9.00%, 05/21/14	TRY	493	222,202

			4,299,053
UNITED KINGDOM — 13.48%
United Kingdom
0.13%, 11/22/19[a]	GBP	126	220,332
0.13%, 03/22/24[a]	GBP	308	521,457
0.13%, 03/22/29[a]	GBP	1	1,767
0.13%, 03/22/44[a]	GBP	182	304,041
0.13%, 03/22/68[a]	GBP	30	53,132
0.25%, 03/22/52[a]	GBP	1	1,844
0.38%, 03/22/62[a]	GBP	447	862,885
0.50%, 03/22/50[a]	GBP	1	2,270
0.63%, 03/22/40[a]	GBP	30	55,985
0.63%, 11/22/42[a]	GBP	245	471,474
0.75%, 11/22/47[a]	GBP	176	359,391
1.13%, 11/22/37[a]	GBP	93	193,200
1.25%, 11/22/17[a]	GBP	697	1,268,810
1.25%, 11/22/27[a]	GBP	104	201,820
1.25%, 11/22/32[a]	GBP	461	932,438
1.25%, 11/22/55[a]	GBP	894	2,227,137
1.88%, 11/22/22[a]	GBP	669	1,326,804
2.00%, 01/26/35[a]	GBP	624	2,068,349
2.50%, 07/26/16[a]	GBP	78	433,658
2.50%, 04/16/20[a]	GBP	1	5,962
2.50%, 07/17/24[a]	GBP	206	1,107,001
4.13%, 07/22/30[a]	GBP	263	1,334,643

			13,954,400

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES (Cost: $109,390,396)			100,365,070

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

January 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.00%
MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2	$1,528

		1,528

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,528)		1,528

TOTAL INVESTMENTS IN SECURITIES — 96.96% (Cost: $109,391,924)		100,366,598
Other Assets, Less Liabilities — 3.04%		3,146,272

NET ASSETS — 100.00%		$103,512,870

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

GBP — British Pound

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

THB — Thai Baht

TRY — Turkish Lira

ZAR — South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

71

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2014

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.97%

AUSTRALIA — 4.02%
Australia (Commonwealth of)
2.75%, 04/21/24	AUD	$1,125	$878,930
3.25%, 04/21/25[a]	AUD	900	725,728
3.25%, 04/21/29[a]	AUD	171	130,042
4.25%, 07/21/17	AUD	1,429	1,298,794
4.50%, 04/15/20	AUD	1,760	1,619,889
4.50%, 04/21/33[a]	AUD	750	646,869
4.75%, 10/21/15	AUD	1,375	1,244,040
4.75%, 06/15/16	AUD	1,734	1,584,294
4.75%, 04/21/27[a]	AUD	1,171	1,072,333
5.25%, 03/15/19	AUD	2,322	2,208,887
5.50%, 01/21/18	AUD	3,194	3,035,177
5.50%, 04/21/23	AUD	2,529	2,475,487
5.75%, 05/15/21	AUD	1,412	1,393,924
5.75%, 07/15/22	AUD	1,761	1,746,923
6.00%, 02/15/17	AUD	1,109	1,055,538
6.25%, 04/15/15	AUD	807	735,806

			21,852,661

AUSTRIA — 4.53%
Austria (Republic of)
1.75%, 10/20/23[b]	EUR	550	730,761
1.95%, 06/18/19[b]	EUR	350	495,639
2.40%, 05/23/34[b]	EUR	250	325,390
3.15%, 06/20/44[b]	EUR	600	875,786
3.20%, 02/20/17[b]	EUR	1,640	2,401,225
3.40%, 11/22/22[b]	EUR	1,184	1,808,468
3.50%, 09/15/21[b]	EUR	1,710	2,629,602
3.65%, 04/20/22[b]	EUR	674	1,047,979
3.80%, 01/26/62[b]	EUR	257	437,755
3.90%, 07/15/20[b]	EUR	1,212	1,899,207
4.00%, 09/15/16[b]	EUR	1,445	2,138,649
4.15%, 03/15/37[b]	EUR	1,195	2,008,886
4.30%, 09/15/17[b]	EUR	1,120	1,715,244
4.35%, 03/15/19[b]	EUR	848	1,339,464
4.65%, 01/15/18[b]	EUR	1,455	2,271,826
4.85%, 03/15/26[b]	EUR	800	1,381,833
6.25%, 07/15/27	EUR	598	1,171,619

			24,679,333

BELGIUM — 4.20%
Belgium (Kingdom of)
1.25%, 06/22/18[a]	EUR	675	925,637
2.25%, 06/22/23[a]	EUR	850	1,155,828
2.75%, 03/28/16[b]	EUR	575	816,358
3.00%, 09/28/19[a]	EUR	655	968,404
3.25%, 09/28/16[b]	EUR	1,037	1,505,219
3.50%, 03/28/15[b]	EUR	700	979,866
3.75%, 09/28/20[b]	EUR	1,147	1,769,794
3.75%, 06/22/45[a]	EUR	250	369,601
4.00%, 03/28/18[b]	EUR	1,417	2,162,285
4.00%, 03/28/19	EUR	722	1,116,187
4.00%, 03/28/22	EUR	969	1,517,902

Security		Principal (000s)	Value

4.00%, 03/28/32[a]	EUR	575	$890,915
4.25%, 09/28/21[b]	EUR	1,125	1,791,338
4.25%, 09/28/22[a]	EUR	795	1,264,160
4.25%, 03/28/41[b]	EUR	656	1,062,164
4.50%, 03/28/26[b]	EUR	550	893,121
5.00%, 03/28/35[b]	EUR	1,096	1,929,648
5.50%, 03/28/28	EUR	969	1,735,786

			22,854,213

CANADA — 3.83%
Canada (Government of)
1.00%, 02/01/15	CAD	475	426,314
1.00%, 05/01/15	CAD	435	390,421
1.00%, 11/01/15	CAD	375	336,624
1.00%, 08/01/16	CAD	700	627,256
1.25%, 02/01/16	CAD	425	383,394
1.25%, 03/01/18	CAD	375	333,796
1.25%, 09/01/18	CAD	800	707,691
1.50%, 08/01/15	CAD	700	632,954
1.50%, 03/01/17	CAD	275	249,314
1.50%, 09/01/17	CAD	500	451,536
1.50%, 06/01/23	CAD	325	270,884
2.00%, 06/01/16	CAD	825	756,888
2.50%, 06/01/15	CAD	589	538,978
2.50%, 06/01/24	CAD	750	675,037
2.75%, 09/01/16	CAD	550	514,527
2.75%, 06/01/22	CAD	963	900,165
3.00%, 12/01/15	CAD	1,293	1,202,208
3.25%, 06/01/21	CAD	850	828,448
3.50%, 06/01/20	CAD	650	641,115
3.50%, 12/01/45	CAD	870	869,672
3.75%, 06/01/19	CAD	991	983,294
4.00%, 06/01/16	CAD	1,575	1,509,906
4.00%, 06/01/17	CAD	1,023	1,001,741
4.00%, 06/01/41	CAD	1,120	1,203,928
4.25%, 06/01/18	CAD	825	826,672
4.50%, 06/01/15	CAD	25	23,467
5.00%, 06/01/37	CAD	978	1,192,091
5.75%, 06/01/29	CAD	609	755,904
5.75%, 06/01/33	CAD	670	861,887
8.00%, 06/01/27	CAD	400	577,931
9.00%, 06/01/25	CAD	120	177,458

			20,851,501

DENMARK — 4.21%
Denmark (Kingdom of)
1.50%, 11/15/23	DKK	12,832	2,282,534
2.00%, 11/15/14	DKK	—	31
2.50%, 11/15/16	DKK	7,116	1,368,038
3.00%, 11/15/21	DKK	19,204	3,906,438
4.00%, 11/15/15	DKK	10,255	1,984,274
4.00%, 11/15/17	DKK	11,348	2,334,136
4.00%, 11/15/19	DKK	17,617	3,748,624
4.50%, 11/15/39	DKK	23,158	5,823,666
7.00%, 11/10/24	DKK	5,264	1,455,291

			22,903,032

FINLAND — 4.22%
Finland (Republic of)
1.13%, 09/15/18[b]	EUR	1,250	1,715,424

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2014

Security		Principal (000s)	Value

1.50%, 04/15/23[b]	EUR	1,088	$1,433,262
1.63%, 09/15/22[b]	EUR	1,225	1,646,544
1.75%, 04/15/16[b]	EUR	1,488	2,076,695
1.88%, 04/15/17[b]	EUR	1,125	1,589,182
2.63%, 07/04/42[b]	EUR	770	1,042,205
2.75%, 07/04/28[b]	EUR	868	1,228,472
3.38%, 04/15/20[b]	EUR	1,575	2,404,713
3.50%, 04/15/21[b]	EUR	1,489	2,297,684
3.88%, 09/15/17[b]	EUR	1,504	2,274,932
4.00%, 07/04/25[b]	EUR	1,412	2,274,797
4.25%, 07/04/15[b]	EUR	635	906,271
4.38%, 07/04/19[b]	EUR	1,290	2,054,346

			22,944,527

FRANCE — 7.00%
France (Republic of)
0.25%, 11/25/15	EUR	325	438,774
1.00%, 07/25/17	EUR	325	445,773
1.00%, 05/25/18	EUR	100	136,344
1.75%, 02/25/17	EUR	275	386,360
1.75%, 05/25/23	EUR	730	963,468
2.00%, 07/12/15	EUR	325	449,827
2.25%, 10/25/22	EUR	338	469,438
2.25%, 05/25/24	EUR	300	405,301
2.50%, 01/15/15	EUR	469	646,340
2.50%, 07/25/16	EUR	250	355,852
2.50%, 10/25/20	EUR	220	318,007
2.75%, 10/25/27	EUR	652	891,032
3.00%, 10/25/15	EUR	975	1,379,001
3.00%, 04/25/22	EUR	1,097	1,620,475
3.25%, 04/25/16	EUR	825	1,187,229
3.25%, 10/25/21	EUR	450	678,104
3.25%, 05/25/45[a]	EUR	100	136,933
3.50%, 04/25/15	EUR	1,350	1,894,075
3.50%, 04/25/20	EUR	2,650	4,054,897
3.50%, 04/25/26	EUR	705	1,052,582
3.75%, 04/25/17	EUR	525	783,340
3.75%, 10/25/19	EUR	1,300	2,009,544
3.75%, 04/25/21	EUR	25	38,885
4.00%, 10/25/38	EUR	736	1,156,705
4.00%, 04/25/55	EUR	359	569,291
4.00%, 04/25/60	EUR	247	393,514
4.25%, 10/25/18	EUR	2,749	4,292,443
4.25%, 10/25/23	EUR	525	843,165
4.50%, 04/25/41	EUR	625	1,062,203
4.75%, 04/25/35	EUR	825	1,425,527
5.00%, 10/25/16	EUR	2,581	3,925,969
5.50%, 04/25/29	EUR	525	954,072
5.75%, 10/25/32	EUR	391	748,335
6.00%, 10/25/25	EUR	275	508,230
8.50%, 10/25/19	EUR	250	475,846
8.50%, 04/25/23	EUR	485	1,016,300

			38,113,181

GERMANY — 5.60%
Germany (Federal Republic of)
0.25%, 09/11/15	EUR	50	67,624
0.25%, 04/13/18	EUR	660	882,903
0.50%, 04/07/17	EUR	1,828	2,487,373
0.50%, 02/23/18	EUR	325	440,085
1.00%, 10/12/18	EUR	340	467,962

Security		Principal (000s)	Value

1.50%, 09/04/22	EUR	575	$782,318
1.50%, 02/15/23	EUR	355	479,621
1.50%, 05/15/23	EUR	375	504,329
1.75%, 10/09/15	EUR	1,125	1,559,978
1.75%, 07/04/22	EUR	820	1,142,049
2.00%, 02/26/16	EUR	100	140,198
2.00%, 01/04/22	EUR	575	819,856
2.00%, 08/15/23	EUR	700	980,102
2.25%, 09/04/20	EUR	221	322,642
2.25%, 09/04/21	EUR	873	1,270,803
2.50%, 01/04/21	EUR	125	185,198
2.50%, 07/04/44	EUR	287	387,840
2.75%, 04/08/16	EUR	75	106,994
3.25%, 07/04/15	EUR	1,700	2,395,149
3.25%, 01/04/20	EUR	290	445,954
3.25%, 07/04/21	EUR	375	582,407
3.25%, 07/04/42	EUR	483	754,180
3.50%, 01/04/16	EUR	800	1,149,720
3.50%, 07/04/19	EUR	721	1,117,956
3.75%, 01/04/19	EUR	1,173	1,826,566
4.00%, 01/04/37	EUR	489	837,464
4.25%, 07/04/17	EUR	2,039	3,123,457
4.25%, 07/04/18	EUR	610	959,129
4.25%, 07/04/39	EUR	350	630,219
4.75%, 07/04/28	EUR	164	293,378
4.75%, 07/04/34	EUR	406	753,429
4.75%, 07/04/40	EUR	307	595,836
5.50%, 01/04/31	EUR	462	902,989
5.63%, 01/04/28	EUR	200	385,230
6.25%, 01/04/24	EUR	25	48,123
6.25%, 01/04/30	EUR	100	207,368
6.50%, 07/04/27	EUR	225	464,108

			30,500,537

IRELAND — 4.52%
Ireland (Republic of)
3.90%, 03/20/23	EUR	1,158	1,665,122
4.40%, 06/18/19	EUR	1,659	2,509,243
4.50%, 02/18/15	EUR	622	872,858
4.50%, 10/18/18	EUR	1,811	2,747,027
4.50%, 04/18/20	EUR	2,506	3,797,469
4.60%, 04/18/16	EUR	1,616	2,358,528
5.00%, 10/18/20	EUR	1,932	3,014,411
5.40%, 03/13/25	EUR	2,285	3,608,406
5.50%, 10/18/17	EUR	1,071	1,653,723
5.90%, 10/18/19	EUR	1,470	2,381,922

			24,608,709

ITALY — 7.33%
Italy (Republic of)
2.25%, 05/15/16	EUR	200	275,830
2.50%, 03/01/15	EUR	375	515,067
2.75%, 12/01/15	EUR	904	1,258,222
2.75%, 11/15/16	EUR	450	628,033
3.00%, 04/15/15	EUR	194	268,465
3.00%, 06/15/15	EUR	801	1,111,741
3.00%, 11/01/15	EUR	601	839,437
3.50%, 11/01/17	EUR	291	414,114
3.50%, 06/01/18	EUR	297	422,752
3.50%, 12/01/18	EUR	550	782,459
3.75%, 08/01/15	EUR	471	661,927

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2014

Security		Principal (000s)	Value

3.75%, 04/15/16	EUR	329	$468,346
3.75%, 08/01/16	EUR	532	759,872
3.75%, 03/01/21	EUR	393	554,391
3.75%, 08/01/21[a]	EUR	671	943,307
4.00%, 02/01/17	EUR	749	1,080,344
4.00%, 09/01/20	EUR	466	672,194
4.00%, 02/01/37[a]	EUR	637	820,306
4.25%, 02/01/15	EUR	619	863,627
4.25%, 02/01/19[a]	EUR	795	1,169,069
4.25%, 09/01/19	EUR	564	828,312
4.25%, 03/01/20	EUR	400	584,807
4.50%, 07/15/15	EUR	150	212,761
4.50%, 02/01/18	EUR	866	1,276,548
4.50%, 08/01/18	EUR	590	874,501
4.50%, 03/01/19	EUR	715	1,063,769
4.50%, 02/01/20[a]	EUR	1,014	1,501,042
4.50%, 05/01/23	EUR	497	717,005
4.50%, 03/01/24	EUR	650	932,324
4.50%, 03/01/26[a]	EUR	459	653,784
4.75%, 09/15/16	EUR	509	745,100
4.75%, 05/01/17	EUR	219	322,843
4.75%, 06/01/17	EUR	418	616,608
4.75%, 09/01/21	EUR	694	1,033,536
4.75%, 08/01/23[b]	EUR	795	1,169,980
4.75%, 09/01/28[b]	EUR	372	535,453
4.75%, 09/01/44[b]	EUR	220	305,481
5.00%, 03/01/22	EUR	554	833,902
5.00%, 03/01/25[b]	EUR	662	982,434
5.00%, 08/01/34[a]	EUR	552	806,349
5.00%, 08/01/39[a]	EUR	522	756,739
5.00%, 09/01/40[a]	EUR	592	854,673
5.25%, 08/01/17[a]	EUR	461	692,423
5.25%, 11/01/29	EUR	749	1,127,474
5.50%, 09/01/22	EUR	346	535,580
5.50%, 11/01/22	EUR	382	591,584
5.75%, 07/25/16[a]	EUR	50	74,105
5.75%, 02/01/33	EUR	412	656,645
6.00%, 11/15/14	EUR	394	553,182
6.00%, 05/01/31	EUR	785	1,275,532
6.50%, 11/01/27	EUR	624	1,048,882
7.25%, 11/01/26	EUR	309	550,462
9.00%, 11/01/23	EUR	351	680,345

			39,903,668

JAPAN — 21.96%
Japan (Government of)
0.10%, 11/15/14	JPY	114,100	1,119,046
0.20%, 03/20/17	JPY	9,750	95,855
0.20%, 06/20/17	JPY	353,150	3,470,902
0.20%, 09/20/17	JPY	401,900	3,949,288
0.20%, 12/20/17	JPY	100,000	982,419
0.20%, 09/20/18	JPY	102,700	1,007,696
0.30%, 06/20/16	JPY	135,200	1,332,115
0.30%, 12/20/16	JPY	167,750	1,654,028
0.30%, 03/20/17	JPY	45,300	446,737
0.30%, 06/20/18	JPY	75,000	739,388
0.30%, 09/20/18	JPY	48,000	473,138
0.40%, 09/20/16	JPY	125,000	1,235,292
0.40%, 12/20/16	JPY	84,800	838,521
0.40%, 06/20/18	JPY	30,500	301,982
0.50%, 03/20/16	JPY	240,000	2,373,690

Security		Principal (000s)	Value

0.60%, 09/20/14	JPY	141,200	$1,389,115
0.60%, 03/20/23	JPY	105,450	1,037,563
0.60%, 09/20/23	JPY	151,600	1,486,493
0.70%, 12/20/22	JPY	28,550	283,854
0.80%, 09/20/20	JPY	100,000	1,012,374
0.80%, 06/20/22	JPY	35,050	352,105
0.80%, 09/20/22	JPY	281,250	2,822,649
0.80%, 12/20/22	JPY	267,350	2,680,316
0.80%, 06/20/23	JPY	201,550	2,015,796
0.80%, 09/20/23	JPY	51,250	511,902
0.90%, 06/20/14	JPY	170,450	1,676,545
1.00%, 09/20/20	JPY	86,550	887,234
1.00%, 09/20/21	JPY	87,750	896,954
1.00%, 12/20/21	JPY	106,250	1,085,389
1.00%, 03/20/22	JPY	249,000	2,542,737
1.10%, 06/20/20	JPY	75,000	773,636
1.10%, 03/20/21	JPY	28,950	298,345
1.10%, 06/20/21	JPY	26,950	277,599
1.10%, 09/20/21	JPY	9,000	92,681
1.10%, 12/20/21	JPY	202,950	2,089,140
1.10%, 03/20/33	JPY	78,800	732,175
1.20%, 12/20/20	JPY	176,500	1,831,838
1.20%, 06/20/21	JPY	34,100	353,642
1.30%, 12/20/18	JPY	175,150	1,809,463
1.30%, 03/20/19	JPY	108,050	1,119,107
1.30%, 12/20/19	JPY	227,850	2,373,384
1.30%, 03/20/20	JPY	15,650	163,215
1.30%, 06/20/20	JPY	25,100	262,078
1.30%, 03/20/21	JPY	92,850	969,506
1.40%, 12/20/18	JPY	141,100	1,464,377
1.40%, 09/20/19	JPY	33,700	352,299
1.40%, 03/20/20	JPY	49,600	520,215
1.50%, 09/20/15	JPY	741,300	7,436,187
1.50%, 12/20/17	JPY	629,700	6,496,681
1.50%, 06/20/18	JPY	35,150	364,552
1.50%, 09/20/18	JPY	75,000	780,100
1.50%, 06/20/19	JPY	46,100	483,389
1.50%, 03/20/33	JPY	2,250	22,395
1.60%, 06/20/30	JPY	91,250	952,182
1.60%, 03/20/33	JPY	33,700	340,922
1.60%, 12/20/33	JPY	1,550	15,526
1.70%, 12/20/16	JPY	138,000	1,414,979
1.70%, 03/20/17	JPY	91,750	944,120
1.70%, 09/20/17	JPY	100,000	1,035,878
1.70%, 12/20/31	JPY	1,600	16,671
1.70%, 09/20/32	JPY	158,700	1,639,597
1.70%, 12/20/32	JPY	65,950	679,682
1.70%, 06/20/33	JPY	58,600	600,405
1.70%, 09/20/33	JPY	64,000	653,505
1.80%, 06/20/17	JPY	100,000	1,035,692
1.80%, 06/20/30	JPY	9,500	101,915
1.80%, 09/20/30	JPY	1,300	13,913
1.80%, 09/20/31	JPY	118,600	1,257,101
1.80%, 12/20/31	JPY	139,800	1,478,767
1.80%, 03/20/32	JPY	4,750	50,138
1.80%, 11/22/32	JPY	111,300	1,166,705
1.80%, 12/20/32	JPY	12,400	129,815
1.80%, 03/20/43	JPY	48,750	496,506
1.80%, 09/20/43	JPY	33,450	340,145
1.90%, 06/20/22	JPY	15,000	164,023
1.90%, 12/20/28	JPY	68,600	754,449
1.90%, 03/20/29	JPY	65,650	720,763
1.90%, 09/20/30	JPY	11,850	128,534
1.90%, 06/20/31	JPY	24,400	262,946

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2014

Security		Principal (000s)	Value

1.90%, 09/20/42	JPY	82,400	$858,072
1.90%, 06/20/43	JPY	27,400	285,056
1.90%, 03/20/53	JPY	26,050	269,330
2.00%, 09/20/40	JPY	117,050	1,245,056
2.00%, 09/20/41	JPY	84,100	894,675
2.00%, 03/20/42	JPY	73,350	780,314
2.00%, 03/20/52	JPY	45,500	483,250
2.10%, 12/20/21	JPY	88,000	973,354
2.10%, 03/20/25	JPY	163,150	1,838,395
2.10%, 12/20/26	JPY	128,050	1,450,317
2.10%, 12/20/27	JPY	125,000	1,413,174
2.10%, 09/20/28	JPY	82,050	925,708
2.10%, 12/20/28	JPY	47,700	537,462
2.10%, 03/20/29	JPY	75,800	852,868
2.10%, 06/20/29	JPY	87,450	982,499
2.10%, 09/20/29	JPY	101,000	1,132,951
2.10%, 12/20/29	JPY	54,100	605,839
2.10%, 03/20/30	JPY	59,400	664,463
2.10%, 12/20/30	JPY	38,350	426,819
2.20%, 09/21/20	JPY	125,900	1,387,807
2.20%, 03/20/28	JPY	50,000	571,187
2.20%, 09/20/28	JPY	63,400	723,761
2.20%, 06/20/29	JPY	12,900	146,714
2.20%, 03/20/30	JPY	128,100	1,451,210
2.20%, 03/20/31	JPY	84,850	954,894
2.20%, 09/20/39	JPY	27,000	298,494
2.20%, 03/20/41	JPY	112,550	1,245,317
2.20%, 03/20/49	JPY	23,900	266,864
2.20%, 03/20/50	JPY	28,950	323,220
2.20%, 03/20/51	JPY	38,550	430,312
2.30%, 03/20/39	JPY	6,350	71,417
2.30%, 03/20/40	JPY	104,450	1,176,833
2.40%, 03/20/28	JPY	15,000	175,268
2.40%, 06/20/28	JPY	50,000	584,228
2.40%, 03/20/34	JPY	5,700	64,715
2.40%, 03/20/37	JPY	60,100	683,868
2.40%, 09/20/38	JPY	7,400	84,607
2.40%, 03/20/48	JPY	25,100	293,127
2.50%, 06/20/34	JPY	9,800	112,937
2.50%, 09/20/35	JPY	48,350	558,335
2.50%, 09/20/36	JPY	73,700	852,647
2.50%, 09/20/37	JPY	92,000	1,065,950
2.50%, 03/20/38	JPY	40,000	464,147
2.60%, 03/20/18	JPY	40,000	431,565
2.90%, 11/20/30	JPY	25,000	308,330

			119,509,362

NETHERLANDS — 4.25%
Netherlands (Kingdom of the)
0.00%, 04/15/16[b]	EUR	800	1,074,183
0.75%, 04/15/15	EUR	200	271,668
1.25%, 01/15/18[b]	EUR	676	934,825
1.25%, 01/15/19[b]	EUR	625	859,060
1.75%, 07/15/23[b]	EUR	875	1,167,471
2.25%, 07/15/22[b]	EUR	700	986,701
2.50%, 01/15/17[b]	EUR	525	752,868
2.50%, 01/15/33[b]	EUR	639	854,270
2.75%, 01/15/15[b]	EUR	623	860,682
3.25%, 07/15/15[b]	EUR	1,358	1,913,984
3.50%, 07/15/20[b]	EUR	1,956	3,009,878
3.75%, 01/15/23[b]	EUR	1,181	1,858,047
3.75%, 01/15/42[b]	EUR	766	1,262,476

Security		Principal (000s)	Value

4.00%, 07/15/16[b]	EUR	775	$1,140,787
4.00%, 07/15/18[b]	EUR	725	1,117,862
4.00%, 07/15/19[b]	EUR	567	886,836
4.00%, 01/15/37[b]	EUR	777	1,301,375
4.50%, 07/15/17[b]	EUR	880	1,350,838
5.50%, 01/15/28[b]	EUR	825	1,536,281

			23,140,092

NORWAY — 1.71%
Norway (Kingdom of)
2.00%, 05/24/23	NOK	6,966	1,044,116
3.75%, 05/25/21	NOK	11,963	2,067,760
4.25%, 05/19/17	NOK	11,249	1,937,087
4.50%, 05/22/19	NOK	9,943	1,771,900
5.00%, 05/15/15	NOK	14,862	2,471,680

			9,292,543

PORTUGAL — 4.54%
Portugal (Republic of)
3.35%, 10/15/15[b]	EUR	2,709	3,753,095
3.85%, 04/15/21[b]	EUR	1,735	2,243,623
4.10%, 04/15/37[b]	EUR	1,506	1,660,661
4.20%, 10/15/16[b]	EUR	1,481	2,086,052
4.35%, 10/16/17[b]	EUR	2,433	3,414,291
4.45%, 06/15/18[b]	EUR	1,598	2,233,088
4.75%, 06/14/19[b]	EUR	1,829	2,555,072
4.80%, 06/15/20[b]	EUR	2,013	2,780,975
4.95%, 10/25/23[b]	EUR	1,585	2,156,330
5.65%, 02/15/24[b]	EUR	673	953,680
6.40%, 02/15/16[b]	EUR	602	873,790

			24,710,657

SPAIN — 4.52%
Spain (Kingdom of)
2.10%, 04/30/17	EUR	125	171,065
2.75%, 03/31/15	EUR	275	379,184
3.00%, 04/30/15	EUR	1,050	1,453,912
3.15%, 01/31/16	EUR	654	917,909
3.25%, 04/30/16	EUR	786	1,107,065
3.30%, 07/30/16	EUR	600	847,475
3.75%, 10/31/15	EUR	713	1,007,592
3.75%, 10/31/18	EUR	655	944,849
3.80%, 01/31/17	EUR	481	692,424
4.00%, 07/30/15	EUR	241	339,889
4.00%, 04/30/20	EUR	681	985,807
4.10%, 07/30/18	EUR	680	995,621
4.20%, 01/31/37	EUR	488	631,142
4.25%, 10/31/16	EUR	420	609,273
4.30%, 10/31/19	EUR	652	964,235
4.40%, 01/31/15	EUR	133	185,945
4.40%, 10/31/23[b]	EUR	700	1,001,257
4.50%, 01/31/18	EUR	572	846,618
4.60%, 07/30/19	EUR	616	924,253
4.65%, 07/30/25	EUR	320	462,602
4.70%, 07/30/41	EUR	393	540,045
4.75%, 07/30/14	EUR	19	25,463
4.80%, 01/31/24	EUR	406	597,390
4.85%, 10/31/20	EUR	494	744,327
4.90%, 07/30/40	EUR	479	679,410
5.15%, 10/31/28[b]	EUR	100	149,397

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2014

Security		Principal (000s)	Value

5.15%, 10/31/44[b]	EUR	75	109,157
5.40%, 01/31/23[b]	EUR	550	846,409
5.50%, 07/30/17	EUR	582	884,117
5.50%, 04/30/21	EUR	726	1,131,456
5.75%, 07/30/32	EUR	451	721,412
5.85%, 01/31/22	EUR	556	881,225
5.90%, 07/30/26	EUR	525	842,259
6.00%, 01/31/29	EUR	593	960,267

			24,580,451

SWEDEN — 3.19%
Sweden (Kingdom of)
1.50%, 11/13/23	SEK	20,895	2,997,067
3.00%, 07/12/16	SEK	11,010	1,764,843
3.50%, 06/01/22	SEK	11,640	1,976,108
3.50%, 03/30/39	SEK	8,860	1,505,856
3.75%, 08/12/17	SEK	13,385	2,223,486
4.25%, 03/12/19	SEK	18,655	3,229,445
4.50%, 08/12/15	SEK	13,655	2,204,863
5.00%, 12/01/20	SEK	7,865	1,443,891

			17,345,559

SWITZERLAND — 2.24%
Switzerland (Confederation of)
2.25%, 07/06/20[a]	CHF	1,287	1,592,035
2.50%, 03/12/16[a]	CHF	781	910,311
3.00%, 01/08/18[a]	CHF	1,575	1,943,946
3.00%, 05/12/19[a]	CHF	1,267	1,609,404
3.75%, 06/10/15[a]	CHF	714	829,853
4.00%, 02/11/23[a]	CHF	1,018	1,440,139
4.00%, 04/08/28[a]	CHF	1,441	2,147,856
4.25%, 06/05/17[a]	CHF	1,363	1,722,017

			12,195,561

UNITED KINGDOM — 5.10%
United Kingdom
1.00%, 09/07/17[a]	GBP	575	935,255
1.25%, 07/22/18[a]	GBP	875	1,414,785
1.75%, 01/22/17[a]	GBP	783	1,314,525
1.75%, 09/07/22[a]	GBP	425	655,196
2.00%, 01/22/16[a]	GBP	750	1,265,596
2.25%, 09/07/23[a]	GBP	475	750,628
3.25%, 01/22/44[a]	GBP	673	1,055,461
3.50%, 07/22/68[a]	GBP	110	183,574
3.75%, 09/07/19[a]	GBP	375	675,372
3.75%, 09/07/20[a]	GBP	832	1,499,470
3.75%, 09/07/21[a]	GBP	189	341,151
3.75%, 07/22/52[a]	GBP	452	789,404
4.00%, 09/07/16[a]	GBP	787	1,399,434
4.00%, 03/07/22[a]	GBP	813	1,489,957
4.00%, 01/22/60[a]	GBP	436	812,773
4.25%, 12/07/27[a]	GBP	349	649,645
4.25%, 06/07/32[a]	GBP	361	670,782
4.25%, 03/07/36[a]	GBP	575	1,068,351
4.25%, 09/07/39[a]	GBP	350	653,079
4.25%, 12/07/40[a]	GBP	525	980,818
4.25%, 12/07/46[a]	GBP	97	183,056
4.25%, 12/07/49[a]	GBP	375	718,716
4.25%, 12/07/55[a]	GBP	419	814,891
4.50%, 03/07/19[a]	GBP	416	774,056

Security		Principal or Shares (000s)	Value

4.50%, 09/07/34[a]	GBP	272	523,078
4.50%, 12/07/42[a]	GBP	348	680,826
4.75%, 12/07/30[a]	GBP	531	1,043,172
4.75%, 12/07/38[a]	GBP	466	935,961
5.00%, 03/07/18[a]	GBP	625	1,171,801
5.00%, 03/07/25[a]	GBP	363	720,346
6.00%, 12/07/28[a]	GBP	380	839,743
8.00%, 06/07/21[a]	GBP	250	568,893
8.75%, 08/25/17[a]	GBP	75	155,375

			27,735,170

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $521,630,278)			527,720,757

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		388	388,156

			388,156

TOTAL SHORT-TERM INVESTMENTS (Cost: $388,156)			388,156

TOTAL INVESTMENTS IN SECURITIES — 97.04% (Cost: $522,018,434)			528,108,913
Other Assets, Less Liabilities — 2.96%			16,090,328

NET ASSETS — 100.00%			$544,199,241

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

76

Schedule of Investments  (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 0.68%

CHINA — 0.37%
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	$13,600	$12,608,968

		12,608,968

KAZAKHSTAN — 0.31%
KazAgro National Management Holding JSC
4.63%, 05/24/23[b]	11,800	10,502,000

		10,502,000

TOTAL CORPORATE BONDS & NOTES (Cost: $23,682,624)		23,110,968

FOREIGN AGENCY OBLIGATIONS[a] – 19.51%

AZERBAIJAN — 0.37%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	13,700	12,809,500

		12,809,500

BRAZIL — 1.32%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16[b]	4,500	4,567,500
5.50%, 07/12/20[b]	4,000	4,060,000
5.75%, 09/26/23[b]	7,200	6,993,000
6.37%, 06/16/18[b]	9,200	9,890,000
6.50%, 06/10/19[b]	2,065	2,219,875
Brazil Minas SPE
5.33%, 02/15/28[b]	5,646	5,137,860
Caixa Economica Federal
2.38%, 11/06/17[b]	4,000	3,680,000
4.50%, 10/03/18[b]	8,800	8,602,000

		45,150,235

CHILE — 1.16%
Corporacion Nacional del Cobre de Chile
3.00%, 07/17/22[b]	20,828	19,151,981
3.75%, 11/04/20[b]	8,686	8,718,741
3.88%, 11/03/21[b]	11,706	11,603,292

		39,474,014

CHINA — 2.74%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	14,000	12,674,760
CNOOC Curtis Funding No 1 Pty Ltd.
4.50%, 10/03/23[b]	16,200	16,073,478
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	12,837	13,160,878
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 05/17/17[b]	7,548	7,698,960

Security	Principal (000s)	Value

3.90%, 05/17/22[b]	$21,785	$21,107,704
4.88%, 05/17/42[b]	12,744	12,032,885
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	11,000	10,829,448

		93,578,113

INDONESIA — 1.34%
Majapahit Holding BV
7.75%, 01/20/20[b]	1,665	1,821,094
PT Pertamina (Persero) Tbk
4.88%, 05/03/22[b]	200	181,750
5.25%, 05/23/21[b]	17,600	16,852,000
5.63%, 05/20/43[b]	10,220	7,894,950
6.00%, 05/03/42[b]	11,438	9,264,780
PT Perusahaan Gas Negara (Persero) Tbk
5.25%, 10/24/42[b]	13,460	9,825,800

		45,840,374

KAZAKHSTAN – 3.08%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	17,634	15,738,345
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	9,107	8,970,395
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	19,777	23,633,515
KazMunayGas National Co. JSC
4.40%,04/30/23[b]	16,349	14,898,026
5.75%, 04/30/43[b]	19,996	16,921,615
6.38%, 04/09/21[b]	23,490	25,016,850

		105,178,746

MALAYSIA — 2.17%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	14,130	15,387,287
Petronas Capital Ltd.
5.25%, 08/12/19[b]	31,976	35,492,082
7.88%, 05/22/22[b]	18,106	23,128,967

		74,008,336

MEXICO — 2.60%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	4,086	4,198,365
Comision Federal Electricidad
4.88%, 01/15/24[b]	3,700	3,653,750
Pemex Project Funding Master Trust
6.63%, 06/15/35	18,867	19,763,182
Petroleos Mexicanos
5.50%, 01/21/21	20,170	21,581,900
6.50%, 06/02/41	11,177	11,484,368
8.00%, 05/03/19	23,551	28,343,628

		89,025,193

PHILIPPINES — 0.61%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	10,698	12,757,365
7.39%, 12/02/24[b]	6,630	8,188,050

		20,945,415

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

RUSSIA — 1.31%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[b]	$8,400	$8,641,500
6.30%, 05/15/17[b]	1,975	2,091,031
Russian Railways OJSC via RZD Capital PLC
5.74%, 04/03/17[b]	13,440	14,397,600
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	2,000	1,970,000
6.80%, 11/22/25[b]	13,500	13,955,625
6.90%, 07/09/20[b]	3,378	3,648,240

		44,703,996

SOUTH AFRICA — 1.07%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	17,757	17,446,252
6.75%, 08/06/23[b]	10,138	10,201,363
Transnet SOC Ltd.
4.00%, 07/26/22[b]	10,130	8,863,750

		36,511,365

VENEZUELA — 1.74%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	13,822	6,807,434
5.50%, 04/12/37[b]	5,168	2,493,560
6.00%, 11/15/26[b]	8,000	4,100,000
8.50%, 11/02/17[b]	32,546	25,222,840
9.00%, 11/17/21[b]	15,860	10,546,900
9.75%, 05/17/35[b]	11,305	6,896,050
12.75%, 02/17/22[b]	4,260	3,471,900

		59,538,684

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $710,741,274)		666,763,971

FOREIGN GOVERNMENT OBLIGATIONS[a] — 77.81%

ANGOLA — 0.44%
Angola (Republic of)
7.00%, 08/16/19[b]	14,244	15,169,860

		15,169,860

ARGENTINA — 1.76%
Argentina (Republic of)
2.50%, 12/31/38[c]	63,096	22,399,080
8.28%, 12/31/33	43,176	26,768,971
8.28%, 12/31/33	18,092	11,036,058

		60,204,109

BRAZIL — 4.98%
Brazil (Federative Republic of)
2.63%, 01/05/23	34,760	29,806,700
4.25%, 01/07/25	1,000	940,000
4.88%, 01/22/21	10,450	10,920,250
5.63%, 01/07/41	15,600	14,820,000
5.88%, 01/15/19	6,434	7,183,561
6.00%, 01/17/17	13,946	15,438,222

Security	Principal (000s)	Value

7.13%, 01/20/37	$16,519	$18,625,173
8.25%, 01/20/34	20,145	25,332,337
8.75%, 02/04/25	1,000	1,315,000
10.13%, 05/15/27	16,696	24,584,860
11.00%, 08/17/40 (Call 08/17/15)	18,537	21,076,569

		170,042,672

CHILE — 0.74%
Chile (Republic of)
3.25%, 09/14/21	12,495	12,432,525
3.88%, 08/05/20	12,320	12,997,600

		25,430,125

COLOMBIA — 4.51%
Colombia (Republic of)
2.63%, 03/15/23 (Call 12/15/22)	10,600	9,248,500
4.00%, 02/26/24	16,000	15,320,000
4.38%, 07/12/21	19,110	19,520,865
6.13%, 01/18/41	24,735	26,095,425
7.38%, 01/27/17	15,938	18,392,452
7.38%, 03/18/19	26,599	31,759,206
7.38%, 09/18/37	19,702	23,888,675
8.13%, 05/21/24	7,805	9,931,862

		154,156,985

COSTA RICA — 0.34%
Costa Rica (Republic of)
4.25%, 01/26/23[b]	13,021	11,588,690

		11,588,690

CROATIA — 2.99%
Croatia (Republic of)
5.50%, 04/04/23[b]	31,600	30,138,500
6.00%, 01/26/24[b]	8,000	7,800,000
6.25%, 04/27/17[b]	11,220	11,851,125
6.38%, 03/24/21[b]	25,350	26,205,562
6.63%, 07/14/20[b]	13,610	14,375,562
6.75%, 11/05/19[b]	11,181	11,935,718

		102,306,467

DOMINICAN REPUBLIC — 1.03%
Dominican Republic
5.88%, 04/18/24[b]	14,200	13,561,000
7.50%, 05/06/21[b]	19,878	21,617,325

		35,178,325

EGYPT — 0.39%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	13,621	13,382,633

		13,382,633

EL SALVADOR — 0.30%
El Salvador (Republic of)
7.65%, 06/15/35[b]	10,892	10,401,860

		10,401,860

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

GABON — 0.15%
Gabonese (Republic of)
6.38%, 12/12/24[d]	$3,000	$3,067,500
6.38%, 12/12/24[b]	2,000	2,045,000

		5,112,500

GHANA — 0.40%
Ghana (Republic of)
7.88%, 08/07/23[b]	14,700	13,707,750

		13,707,750

HUNGARY — 3.53%
Hungary (Republic of)
4.13%, 02/19/18	13,120	13,083,264
5.38%, 02/21/23	23,476	22,988,873
5.75%, 11/22/23	14,000	13,854,120
6.25%, 01/29/20	15,153	16,128,550
6.38%, 03/29/21	32,834	34,948,510
7.63%, 03/29/41	18,588	19,709,042

		120,712,359

INDONESIA — 3.81%
Indonesia (Republic of)
3.38%, 04/15/23[b]	7,900	6,784,125
4.63%, 04/15/43[b]	7,540	5,805,800
4.88%, 05/05/21[b]	16,920	16,750,800
5.25%, 01/17/42[b]	13,448	11,262,700
5.38%, 10/17/23[b]	4,000	3,980,000
6.63%, 02/17/37[b]	16,612	16,445,880
6.75%, 01/15/44[d]	3,500	3,526,250
6.88%, 03/09/17[b]	18,500	20,627,500
6.88%, 01/17/18[b]	15,343	17,145,802
7.75%, 01/17/38[b]	12,128	13,462,080
8.50%, 10/12/35[b]	8,220	9,761,250
11.63%, 03/04/19[b]	3,649	4,816,680

		130,368,867

IRAQ — 0.85%
Iraq (Republic of)
5.80%, 01/15/28[b] (Call 03/17/14)	34,554	28,938,975

		28,938,975

IVORY COAST — 0.80%
Ivory Coast (Republic of)
7.77%, 12/31/32[b,c]	32,011	27,449,433

		27,449,433

LATVIA — 0.85%
Latvia (Republic of)
2.75%, 01/12/20[b]	12,086	11,528,231
5.25%, 02/22/17[b]	16,257	17,665,181

		29,193,412

Security	Principal (000s)	Value

LEBANON — 3.06%
Lebanon (Republic of)
5.15%, 11/12/18[b]	$6,010	$5,799,650
6.00%, 01/27/23[b]	9,922	9,549,925
6.10%, 10/04/22[b]	15,690	15,297,750
6.38%, 03/09/20	10,062	10,263,240
6.75%, 11/29/27[b]	16,992	16,779,600
8.25%, 04/12/21[b]	20,706	23,087,190
9.00%, 03/20/17	21,388	23,740,680

		104,518,035

LITHUANIA — 2.14%
Lithuania (Republic of)
6.13%, 03/09/21[b]	24,710	27,878,810
6.63%, 02/01/22[b]	16,390	19,044,524
7.38%, 02/11/20[b]	22,005	26,364,851

		73,288,185

MEXICO — 3.70%
United Mexican States
3.63%, 03/15/22	23,540	23,151,590
4.00%, 10/02/23	44,744	44,184,700
4.75%, 03/08/44	12,754	11,319,175
5.63%, 01/15/17	8,614	9,561,540
5.75%, 10/12/49	4,458	4,090,215
5.95%, 03/19/19	6,282	7,255,710
6.05%, 01/11/40	12,324	13,186,680
6.75%, 09/27/34	11,562	13,527,540
7.50%, 04/08/33	113	142,380

		126,419,530

MONGOLIA — 0.32%
Mongolia (Government of)
5.13%, 12/05/22[b]	13,500	10,867,500

		10,867,500

MOROCCO — 0.52%
Morocco (Republic of)
4.25%, 12/11/22[b]	19,276	17,902,585

		17,902,585

PANAMA — 1.61%
Panama (Republic of)
5.20%, 01/30/20	18,823	20,375,898
6.70%, 01/26/36	30,984	34,469,700

		54,845,598

PERU — 3.52%
Peru (Republic of)
5.63%, 11/18/50	18,018	18,108,090
6.55%, 03/14/37	6,722	7,713,495
7.13%, 03/30/19	15,275	18,253,625
7.35%, 07/21/25	23,624	29,530,000
8.75%, 11/21/33	32,883	46,611,652

		120,216,862

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2014

Security	Principal (000s)	Value

PHILIPPINES — 5.17%
Philippines (Republic of the)
4.00%, 01/15/21	$30,700	$31,736,125
5.00%, 01/13/37	17,194	17,860,267
5.50%, 03/30/26	14,000	15,435,000
6.38%, 01/15/32	10,330	12,189,400
6.38%, 10/23/34	15,848	18,859,120
7.75%, 01/14/31	21,827	28,757,072
8.38%, 06/17/19	13,825	17,557,750
9.50%, 02/02/30	12,310	18,434,225
10.63%, 03/16/25	10,313	15,856,238

		176,685,197

POLAND — 3.82%
Poland (Republic of)
3.00%, 03/17/23	25,029	22,917,804
4.00%, 01/22/24	3,000	2,920,584
5.00%, 03/23/22	32,174	34,426,180
5.13%, 04/21/21	20,830	22,678,663
6.38%, 07/15/19	40,507	47,429,646

		130,372,877

ROMANIA — 1.70%
Romania (Republic of)
4.38%, 08/22/23[d]	3,450	3,286,125
4.38%, 08/22/23[b]	39,112	37,254,180
6.13%, 01/22/44[d]	9,440	9,204,000
6.75%, 02/07/22[b]	7,244	8,176,665

		57,920,970

RUSSIA — 5.05%
Russian Federation (The)
3.25%, 04/04/17[b]	8,600	8,987,000
4.50%, 04/04/22[b]	3,400	3,400,000
5.00%, 04/29/20[b]	11,700	12,402,000
5.63%, 04/04/42[b]	18,000	17,460,000
5.88%, 09/16/43[b]	6,800	6,723,500
7.50%, 03/31/30[b,c]	71,516	82,422,703
11.00%, 07/24/18[b]	16,559	22,189,060
12.75%, 06/24/28[b]	11,295	18,975,600

		172,559,863

SERBIA — 1.69%
Serbia (Republic of)
4.88%, 02/25/20[b]	28,692	27,257,400
5.88%, 12/03/18[b]	4,800	4,878,000
7.25%, 09/28/21[b]	24,474	25,667,108

		57,802,508

SLOVAKIA — 0.63%
Slovakia (Republic of)
4.38%, 05/21/22[b]	20,586	21,367,856

		21,367,856

Security	Principal (000s)	Value

SOUTH AFRICA — 2.65%
South Africa (Republic of)
4.67%, 01/17/24	$17,438	$16,587,898
5.50%, 03/09/20	8,222	8,663,933
5.88%, 05/30/22	16,630	17,565,437
5.88%, 09/16/25	24,700	25,348,375
6.88%, 05/27/19	19,822	22,299,750

		90,465,393

SRI LANKA — 1.43%
Sri Lanka (Democratic Socialist Republic of)
5.88%, 07/25/22[b]	8,884	8,439,800
6.00%, 01/14/19[d]	10,000	10,150,000
6.25%, 10/04/20[b]	12,910	12,942,275
6.25%, 07/27/21[b]	17,606	17,429,940

		48,962,015

TURKEY — 5.81%
Turkey (Republic of)
3.25%, 03/23/23	21,190	17,402,287
4.88%, 04/16/43	9,650	7,346,063
5.63%, 03/30/21	9,000	9,033,750
5.75%, 03/22/24	4,500	4,398,750
6.00%, 01/14/41	15,170	13,539,225
6.25%, 09/26/22	14,000	14,367,500
6.75%, 04/03/18	12,857	13,917,703
6.75%, 05/30/40	10,031	9,880,535
6.88%, 03/17/36	20,959	21,116,192
7.00%, 09/26/16	11,100	12,112,875
7.00%, 03/11/19	10,450	11,429,688
7.00%, 06/05/20	27,778	30,312,742
7.25%, 03/05/38	6,132	6,469,260
7.50%, 07/14/17	12,432	13,892,760
8.00%, 02/14/34	11,659	13,232,965

		198,452,295

UKRAINE — 3.07%
Ukraine (Government of)
6.25%, 06/17/16[b]	12,960	11,534,400
6.58%, 11/21/16[b]	10,660	9,487,400
7.50%, 04/17/23[d]	4,500	3,825,000
7.50%, 04/17/23[b]	7,900	6,715,000
7.75%, 09/23/20[b]	14,214	12,259,575
7.80%, 11/28/22[b]	28,209	23,977,650
7.95%, 02/23/21[b]	13,275	11,449,688
9.25%, 07/24/17[b]	27,475	25,757,812

		105,006,525

URUGUAY — 1.64%
Uruguay (Republic of)
4.50%, 08/14/24	4,334	4,268,990
7.63%, 03/21/36	26,516	32,216,940
7.88%, 01/15/33[e]	15,711	19,403,085

		55,889,015

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

VENEZUELA — 1.99%
Venezuela (Bolivarian Republic of)
6.00%, 12/09/20[b]	$5,000	$2,925,000
7.00%, 12/01/18[b]	3,400	2,329,000
7.00%, 03/31/38[b]	7,734	4,253,700
7.65%, 04/21/25	5,200	3,029,000
7.75%, 10/13/19[b]	13,447	9,043,107
8.25%, 10/13/24[b]	16,536	9,962,940
9.00%, 05/07/23[b]	14,189	9,080,960
9.25%, 09/15/27	6,784	4,443,520
9.25%, 05/07/28[b]	4,998	3,136,245
9.38%, 01/13/34	7,782	4,883,205
11.75%, 10/21/26[b]	7,594	5,676,515
11.95%, 08/05/31[b]	8,902	6,543,117
12.75%, 08/23/22[b]	3,437	2,809,748

		68,116,057

VIETNAM — 0.42%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	13,486	14,480,593

		14,480,593

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,829,188,313)		2,659,484,481

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	25,746	25,745,511

		25,745,511

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,745,511)		25,745,511

TOTAL INVESTMENTS IN SECURITIES — 98.75% (Cost: $3,589,357,722)		3,375,104,931
Other Assets, Less Liabilities — 1.25%		42,743,364

NET ASSETS — 100.00%		$3,417,848,295

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

81

Schedule of Investments  (Unaudited)

iSHARESBONDTM MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.85%

AEROSPACE & DEFENSE — 1.98%
Honeywell International Inc.
5.40%, 03/15/16	$200	$219,891
Precision Castparts Corp.
0.70%, 12/20/15	100	100,221
United Technologies Corp.
4.88%, 05/01/15	350	369,363

		689,475
AUTO COMPONENTS — 0.47%
Johnson Controls Inc.
5.50%, 01/15/16	150	162,545

		162,545
BEVERAGES — 6.30%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	200	200,497
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	375	376,564
3.63%, 04/15/15	300	311,504
Brown-Forman Corp.
2.50%, 01/15/16	50	51,812
Coca-Cola Co. (The)
1.50%, 11/15/15	400	407,676
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	100	102,275
Diageo Finance BV
5.30%, 10/28/15	225	242,834
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	52,002
PepsiCo Inc.
0.70%, 08/13/15	250	250,679
0.70%, 02/26/16	200	200,074

		2,195,917
BIOTECHNOLOGY — 0.30%
Genzyme Corp.
3.63%, 06/15/15	100	104,251

		104,251
CHEMICALS — 2.43%
Dow Chemical Co. (The)
2.50%, 02/15/16	25	25,749
E.I. du Pont de Nemours and Co.
1.95%, 01/15/16[a]	150	153,600
Ecolab Inc.
1.00%, 08/09/15	150	150,539
Potash Corp. of Saskatchewan Inc.
3.75%, 09/30/15	250	262,028
Praxair Inc.
0.75%, 02/21/16	150	150,116

Security	Principal (000s)	Value

3.25%, 09/15/15	$100	$104,417

		846,449
COMMERCIAL SERVICES & SUPPLIES — 0.86%
Unilever Capital Corp.
0.45%, 07/30/15	300	299,723

		299,723
COMMUNICATIONS EQUIPMENT — 2.82%
Cisco Systems Inc.
5.50%, 02/22/16	800	878,993
Juniper Networks Inc.
3.10%, 03/15/16	100	103,409

		982,402
COMPUTERS & PERIPHERALS — 0.44%
Hewlett-Packard Co.
2.13%, 09/13/15	100	101,974
2.20%, 12/01/15	50	50,893

		152,867
CONSUMER FINANCE — 7.96%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	350	351,092
0.70%, 02/26/16	400	400,559
John Deere Capital Corp.
0.70%, 09/04/15	100	100,377
0.75%, 01/22/16	400	398,345
0.95%, 06/29/15	150	150,923
PACCAR Financial Corp.
0.80%, 02/08/16	200	199,553
1.05%, 06/05/15	250	250,961
Toyota Motor Credit Corp.
0.88%, 07/17/15	400	402,403
2.80%, 01/11/16	350	364,918
3.20%, 06/17/15	150	155,528

		2,774,659
DIVERSIFIED FINANCIAL SERVICES — 3.88%
BP Capital Markets PLC
0.70%, 11/06/15	300	300,567
3.13%, 10/01/15	450	468,874
3.20%, 03/11/16	100	105,139
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	164,700
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	200	206,743
3.88%, 09/16/15	100	105,001

		1,351,024
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.76%
AT&T Inc.
0.80%, 12/01/15	300	299,880
0.90%, 02/12/16	425	424,898
Orange
2.13%, 09/16/15	50	50,894

82

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

Telefonica Emisiones SAU
3.99%, 02/16/16	$150	$157,761
Verizon Communications Inc.
0.70%, 11/02/15	400	399,291
5.55%, 02/15/16	300	326,447

		1,659,171
ELECTRIC UTILITIES — 7.34%
Alabama Power Co.
0.55%, 10/15/15	275	273,458
Duke Energy Carolinas LLC
5.30%, 10/01/15	250	268,751
Duke Energy Corp.
3.35%, 04/01/15	100	103,118
Duke Energy Florida Inc.
0.65%, 11/15/15	250	248,620
Exelon Corp.
4.90%, 06/15/15	150	157,420
Georgia Power Co.
0.75%, 08/10/15	150	149,859
Series 12D
0.63%, 11/15/15	50	49,675
LG&E and KU Energy LLC
2.13%, 11/15/15	150	152,549
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	253,781
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	50	50,203
7.88%, 12/15/15	50	55,800
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	150	152,709
Southern California Edison Co.
5.00%, 01/15/16	175	188,728
Southern Co. (The)
2.38%, 09/15/15	150	153,281
Union Electric Co.
5.40%, 02/01/16	125	135,184
Wisconsin Electric Power Co.
6.25%, 12/01/15	150	164,841

		2,557,977
ELECTRICAL EQUIPMENT — 1.47%
Eaton Corp.
0.95%, 11/02/15	250	251,165
Emerson Electric Co.
4.13%, 04/15/15	250	260,995

		512,160
ENERGY EQUIPMENT & SERVICES — 0.60%
Ensco PLC
3.25%, 03/15/16	100	104,471
Noble Holding International Ltd.
3.45%, 08/01/15	50	51,742
Transocean Inc.
4.95%, 11/15/15	50	53,472

		209,685

Security	Principal (000s)	Value

FOOD & STAPLES RETAILING — 3.71%
Costco Wholesale Corp.
0.65%, 12/07/15	$350	$351,017
CVS Caremark Corp.
3.25%, 05/18/15	50	51,668
Kroger Co. (The)
3.90%, 10/01/15	25	26,331
Sysco Corp.
0.55%, 06/12/15	150	150,179
Wal-Mart Stores Inc.
1.50%, 10/25/15	400	405,281
2.25%, 07/08/15	300	307,233

		1,291,709
FOOD PRODUCTS — 1.34%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	75	79,361
ConAgra Foods Inc.
1.30%, 01/25/16	50	50,292
Kraft Foods Group Inc.
1.63%, 06/04/15	125	126,689
Mondelez International Inc.
4.13%, 02/09/16	200	212,639

		468,981
GAS UTILITIES — 0.29%
Questar Corp.
2.75%, 02/01/16	100	102,152

		102,152
HEALTH CARE EQUIPMENT & SUPPLIES — 1.67%
Boston Scientific Corp.
6.25%, 11/15/15	100	109,486
Covidien International Finance SA
1.35%, 05/29/15	50	50,454
Medtronic Inc.
2.63%, 03/15/16	100	104,151
Series B
4.75%, 09/15/15	200	213,742
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,776

		580,609
HEALTH CARE PROVIDERS & SERVICES — 1.05%
AmerisourceBergen Corp.
5.88%, 09/15/15[a]	75	81,132
Cardinal Health Inc.
4.00%, 06/15/15	75	78,308
McKesson Corp.
0.95%, 12/04/15	100	100,197
Medco Health Solutions Inc.
2.75%, 09/15/15	50	51,493
Quest Diagnostics Inc.
5.45%, 11/01/15	50	53,675

		364,805

83

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

HOTELS, RESTAURANTS & LEISURE — 0.60%
Carnival Corp.
1.20%, 02/05/16	$50	$49,761
Marriott International Inc.
5.81%, 11/10/15	100	108,325
McDonald’s Corp.
0.75%, 05/29/15	50	50,224

		208,310
HOUSEHOLD DURABLES — 0.29%
Newell Rubbermaid Inc.
2.00%, 06/15/15	100	101,411

		101,411
HOUSEHOLD PRODUCTS — 2.54%
Colgate-Palmolive Co.
3.15%, 08/05/15	100	104,059
Kimberly-Clark Corp.
4.88%, 08/15/15	150	159,899
Procter & Gamble Co. (The)
1.80%, 11/15/15	450	460,307
4.85%, 12/15/15	150	161,376

		885,641
INDUSTRIAL CONGLOMERATES — 1.87%
General Electric Co.
0.85%, 10/09/15	650	653,142

		653,142
INTERNET & CATALOG RETAIL — 0.14%
Amazon.com Inc.
0.65%, 11/27/15	50	50,080

		50,080
INTERNET SOFTWARE & SERVICES — 0.58%
eBay Inc.
0.70%, 07/15/15	100	100,330
1.63%, 10/15/15	100	101,733

		202,063
IT SERVICES — 1.89%
Computer Sciences Corp.
2.50%, 09/15/15	50	51,072
International Business Machines Corp.
0.75%, 05/11/15	400	401,976
2.00%, 01/05/16	200	204,613

		657,661
LIFE SCIENCES TOOLS & SERVICES — 0.90%
Agilent Technologies Inc.
5.50%, 09/14/15	50	53,653
Life Technologies Corp.
3.50%, 01/15/16	50	52,393

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
3.20%, 03/01/16	$200	$209,379

		315,425
MEDIA — 2.08%
COX Communications Inc.
5.50%, 10/01/15	50	53,569
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	200	210,019
Discovery Communications LLC
3.70%, 06/01/15	100	103,903
NBCUniversal Media LLC
3.65%, 04/30/15	100	103,832
Time Warner Inc.
3.15%, 07/15/15	150	155,109
Walt Disney Co. (The)
0.45%, 12/01/15	100	99,996

		726,428
METALS & MINING — 2.29%
BHP Billiton Finance (USA) Ltd.
5.25%, 12/15/15	300	325,742
Glencore Canada Corp.
6.00%, 10/15/15	100	107,614
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	250	254,747
Vale Overseas Ltd.
6.25%, 01/11/16	100	108,742

		796,845
MULTI-UTILITIES — 1.29%
Consolidated Edison Co. of New York Inc.
Series 05-C
5.38%, 12/15/15	150	161,755
Dominion Resources Inc.
Series C
5.15%, 07/15/15	175	185,752
Public Service Electric & Gas Co.
2.70%, 05/01/15	100	102,786

		450,293
OFFICE ELECTRONICS — 0.16%
Xerox Corp.
6.40%, 03/15/16	50	55,251

		55,251
OIL, GAS & CONSUMABLE FUELS — 9.80%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	50	55,296
DCP Midstream Operating LP
3.25%, 10/01/15	50	51,191
Enterprise Products Operating LLC
1.25%, 08/13/15	150	151,183
3.20%, 02/01/16	100	104,484
EOG Resources Inc.
2.50%, 02/01/16	250	258,760
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	52,346

84

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

Marathon Oil Corp.
0.90%, 11/01/15	$50	$50,137
Marathon Petroleum Corp.
3.50%, 03/01/16	150	157,514
Occidental Petroleum Corp.
2.50%, 02/01/16	300	311,120
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	50	52,100
Petrohawk Energy Corp.
7.88%, 06/01/15 (Call 02/03/14)	75	76,477
Shell International Finance BV
0.63%, 12/04/15	150	150,283
3.10%, 06/28/15	450	466,644
3.25%, 09/22/15	250	261,049
Total Capital International SA
0.75%, 01/25/16	300	300,520
Total Capital SA
2.30%, 03/15/16	250	258,078
3.00%, 06/24/15	200	206,634
TransCanada PipeLines Ltd.
0.75%, 01/15/16	350	349,919
3.40%, 06/01/15	100	103,764

		3,417,499
PHARMACEUTICALS — 9.83%
AbbVie Inc.
1.20%, 11/06/15	250	252,663
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	450	449,886
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	350	351,496
Merck & Co. Inc.
2.25%, 01/15/16	350	359,194
4.00%, 06/30/15	300	314,722
Novartis Capital Corp.
2.90%, 04/24/15	550	567,122
Sanofi
2.63%, 03/29/16	450	468,427
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	300	309,146
Wyeth LLC
5.50%, 02/15/16	300	327,932
Zoetis Inc.
1.15%, 02/01/16	25	25,118

		3,425,706
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.46%
Plum Creek Timberlands LP
5.88%, 11/15/15	150	161,920

		161,920
ROAD & RAIL — 0.61%
CSX Corp.
6.25%, 04/01/15	100	106,543
Norfolk Southern Corp.
5.75%, 01/15/16	50	54,678
Ryder System Inc.
3.60%, 03/01/16	50	51,518

		212,739

Security	Principal or Shares (000s)	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.31%
Broadcom Corp.
2.38%, 11/01/15	$150	$153,933
National Semiconductor Corp.
3.95%, 04/15/15	100	104,250
Texas Instruments Inc.
0.45%, 08/03/15	200	199,754

		457,937
SOFTWARE — 3.96%
Microsoft Corp.
1.63%, 09/25/15	350	356,276
2.50%, 02/08/16	250	259,972
Oracle Corp.
5.25%, 01/15/16	700	762,726

		1,378,974
SPECIALTY RETAIL — 3.58%
Home Depot Inc. (The)
5.40%, 03/01/16	800	877,416
Lowe’s Companies Inc.
5.00%, 10/15/15	200	214,511
TJX Companies Inc. (The)
4.20%, 08/15/15	150	157,803

		1,249,730
TOBACCO — 0.60%
Altria Group Inc.
4.13%, 09/11/15	150	158,061
Reynolds American Inc.
1.05%, 10/30/15	50	50,206

		208,267
WIRELESS TELECOMMUNICATION SERVICES — 2.40%
Alltel Corp.
7.00%, 03/15/16	150	168,032
Vodafone Group PLC
0.90%, 02/19/16	300	299,927
2.88%, 03/16/16	250	260,035
5.75%, 03/15/16	100	110,033

		838,027

TOTAL CORPORATE BONDS & NOTES
(Cost: $33,710,741)		33,759,910

SHORT-TERM INVESTMENTS — 2.79%

MONEY MARKET FUNDS — 2.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	112	111,570

85

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	10	$9,593
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	854	853,538

		974,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $974,701)		974,701

TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $34,685,442)		34,734,611
Other Assets, Less Liabilities — 0.36%		124,506

NET ASSETS — 100.00%		$34,859,117

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

86

Schedule of Investments  (Unaudited)

iSHARESBONDTM MAR 2016 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 66.32%

AEROSPACE & DEFENSE — 0.52%
United Technologies Corp.
4.88%, 05/01/15	$100	$105,533

		105,533
BIOTECHNOLOGY — 0.53%
Genentech Inc.
4.75%, 07/15/15	100	106,062

		106,062
CAPITAL MARKETS — 10.30%
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	350	350,503
Credit Suisse (USA) Inc.
5.13%, 08/15/15	200	213,006
Deutsche Bank AG London
3.25%, 01/11/16	150	156,743
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	250	257,593
3.63%, 02/07/16	450	471,568
Jefferies Group LLC
3.88%, 11/09/15[a]	150	156,441
Morgan Stanley
1.75%, 02/25/16[a]	150	151,796
5.38%, 10/15/15	300	321,807

		2,079,457
CHEMICALS — 0.54%
Dow Chemical Co. (The)
2.50%, 02/15/16	105	108,145

		108,145
COMMERCIAL BANKS — 12.50%
Bank of Montreal
0.80%, 11/06/15	100	100,417
Bank of Nova Scotia
2.90%, 03/29/16	225	235,290
BNP Paribas SA
3.60%, 02/23/16	150	158,056
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	225	226,222
Fifth Third Bancorp
3.63%, 01/25/16	150	157,677
Lloyds Bank PLC
4.88%, 01/21/16	100	107,524
National Australia Bank Ltd.
1.60%, 08/07/15	250	254,295
Royal Bank of Canada
0.80%, 10/30/15	100	100,413
0.85%, 03/08/16	25	25,072
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	300	306,705

Security	Principal (000s)	Value

U.S. Bancorp
3.44%, 02/01/16	$225	$233,976
Wells Fargo & Co.
1.50%, 07/01/15	300	304,392
Westpac Banking Corp.
3.00%, 12/09/15	300	313,197

		2,523,236
COMMUNICATIONS EQUIPMENT — 0.41%
Cisco Systems Inc.
5.50%, 02/22/16	75	82,406

		82,406
COMPUTERS & PERIPHERALS — 0.53%
Hewlett-Packard Co.
2.13%, 09/13/15	105	107,073

		107,073
CONSUMER FINANCE — 5.87%
American Express Credit Corp.
2.75%, 09/15/15	300	310,090
Capital One Financial Corp.
1.00%, 11/06/15	150	150,099
Ford Motor Credit Co. LLC
7.00%, 04/15/15	300	322,221
HSBC Finance Corp.
5.50%, 01/19/16	300	324,618
Toyota Motor Credit Corp.
2.80%, 01/11/16	75	78,197

		1,185,225
DIVERSIFIED FINANCIAL SERVICES — 13.34%
Bank of America Corp.
3.63%, 03/17/16	375	394,353
4.50%, 04/01/15	150	156,679
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	200	209,783
BP Capital Markets PLC
3.20%, 03/11/16	150	157,708
Citigroup Inc.
1.25%, 01/15/16	375	376,724
4.59%, 12/15/15	200	213,225
General Electric Capital Corp.
1.00%, 01/08/16	250	251,478
1.63%, 07/02/15	300	304,930
J.P. Morgan Chase & Co.
2.60%, 01/15/16	150	154,601
3.45%, 03/01/16	450	472,081

		2,691,562
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.15%
AT&T Inc.
2.50%, 08/15/15	150	154,074
Telefonica Emisiones SAU
3.99%, 02/16/16	75	78,880

		232,954

87

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2016 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 2.03%
Duke Energy Corp.
3.35%, 04/01/15	$75	$77,339
Exelon Corp.
4.90%, 06/15/15	150	157,419
Georgia Power Co.
Series 12D
0.63%, 11/15/15	75	74,513
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	100	100,407

		409,678
ELECTRICAL EQUIPMENT — 0.37%
Eaton Corp.
0.95%, 11/02/15	75	75,350

		75,350
ENERGY EQUIPMENT & SERVICES — 0.27%
Transocean Inc.
4.95%, 11/15/15	50	53,472

		53,472
FOOD & STAPLES RETAILING — 0.51%
Wal-Mart Stores Inc.
2.25%, 07/08/15	100	102,411

		102,411
FOOD PRODUCTS — 2.44%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	75	79,361
ConAgra Foods Inc.
1.30%, 01/25/16	100	100,584
Kraft Foods Group Inc.
1.63%, 06/04/15	150	152,027
Mondelez International Inc.
4.13%, 02/09/16	150	159,479

		491,451
HEALTH CARE EQUIPMENT & SUPPLIES — 0.51%
Covidien International Finance SA
2.80%, 06/15/15	100	102,846

		102,846
HEALTH CARE PROVIDERS & SERVICES — 0.81%
WellPoint Inc.
5.25%, 01/15/16	150	162,461

		162,461
HOUSEHOLD DURABLES — 0.41%
Mohawk Industries Inc.
6.13%, 01/15/16	75	82,687

		82,687

Security	Principal (000s)	Value

INSURANCE — 2.87%
Aegon NV
4.63%, 12/01/15	$75	$79,838
American International Group Inc.
2.38%, 08/24/15	75	76,523
MetLife Inc.
5.00%, 06/15/15	150	158,980
Prudential Financial Inc.
Series C
4.75%, 06/13/15	150	158,011
Series D
4.75%, 09/17/15	100	106,270

		579,622
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	100	104,689

		104,689
MEDIA — 1.59%
Comcast Corp.
5.90%, 03/15/16	150	165,555
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	75	78,205
Time Warner Inc.
3.15%, 07/15/15	75	77,554

		321,314
METALS & MINING — 0.53%
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	105	106,994

		106,994
MULTI-UTILITIES — 0.26%
Dominion Resources Inc.
Series C
5.15%, 07/15/15	50	53,072

		53,072
OFFICE ELECTRONICS — 0.27%
Xerox Corp.
6.40%, 03/15/16	50	55,251

		55,251
OIL, GAS & CONSUMABLE FUELS — 2.32%
Enterprise Products Operating LLC
3.20%, 02/01/16	150	156,725
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	50	52,523
Shell International Finance BV
3.10%, 06/28/15	100	103,699
Total Capital SA
2.30%, 03/15/16	150	154,847

		467,794

88

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2016 CORPORATE TERM ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

PHARMACEUTICALS — 1.12%
AbbVie Inc.
1.20%, 11/06/15	$150	$151,598
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	75	74,981

		226,579
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.47%
Health Care REIT Inc.
3.63%, 03/15/16	75	77,977
Kilroy Realty Corp.
5.00%, 11/03/15	105	111,131
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	105	108,192

		297,300
SOFTWARE — 0.50%
Microsoft Corp.
1.63%, 09/25/15	100	101,793

		101,793
SPECIALTY RETAIL — 0.94%
Home Depot Inc. (The)
5.40%, 03/01/16	75	82,258
Lowe’s Companies Inc.
5.00%, 10/15/15	100	107,255

		189,513
TOBACCO — 0.52%
Altria Group Inc.
4.13%, 09/11/15	100	105,374

		105,374
WIRELESS TELECOMMUNICATION SERVICES — 0.37%
Vodafone Group PLC
0.90%, 02/19/16	75	74,982

		74,982

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,310,922)		13,386,286

INVESTMENT COMPANIES — 29.99%
iSharesBond Mar 2016 Corporate ex-Financials Term ETF[b]	61	6,052,414

TOTAL INVESTMENT COMPANIES
(Cost: $6,004,735)		6,052,414

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 4.77%

MONEY MARKET FUNDS — 4.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	212	$212,259
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	18	18,251
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	733	732,845

		963,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $963,355)		963,355

TOTAL INVESTMENTS IN SECURITIES — 101.08%
(Cost: $20,279,012)		20,402,055
Other Assets, Less Liabilities — (1.08)%		(218,106)

NET ASSETS — 100.00%		$20,183,949

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARESBONDTM MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.33%

AEROSPACE & DEFENSE — 4.90%
General Dynamics Corp.
1.00%, 11/15/17	$1,150	$1,123,404
Honeywell International Inc.
5.30%, 03/01/18	1,650	1,890,712
Precision Castparts Corp.
1.25%, 01/15/18	1,500	1,479,662
United Technologies Corp.
1.80%, 06/01/17[a]	4,100	4,187,994

		8,681,772
AIR FREIGHT & LOGISTICS — 0.72%
United Parcel Service Inc.
1.13%, 10/01/17	1,100	1,096,189
5.50%, 01/15/18	150	172,740

		1,268,929
BEVERAGES — 8.14%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	1,950	1,925,746
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,600	2,599,401
Brown-Forman Corp.
1.00%, 01/15/18	700	684,620
Coca-Cola Co. (The)
1.65%, 03/14/18[a]	1,950	1,965,134
5.35%, 11/15/17	1,100	1,254,877
Diageo Capital PLC
1.50%, 05/11/17	3,500	3,516,554
5.75%, 10/23/17	200	229,665
PepsiCo Inc.
1.25%, 08/13/17	2,250	2,243,665

		14,419,662
BIOTECHNOLOGY — 0.64%
Amgen Inc.
2.13%, 05/15/17[a]	1,100	1,127,976

		1,127,976
CHEMICALS — 1.83%
Eastman Chemical Co.
2.40%, 06/01/17	450	460,429
Ecolab Inc.
1.45%, 12/08/17	500	493,846
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	100	106,103
PPG Industries Inc.
6.65%, 03/15/18	100	117,506
Praxair Inc.
1.05%, 11/07/17	1,150	1,129,790
Rohm and Haas Co.
6.00%, 09/15/17	130	148,904

Security	Principal (000s)	Value

Sherwin-Williams Co. (The)
1.35%, 12/15/17	$800	$788,604

		3,245,182
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Catholic Health Initiatives
1.60%, 11/01/17	220	216,272
Unilever Capital Corp.
0.85%, 08/02/17	700	688,495

		904,767
COMPUTERS & PERIPHERALS — 0.75%
Hewlett-Packard Co.
2.60%, 09/15/17[a]	1,050	1,077,389
NetApp Inc.
2.00%, 12/15/17	250	250,817

		1,328,206
CONSUMER FINANCE — 6.08%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	1,800	1,775,560
1.63%, 06/01/17	1,100	1,112,274
Series G
1.25%, 11/06/17	350	346,404
Ford Motor Credit Co. LLC
3.00%, 06/12/17	1,000	1,037,929
John Deere Capital Corp.
1.20%, 10/10/17[a]	250	248,369
1.30%, 03/12/18	1,800	1,779,633
Toyota Motor Credit Corp.
1.25%, 10/05/17[a]	2,250	2,240,995
1.38%, 01/10/18	300	298,169
1.75%, 05/22/17	1,900	1,934,293

		10,773,626
DIVERSIFIED FINANCIAL SERVICES — 2.42%
BP Capital Markets PLC
1.38%, 11/06/17	2,700	2,684,555
1.85%, 05/05/17	350	356,285
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	500	559,788
5.45%, 02/01/18	600	681,296

		4,281,924
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.81%
AT&T Inc.
1.40%, 12/01/17	1,700	1,679,779
1.70%, 06/01/17	1,300	1,309,607
5.50%, 02/01/18[a]	1,900	2,157,938
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	600	597,341
Verizon Communications Inc.
1.10%, 11/01/17[a]	1,050	1,029,010
5.50%, 04/01/17	100	111,363
5.50%, 02/15/18	1,450	1,648,069

		8,533,107

90

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 5.73%
Alabama Power Co.
5.50%, 10/15/17	$150	$167,791
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	600	586,022
Commonwealth Edison Co.
5.80%, 03/15/18	250	289,714
Duke Energy Carolinas LLC
5.25%, 01/15/18	150	169,947
Duke Energy Corp.
1.63%, 08/15/17	1,100	1,103,516
Georgia Power Co.
Series B
5.70%, 06/01/17	250	280,435
MidAmerican Energy Co.
5.30%, 03/15/18	1,100	1,251,569
Nisource Finance Corp.
6.40%, 03/15/18	500	583,059
Northern States Power Co.
5.25%, 03/01/18	1,200	1,363,528
Pacific Gas & Electric Co.
5.63%, 11/30/17	100	113,372
Peco Energy Co.
5.35%, 03/01/18	1,500	1,709,658
Pennsylvania Electric Co.
6.05%, 09/01/17	100	112,086
Union Electric Co.
6.40%, 06/15/17	150	172,252
Virginia Electric and Power Co.
1.20%, 01/15/18 (Call 12/15/17)	2,300	2,262,686

		10,165,635

ELECTRICAL EQUIPMENT — 0.65%
ABB Finance (USA) Inc.
1.63%, 05/08/17	350	350,477
Eaton Corp.
1.50%, 11/02/17	450	448,172
Roper Industries Inc.
1.85%, 11/15/17	350	347,940

		1,146,589

ENERGY EQUIPMENT & SERVICES — 0.91%
Nabors Industries Inc.
6.15%, 02/15/18	250	282,943
National Oilwell Varco Inc.
1.35%, 12/01/17	550	544,463
Transocean Inc.
2.50%, 10/15/17	550	558,153
Weatherford International Ltd.
6.00%, 03/15/18	200	225,701

		1,611,260

FOOD & STAPLES RETAILING — 4.16%
Costco Wholesale Corp.
1.13%, 12/15/17	1,250	1,235,599
CVS Caremark Corp.
5.75%, 06/01/17	550	624,907
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
6.50%, 06/15/17	100	113,613

Security	Principal (000s)	Value

Kroger Co. (The)
6.40%, 08/15/17	$100	$115,770
Safeway Inc.
6.35%, 08/15/17	100	113,027
Sysco Corp.
5.25%, 02/12/18	200	227,000
Wal-Mart Stores Inc.
5.38%, 04/05/17[a]	350	397,397
5.80%, 02/15/18	2,850	3,330,330
Walgreen Co.
1.80%, 09/15/17	1,200	1,210,444

		7,368,087

FOOD PRODUCTS — 2.47%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,650	1,885,022
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	259,054
ConAgra Foods Inc.
1.90%, 01/25/18	550	547,797
Kraft Foods Group Inc.
2.25%, 06/05/17	450	460,049
Mondelez International Inc.
6.13%, 02/01/18	500	578,802
6.50%, 08/11/17	550	640,395

		4,371,119

HEALTH CARE EQUIPMENT & SUPPLIES — 0.65%
Covidien International Finance SA
6.00%, 10/15/17	400	458,991
CR Bard Inc.
1.38%, 01/15/18	700	687,501

		1,146,492

HEALTH CARE PROVIDERS & SERVICES — 0.99%
Cardinal Health Inc.
1.70%, 03/15/18	500	496,343
McKesson Corp.
1.40%, 03/15/18	500	489,835
Medco Health Solutions Inc.
7.13%, 03/15/18	650	776,464

		1,762,642

HOTELS, RESTAURANTS & LEISURE — 1.95%
Carnival Corp.
1.88%, 12/15/17	350	345,004
McDonald’s Corp.
5.35%, 03/01/18	1,450	1,663,151
5.80%, 10/15/17	1,200	1,384,729
Yum! Brands Inc.
6.25%, 03/15/18	55	63,766

		3,456,650

HOUSEHOLD DURABLES — 0.14%
Newell Rubbermaid Inc.
2.05%, 12/01/17	250	250,348

		250,348

91

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS — 0.59%
Kimberly-Clark Corp.
6.13%, 08/01/17	$900	$1,045,366

		1,045,366
INDUSTRIAL CONGLOMERATES — 4.33%
3M Co.
1.00%, 06/26/17	550	548,500
Danaher Corp.
5.63%, 01/15/18	100	113,373
General Electric Co.
5.25%, 12/06/17	3,900	4,439,677
Koninklijke Philips NV
5.75%, 03/11/18	2,150	2,481,792
Pentair Finance SA
1.88%, 09/15/17	100	100,080

		7,683,422
INTERNET & CATALOG RETAIL — 0.05%
Amazon.com Inc.
1.20%, 11/29/17	100	98,697

		98,697
INTERNET SOFTWARE & SERVICES —1.55%
Baidu Inc.
2.25%, 11/28/17	1,100	1,100,313
eBay Inc.
1.35%, 07/15/17	1,650	1,642,697

		2,743,010
IT SERVICES — 3.16%
Computer Sciences Corp.
6.50%, 03/15/18	450	523,813
International Business Machines Corp.
1.25%, 02/08/18	1,900	1,877,497
5.70%, 09/14/17	2,800	3,209,349

		5,610,659
LIFE SCIENCES TOOLS & SERVICES — 0.38%
Agilent Technologies Inc.
6.50%, 11/01/17	500	581,238
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,056

		681,294
MEDIA — 3.30%
CBS Corp.
1.95%, 07/01/17	350	353,102
Comcast Corp.
6.30%, 11/15/17	1,300	1,514,755
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	450	446,332
Time Warner Cable Inc.
5.85%, 05/01/17	350	383,703

Security	Principal (000s)	Value

Viacom Inc.
3.50%, 04/01/17	$350	$372,889
Walt Disney Co. (The)
1.10%, 12/01/17	2,800	2,774,774

		5,845,555
METALS & MINING — 2.22%
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	250	248,323
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18	800	798,115
Nucor Corp.
5.75%, 12/01/17	550	630,068
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	2,100	2,101,641
Teck Resources Ltd.
2.50%, 02/01/18	150	151,513

		3,929,660
MULTI-UTILITIES — 0.28%
Dominion Resources Inc. Series A
1.40%, 09/15/17	500	493,330

		493,330
MULTILINE RETAIL — 2.30%
Nordstrom Inc.
6.25%, 01/15/18	350	405,068
Target Corp.
5.38%, 05/01/17	100	113,432
6.00%, 01/15/18	3,050	3,551,529

		4,070,029
OFFICE ELECTRONICS — 0.06%
Pitney Bowes Inc.
5.75%, 09/15/17	100	111,068

		111,068
OIL, GAS & CONSUMABLE FUELS — 10.53%
Anadarko Petroleum Corp.
6.38%, 09/15/17	1,550	1,780,973
Apache Corp.
1.75%, 04/15/17	200	202,804
Canadian Natural Resources Ltd.
5.70%, 05/15/17	700	791,291
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	3,000	2,981,160
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)[a]	1,550	1,528,357
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	500	502,641
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	500	506,131
Encana Corp.
5.90%, 12/01/17	500	569,972
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	500	580,803

92

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

EOG Resources Inc.
5.88%, 09/15/17	$400	$460,216
Kinder Morgan Energy Partners LP
5.95%, 02/15/18[a]	1,100	1,256,965
Marathon Oil Corp.
5.90%, 03/15/18	350	403,518
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	650	646,328
Phillips 66
2.95%, 05/01/17	550	575,165
Questar Pipeline Co.
5.83%, 02/01/18	150	172,384
Shell International Finance BV
1.13%, 08/21/17	1,600	1,590,752
Southwestern Energy Co.
7.50%, 02/01/18	150	178,853
Total Capital Canada Ltd.
1.45%, 01/15/18	2,000	1,998,840
Total Capital International SA
1.55%, 06/28/17	1,800	1,814,840
Valero Energy Corp.
6.13%, 06/15/17	100	114,399

		18,656,392
PHARMACEUTICALS — 8.16%
AbbVie Inc.
1.75%, 11/06/17	1,000	1,004,654
Actavis Inc.
1.88%, 10/01/17	450	448,937
Allergan Inc.
1.35%, 03/15/18	350	341,106
AstraZeneca PLC
5.90%, 09/15/17	1,900	2,197,138
Bristol-Myers Squibb Co.
0.88%, 08/01/17	950	936,171
GlaxoSmithKline Capital PLC
1.50%, 05/08/17[a]	2,950	2,975,261
Johnson & Johnson
5.55%, 08/15/17	950	1,082,761
Merck & Co. Inc.
1.10%, 01/31/18	2,100	2,072,759
6.00%, 09/15/17	1,100	1,275,895
Pfizer Inc.
4.65%, 03/01/18	300	335,204
Wyeth LLC
5.45%, 04/01/17	1,200	1,345,958
Zoetis Inc.
1.88%, 02/01/18	450	449,826

		14,465,670
PROFESSIONAL SERVICES — 0.20%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	350	359,766

		359,766
ROAD & RAIL — 1.41%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	300	341,064
5.75%, 03/15/18	1,100	1,271,615

Security	Principal or Shares (000s)	Value

CSX Corp.
6.25%, 03/15/18	$550	$643,817
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	250	250,710

		2,507,206
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.76%
Altera Corp.
1.75%, 05/15/17	700	702,409
Intel Corp.
1.35%, 12/15/17	4,200	4,182,366

		4,884,775
SOFTWARE — 3.19%
Microsoft Corp.
0.88%, 11/15/17	1,400	1,375,421
Oracle Corp.
1.20%, 10/15/17	3,800	3,765,582
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	513,780

		5,654,783
SPECIALTY RETAIL — 1.12%
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,450	1,471,874
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)[a]	500	505,778

		1,977,652
TOBACCO — 0.63%
Philip Morris International Inc.
1.13%, 08/21/17	950	942,216
Reynolds American Inc.
6.75%, 06/15/17	150	174,282

		1,116,498
WIRELESS TELECOMMUNICATION SERVICES — 2.66%
America Movil SAB de CV
5.63%, 11/15/17[a]	950	1,069,654
Vodafone Group PLC
1.25%, 09/26/17[a]	2,000	1,973,019
1.50%, 02/19/18	1,700	1,677,858

		4,720,531

TOTAL CORPORATE BONDS & NOTES
(Cost: $173,060,726)		172,499,336

SHORT-TERM INVESTMENTS — 4.29%

MONEY MARKET FUNDS — 4.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	3,485	3,485,276

93

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	300	$299,679
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,823	3,822,628

		7,607,583

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,607,583)		7,607,583

TOTAL INVESTMENTS IN SECURITIES — 101.62% (Cost: $180,668,309)		180,106,919
Other Assets, Less Liabilities — (1.62)%		(2,869,425)

NET ASSETS — 100.00%		$177,237,494

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

94

Schedule of Investments  (Unaudited)

iSHARESBONDTM MAR 2018 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 67.49%

AEROSPACE & DEFENSE — 0.34%
Honeywell International Inc.
5.30%, 03/01/18	$75	$85,941

		85,941

BEVERAGES — 0.33%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	85,287

		85,287

BIOTECHNOLOGY — 0.60%
Amgen Inc.
2.13%, 05/15/17	150	153,815

		153,815

CAPITAL MARKETS — 9.51%
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	225	222,026
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
6.40%, 10/02/17	200	232,274
7.25%, 02/01/18	450	538,181
Deutsche Bank AG London
6.00%, 09/01/17[a]	225	258,646
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	450	452,381
6.25%, 09/01/17	250	286,263
Merrill Lynch & Co. Inc.
5.70%, 05/02/17	100	111,319
Morgan Stanley Series F
5.55%, 04/27/17	300	334,913

		2,436,003

CHEMICALS — 1.23%
Eastman Chemical Co.
2.40%, 06/01/17	150	153,476
Ecolab Inc.
1.45%, 12/08/17	75	74,077
PPG Industries Inc.
6.65%, 03/15/18	75	88,130

		315,683

COMMERCIAL BANKS — 11.41%
Bank of Montreal
1.40%, 09/11/17	150	149,307
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	50	49,519
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	73,928
BNP Paribas SA
2.38%, 09/14/17	150	153,104

Security	Principal (000s)	Value

Credit Suisse New York
6.00%, 02/15/18	$90	$104,337
HSBC USA Inc.
1.63%, 01/16/18	300	297,603
Rabobank Nederland
1.70%, 03/19/18	250	249,154
Royal Bank of Canada
1.50%, 01/16/18[a]	150	149,512
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	250	252,253
Svenska Handelsbanken AB
1.63%, 03/21/18	250	247,421
UBS AG Stamford
5.88%, 12/20/17	200	229,789
Wachovia Corp./Wells Fargo & Co.
5.75%, 02/01/18	450	519,527
Wells Fargo & Co.
1.50%, 01/16/18	200	199,349
Westpac Banking Corp.
1.60%, 01/12/18	250	249,190

		2,923,993

COMMUNICATIONS EQUIPMENT — 0.45%
Motorola Solutions Inc.
6.00%, 11/15/17	100	114,201

		114,201

COMPUTERS & PERIPHERALS — 0.71%
Hewlett-Packard Co.
2.60%, 09/15/17	105	107,739
NetApp Inc.
2.00%, 12/15/17	75	75,245

		182,984

CONSUMER FINANCE — 3.96%
American Express Co.
7.00%, 03/19/18	400	480,094
Capital One Financial Corp.
6.75%, 09/15/17	150	175,449
Ford Motor Credit Co. LLC
2.38%, 01/16/18	200	202,420
John Deere Capital Corp.
2.80%, 09/18/17	150	156,313

		1,014,276

DIVERSIFIED FINANCIAL SERVICES — 7.14%
Bank of America Corp.
2.00%, 01/11/18	200	200,112
6.00%, 09/01/17	450	513,917
Citigroup Inc.
6.13%, 11/21/17	400	460,447
General Electric Capital Corp.
5.63%, 09/15/17	395	451,000
ING U.S. Inc.
2.90%, 02/15/18	50	51,472
NYSE Euronext Inc.
2.00%, 10/05/17	150	150,892

		1,827,840

95

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2018 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.75%
AT&T Inc.
1.40%, 12/01/17	$250	$247,026
British Telecommunications PLC
5.95%, 01/15/18	100	115,217
Telefonica Emisiones SAU
6.22%, 07/03/17	25	28,489
Verizon Communications Inc.
5.50%, 02/15/18	50	56,830

		447,562

ELECTRIC UTILITIES — 1.55%
Appalachian Power Co.
Series K
5.00%, 06/01/17	100	109,517
Edison International
3.75%, 09/15/17	75	80,100
Nisource Finance Corp.
6.40%, 03/15/18	105	122,443
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	85,029

		397,089

ELECTRICAL EQUIPMENT — 0.84%
Eaton Corp.
1.50%, 11/02/17	100	99,594
Tyco Electronics Group SA
6.55%, 10/01/17	100	115,691

		215,285

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.20%
Tech Data Corp.
3.75%, 09/21/17	50	51,331

		51,331

ENERGY EQUIPMENT & SERVICES — 1.10%
Nabors Industries Inc.
6.15%, 02/15/18	100	113,177
Transocean Inc.
6.00%, 03/15/18	75	84,638
Weatherford International Ltd.
6.00%, 03/15/18	75	84,638

		282,453

FOOD & STAPLES RETAILING — 1.81%
CVS Caremark Corp.
5.75%, 06/01/17	150	170,429
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
6.50%, 06/15/17[a]	75	85,210
Safeway Inc.
6.35%, 08/15/17	50	56,513
Walgreen Co.
1.80%, 09/15/17	150	151,306

		463,458

Security	Principal (000s)	Value

FOOD PRODUCTS — 1.57%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	$75	$77,716
ConAgra Foods Inc.
1.90%, 01/25/18	75	74,700
Kraft Foods Group Inc.
2.25%, 06/05/17	125	127,792
Mondelez International Inc.
6.13%, 02/01/18	105	121,548

		401,756

GAS UTILITIES — 0.44%
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	100	111,607

		111,607

HEALTH CARE EQUIPMENT & SUPPLIES — 0.34%
Covidien International Finance SA
6.00%, 10/15/17	75	86,061

		86,061

HEALTH CARE PROVIDERS & SERVICES — 2.31%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	148,893
McKesson Corp.
1.40%, 03/15/18	75	73,475
Medco Health Solutions Inc.
7.13%, 03/15/18	75	89,592
UnitedHealth Group Inc.
6.00%, 02/15/18	150	174,148
WellPoint Inc.
1.88%, 01/15/18	105	104,960

		591,068

HOTELS, RESTAURANTS & LEISURE — 0.56%
Darden Restaurants Inc.
6.20%, 10/15/17	50	55,770
Starbucks Corp.
6.25%, 08/15/17	75	87,624

		143,394

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.33%
Exelon Generation Co. LLC
6.20%, 10/01/17	75	84,153

		84,153

INDUSTRIAL CONGLOMERATES — 0.89%
General Electric Co.
5.25%, 12/06/17	200	227,676

		227,676

INSURANCE — 2.99%
American International Group Inc.
5.85%, 01/16/18	300	344,915

96

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2018 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
1.55%, 02/09/18	$300	$299,591
Prudential Financial Inc.
Series D
6.00%, 12/01/17	105	121,127

		765,633

INTERNET & CATALOG RETAIL — 0.58%
Amazon.com Inc.
1.20%, 11/29/17	150	148,045

		148,045

IT SERVICES — 0.67%
Computer Sciences Corp.
6.50%, 03/15/18	50	58,201
International Business Machines Corp.
5.70%, 09/14/17	100	114,620

		172,821

MEDIA — 1.40%
Comcast Corp.
5.88%, 02/15/18	105	122,062
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	100	100,028
Time Warner Cable Inc.
5.85%, 05/01/17	125	137,037

		359,127

METALS & MINING — 0.59%
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18	75	74,823
Teck Resources Ltd.
2.50%, 02/01/18	75	75,756

		150,579

MULTI-UTILITIES — 0.61%
CMS Energy Corp.
5.05%, 02/15/18	75	83,018
Dominion Resources Inc.
Series A
1.40%, 09/15/17	75	73,999

		157,017

MULTILINE RETAIL — 0.45%
Nordstrom Inc.
6.25%, 01/15/18	100	115,734

		115,734

OFFICE ELECTRONICS — 0.33%
Pitney Bowes Inc.
5.75%, 09/15/17	75	83,301

		83,301

Security	Principal (000s)	Value

OIL, GAS & CONSUMABLE FUELS — 3.75%
Anadarko Petroleum Corp.
6.38%, 09/15/17	$105	$120,646
Buckeye Partners LP
6.05%, 01/15/18	50	56,353
Canadian Natural Resources Ltd.
5.70%, 05/15/17	100	113,042
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	75	75,920
Encana Corp.
5.90%, 12/01/17	100	113,994
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	100	116,161
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	75	85,702
Marathon Oil Corp.
6.00%, 10/01/17	100	114,828
Phillips 66
2.95%, 05/01/17	75	78,432
Valero Energy Corp.
6.13%, 06/15/17	75	85,799

		960,877

PERSONAL PRODUCTS — 0.21%
Avon Products Inc.
5.75%, 03/01/18	50	54,175

		54,175

PHARMACEUTICALS — 1.96%
AbbVie Inc.
1.75%, 11/06/17	350	351,629
Actavis Inc.
1.88%, 10/01/17	150	149,645

		501,274

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.88%
American Tower Corp.
4.50%, 01/15/18	125	136,155
CommonWealth REIT
6.65%, 01/15/18 (Call 07/15/17)	50	55,539
Health Care REIT Inc.
2.25%, 03/15/18	105	105,266
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	80,683
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	105	104,534

		482,177

ROAD & RAIL — 1.09%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	75	86,701
CSX Corp.
6.25%, 03/15/18	100	117,058
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	75	75,213

		278,972

97

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2018 CORPORATE TERM ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

SPECIALTY RETAIL — 0.20%
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	$50	$50,578

		50,578

TOBACCO — 0.54%
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	50	50,975
Reynolds American Inc.
6.75%, 06/15/17	75	87,141

		138,116

TRADING COMPANIES & DISTRIBUTORS — 0.21%
Air Lease Corp.
5.63%, 04/01/17	50	55,062

		55,062

WATER UTILITIES — 0.66%
American Water Capital Corp.
6.09%, 10/15/17	150	170,154

		170,154

TOTAL CORPORATE BONDS & NOTES (Cost: $17,052,139)		17,286,558

INVESTMENT COMPANIES — 29.78%
iSharesBond Mar 2018 Corporate ex-Financials Term ETF[a,c]	77	7,629,160

TOTAL INVESTMENT COMPANIES (Cost: $7,493,476)		7,629,160

SHORT-TERM INVESTMENTS — 5.52%

MONEY MARKET FUNDS — 5.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	792	791,501
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	68	68,057

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	556	$555,670

		1,415,228

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,415,228)		1,415,228

TOTAL INVESTMENTS IN SECURITIES — 102.79% (Cost: $25,960,843)		26,330,946
Other Assets, Less Liabilities — (2.79)%		(715,886)

NET ASSETS — 100.00%		$25,615,060

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARESBONDTM MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.11%

AEROSPACE & DEFENSE — 4.03%
Boeing Co. (The)
4.88%, 02/15/20	$1,325	$1,499,162
L-3 Communications Corp.
5.20%, 10/15/19[a]	175	191,820
Lockheed Martin Corp.
4.25%, 11/15/19	350	381,133
Northrop Grumman Corp.
5.05%, 08/01/19	150	167,701
Raytheon Co.
4.40%, 02/15/20	450	493,541

		2,733,357

AIR FREIGHT & LOGISTICS — 2.03%
United Parcel Service Inc.
5.13%, 04/01/19	1,200	1,374,600

		1,374,600

BEVERAGES — 4.71%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	1,125	1,303,933
6.88%, 11/15/19	200	247,666
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	500	546,443
PepsiCo Inc.
4.50%, 01/15/20	1,000	1,100,420

		3,198,462

CHEMICALS — 7.08%
Air Products and Chemicals Inc.
4.38%, 08/21/19	350	384,122
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	175	168,106
Dow Chemical Co. (The)
8.55%, 05/15/19	325	418,376
E.I. du Pont de Nemours and Co.
4.63%, 01/15/20	800	884,881
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	500	556,315
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	750	829,235
6.50%, 05/15/19	750	893,419
Praxair Inc.
4.50%, 08/15/19	600	668,768

		4,803,222

COMMERCIAL SERVICES & SUPPLIES — 0.59%
Republic Services Inc.
5.50%, 09/15/19	350	398,147

		398,147

Security	Principal (000s)	Value

COMMUNICATIONS EQUIPMENT — 2.42%
Cisco Systems Inc.
4.45%, 01/15/20	$1,475	$1,642,284

		1,642,284

COMPUTERS & PERIPHERALS — 0.30%
Lexmark International Inc.
5.13%, 03/15/20	200	205,440

		205,440

CONSUMER FINANCE — 3.51%
Boeing Capital Corp.
4.70%, 10/27/19	350	394,605
Ford Motor Credit Co. LLC
8.13%, 01/15/20	200	252,340
John Deere Capital Corp.
1.70%, 01/15/20	700	671,631
2.25%, 04/17/19	1,050	1,061,089

		2,379,665

DIVERSIFIED CONSUMER SERVICES — 0.67%
Stanford University
4.75%, 05/01/19	400	453,802

		453,802

DIVERSIFIED FINANCIAL SERVICES — 0.43%
Deutsche Telekom International Finance BV
6.00%, 07/08/19	250	293,725

		293,725

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.32%
Orange
5.38%, 07/08/19	200	224,671
Telefonica Emisiones SAU
5.88%, 07/15/19	175	197,950
Verizon Communications Inc.
6.35%, 04/01/19	975	1,153,501

		1,576,122

ELECTRIC UTILITIES — 5.19%
Appalachian Power Co.
7.95%, 01/15/20	200	256,958
Duke Energy Ohio Inc.
5.45%, 04/01/19	800	926,083
Georgia Power Co.
4.25%, 12/01/19	500	544,793
Kansas City Power & Light Co.
7.15%, 04/01/19	350	433,483
Public Service Co. of Colorado
5.13%, 06/01/19	500	569,824
Virginia Electric and Power Co.
5.00%, 06/30/19	700	794,340

		3,525,481

99

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

ELECTRICAL EQUIPMENT — 1.25%
Emerson Electric Co.
4.88%, 10/15/19	$750	$846,052

		846,052

ENERGY EQUIPMENT & SERVICES — 2.99%
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	500	583,993
Halliburton Co.
6.15%, 09/15/19	1,050	1,254,982
Pride International Inc.
8.50%, 06/15/19	150	191,629

		2,030,604

FOOD & STAPLES RETAILING — 2.62%
Costco Wholesale Corp.
1.70%, 12/15/19	1,575	1,537,355
Kroger Co. (The)
6.15%, 01/15/20	200	237,419

		1,774,774

FOOD PRODUCTS — 1.95%
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	250	310,925
Kellogg Co.
4.15%, 11/15/19	100	108,137
Kraft Foods Group Inc.
5.38%, 02/10/20	300	343,536
Mead Johnson Nutrition Co.
4.90%, 11/01/19	100	109,878
Mondelez International Inc.
5.38%, 02/10/20	400	453,534

		1,326,010

HEALTH CARE EQUIPMENT & SUPPLIES — 7.94%
Abbott Laboratories
5.13%, 04/01/19	875	986,777
Baxter International Inc.
4.50%, 08/15/19	1,000	1,114,613
Becton, Dickinson and Co.
5.00%, 05/15/19	450	506,223
Boston Scientific Corp.
6.00%, 01/15/20	175	204,005
CareFusion Corp.
6.38%, 08/01/19	100	114,728
Medtronic Inc.
4.45%, 03/15/20	1,625	1,803,312
Stryker Corp.
4.38%, 01/15/20	600	656,493

		5,386,151

HEALTH CARE PROVIDERS & SERVICES — 0.18%
Express Scripts Holding Co.
7.25%, 06/15/19	100	123,367

		123,367

Security	Principal (000s)	Value

HOTELS, RESTAURANTS & LEISURE — 1.18%
McDonald’s Corp.
1.88%, 05/29/19	$700	$691,566
Yum! Brands Inc.
5.30%, 09/15/19	100	111,568

		803,134

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.40%
Exelon Generation Co. LLC
5.20%, 10/01/19	250	273,206

		273,206

IT SERVICES — 2.72%
International Business Machines Corp.
1.88%, 05/15/19	1,100	1,081,413
8.38%, 11/01/19	500	661,901
Western Union Co. (The)
3.35%, 05/22/19	100	100,069

		1,843,383

LIFE SCIENCES TOOLS & SERVICES — 0.60%
Life Technologies Corp.
6.00%, 03/01/20	350	406,605

		406,605

MACHINERY — 1.30%
Illinois Tool Works Inc.
6.25%, 04/01/19	600	707,596
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	175	171,883

		879,479

MEDIA — 2.64%
Comcast Corp.
5.15%, 03/01/20	300	338,547
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	350	401,374
Thomson Reuters Corp.
4.70%, 10/15/19	200	218,411
Time Warner Cable Inc.
5.00%, 02/01/20	350	354,612
Time Warner Inc.
4.88%, 03/15/20	175	194,202
Viacom Inc.
5.63%, 09/15/19	250	286,704

		1,793,850

METALS & MINING — 6.75%
Allegheny Technologies Inc.
9.38%, 06/01/19	100	122,424
Barrick Gold Corp.
6.95%, 04/01/19	200	233,318
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	1,475	1,778,692

100

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

Cliffs Natural Resources Inc.
5.90%, 03/15/20[a]	$175	$176,459
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20[a]	200	196,540
Newmont Mining Corp.
5.13%, 10/01/19	175	179,921
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	1,300	1,705,369
Vale Overseas Ltd.
5.63%, 09/15/19	175	190,698

		4,583,421

MULTI-UTILITIES — 2.52%
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	700	853,802
Consumers Energy Co.
6.70%, 09/15/19	700	857,605

		1,711,407

OFFICE ELECTRONICS — 0.33%
Xerox Corp.
5.63%, 12/15/19	200	225,939

		225,939

OIL, GAS & CONSUMABLE FUELS — 11.55%
Anadarko Petroleum Corp.
6.95%, 06/15/19	250	298,990
Boardwalk Pipelines LLC
5.75%, 09/15/19	250	278,268
Cenovus Energy Inc.
5.70%, 10/15/19	250	287,901
ConocoPhillips
6.00%, 01/15/20	975	1,164,806
Enbridge Energy Partners LP
5.20%, 03/15/20	175	192,423
Encana Corp.
6.50%, 05/15/19	250	295,367
EOG Resources Inc.
5.63%, 06/01/19	1,000	1,160,232
Husky Energy Inc.
7.25%, 12/15/19	175	214,392
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	275	328,632
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	175	191,188
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	250	290,267
8.75%, 05/01/19	175	226,438
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	100	109,125
Shell International Finance BV
4.30%, 09/22/19	875	969,759
4.38%, 03/25/20	600	665,368
Spectra Energy Capital LLC
8.00%, 10/01/19	200	245,018
Talisman Energy Inc.
7.75%, 06/01/19	250	302,823
Valero Energy Corp.
6.13%, 02/01/20	175	204,982

Security	Principal (000s)	Value

Williams Partners LP
5.25%, 03/15/20	$375	$414,892

		7,840,871

PHARMACEUTICALS — 4.80%
AstraZeneca PLC
1.95%, 09/18/19	1,150	1,134,535
Merck Sharp & Dohme Corp.
5.00%, 06/30/19[a]	1,275	1,452,400
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	700	668,699

		3,255,634

ROAD & RAIL — 0.16%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	100	111,525

		111,525

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.47%
Texas Instruments Inc.
1.65%, 08/03/19	1,025	998,258

		998,258

SOFTWARE — 4.02%
Adobe Systems Inc.
4.75%, 02/01/20	100	108,315
Microsoft Corp.
4.20%, 06/01/19	950	1,052,412
Oracle Corp.
5.00%, 07/08/19	1,375	1,567,814

		2,728,541

SPECIALTY RETAIL — 0.62%
TJX Companies Inc. (The)
6.95%, 04/15/19	350	419,602

		419,602

TOBACCO — 2.38%
Altria Group Inc.
9.25%, 08/06/19	175	233,516
Lorillard Tobacco Co.
8.13%, 06/23/19	175	218,513
Philip Morris International Inc.
4.50%, 03/26/20	1,050	1,160,519

		1,612,548

WIRELESS TELECOMMUNICATION SERVICES — 4.46%
America Movil SAB de CV
5.00%, 10/16/19	100	109,400
5.00%, 03/30/20	1,375	1,505,548

101

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

Vodafone Group PLC
5.45%, 06/10/19	$1,225	$1,409,440

		3,024,388

TOTAL CORPORATE BONDS & NOTES (Cost: $67,883,963)		66,583,056

SHORT-TERM INVESTMENTS — 1.44%

MONEY MARKET FUNDS — 1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	429	428,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	37	36,868
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	514	513,788

		979,428

TOTAL SHORT-TERM INVESTMENTS (Cost: $979,428)		979,428

TOTAL INVESTMENTS IN SECURITIES — 99.55% (Cost: $68,863,391)		67,562,484
Other Assets, Less Liabilities — 0.45%		305,121

NET ASSETS — 100.00%		$67,867,605

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

102

Schedule of Investments  (Unaudited)

iSHARESBONDTM MAR 2020 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 67.34%

AEROSPACE & DEFENSE — 0.74%
L-3 Communications Corp.
5.20%, 10/15/19	$70	$76,728

		76,728
BEVERAGES — 1.69%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	150	173,858

		173,858
CAPITAL MARKETS — 5.49%
Goldman Sachs Group Inc. (The)
5.38%, 03/15/20	200	223,002
Morgan Stanley
5.63%, 09/23/19	300	342,521

		565,523
CHEMICALS — 2.70%
Dow Chemical Co. (The)
8.55%, 05/15/19	130	167,350
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	110,565

		277,915
COMMERCIAL BANKS — 8.36%
Barclays Bank PLC
5.13%, 01/08/20	200	226,023
Credit Suisse New York
5.40%, 01/14/20	160	181,394
PNC Funding Corp.
5.13%, 02/08/20[a]	100	113,775
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	100	115,840
Westpac Banking Corp.
4.88%, 11/19/19	200	223,942

		860,974
COMMERCIAL SERVICES & SUPPLIES — 1.08%
Republic Services Inc.
5.00%, 03/01/20	100	111,131

		111,131
COMMUNICATIONS EQUIPMENT — 0.54%
Cisco Systems Inc.
4.45%, 01/15/20	50	55,671

		55,671

Security	Principal (000s)	Value

COMPUTERS & PERIPHERALS — 0.25%
Lexmark International Inc.
5.13%, 03/15/20	$25	$25,680

		25,680
CONSUMER FINANCE — 1.22%
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	126,170

		126,170
DIVERSIFIED FINANCIAL SERVICES — 9.84%
Bank of America Corp.
7.63%, 06/01/19	200	247,656
Citigroup Inc.
8.50%, 05/22/19	200	257,167
General Electric Capital Corp.
5.50%, 01/08/20	200	231,292
J.P. Morgan Chase & Co.
4.95%, 03/25/20[b]	250	278,147

		1,014,262
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.09%
Orange
5.38%, 07/08/19	100	112,335

		112,335
ELECTRICAL EQUIPMENT — 0.83%
Roper Industries Inc.
6.25%, 09/01/19	75	86,010

		86,010
FOOD PRODUCTS — 2.50%
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	87,059
Mondelez International Inc.
5.38%, 02/10/20	150	170,075

		257,134
HEALTH CARE EQUIPMENT & SUPPLIES — 1.68%
Boston Scientific Corp.
6.00%, 01/15/20	50	58,287
CareFusion Corp.
6.38%, 08/01/19	100	114,728

		173,015
INSURANCE — 3.68%
Aflac Inc.
8.50%, 05/15/19	100	129,229
Allstate Corp. (The)
7.45%, 05/16/19[b]	100	125,771
Prudential Financial Inc.
7.38%, 06/15/19	100	124,446

		379,446

103

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2020 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

LIFE SCIENCES TOOLS & SERVICES — 1.13%
Life Technologies Corp.
6.00%, 03/01/20	$100	$116,173

		116,173
MEDIA — 6.42%
Comcast Corp.
5.70%, 07/01/19	150	174,295
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	100	109,956
Time Warner Cable Inc.
5.00%, 02/01/20	150	151,976
Time Warner Inc.
4.88%, 03/15/20	100	110,973
Viacom Inc.
5.63%, 09/15/19	100	114,681

		661,881
METALS & MINING — 2.90%
Barrick Gold Corp.
6.95%, 04/01/19	25	29,165
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	75	90,442
Newmont Mining Corp.
5.13%, 10/01/19	100	102,812
Vale Overseas Ltd.
5.63%, 09/15/19	70	76,279

		298,698
OIL, GAS & CONSUMABLE FUELS — 6.33%
Cenovus Energy Inc.
5.70%, 10/15/19	75	86,370
Magellan Midstream Partners LP
6.55%, 07/15/19	100	119,491
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	100	116,106
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	100	109,125
Shell International Finance BV
4.30%, 09/22/19	100	110,830
Williams Partners LP
5.25%, 03/15/20	100	110,638

		652,560
PAPER & FOREST PRODUCTS — 0.64%
International Paper Co.
9.38%, 05/15/19	50	65,808

		65,808
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.81%
Boston Properties LP
5.88%, 10/15/19	150	172,155
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	231,986

Security	Principal or Shares (000s)	Value

Weyerhaeuser Co.
7.38%, 10/01/19	$75	$91,737

		495,878
ROAD & RAIL — 0.54%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	50	55,763

		55,763
TOBACCO — 1.82%
Altria Group Inc.
9.25%, 08/06/19	75	100,078
Lorillard Tobacco Co.
8.13%, 06/23/19	70	87,405

		187,483
WIRELESS TELECOMMUNICATION SERVICES — 1.06%
America Movil SAB de CV
5.00%, 10/16/19	100	109,400

		109,400

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,765,687)		6,939,496

INVESTMENT COMPANIES — 30.37%
iSharesBond Mar 2020 Corporate ex-Financials Term ETF[a,b]	32	3,129,076

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,129,076

SHORT-TERM INVESTMENTS — 2.34%

MONEY MARKET FUNDS — 2.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	89	89,338
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	8	7,682

104

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2020 CORPORATE TERM ETF

January 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	144	$144,308

		241,328

TOTAL SHORT-TERM INVESTMENTS
(Cost: $241,328)		241,328

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $10,054,100)		10,309,900
Other Assets, Less Liabilities — (0.05)%		(4,682)

NET ASSETS — 100.00%		$10,305,218

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARESBONDTM MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.10%

AEROSPACE & DEFENSE — 6.12%
Embraer SA
5.15%, 06/15/22	$100	$100,000
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	800	737,037
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	500	466,310
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	400	372,674
United Technologies Corp.
3.10%, 06/01/22	900	897,479

		2,573,500
AIR FREIGHT & LOGISTICS — 1.35%
FedEx Corp.
2.63%, 08/01/22	50	46,604
United Parcel Service Inc.
2.45%, 10/01/22	550	521,867

		568,471
AIRLINES — 0.45%
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	172	188,332

		188,332
BEVERAGES — 6.22%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	400	377,466
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	650	613,831
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	100	91,198
Diageo Investment Corp.
2.88%, 05/11/22	500	484,064
8.00%, 09/15/22	150	199,617
PepsiCo Inc.
2.75%, 03/01/23	900	848,650

		2,614,826
BIOTECHNOLOGY — 0.47%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	100	101,443
Celgene Corp.
3.25%, 08/15/22	100	96,957

		198,400
CHEMICALS — 4.36%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	46,604

Security	Principal (000s)	Value

Air Products and Chemicals Inc.
2.75%, 02/03/23	$100	$94,041
Cabot Corp.
3.70%, 07/15/22	100	97,039
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	94,223
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	600	562,880
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	100	98,279
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	500	463,984
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	91,674
2.70%, 02/21/23 (Call 11/21/22)[a]	300	284,691

		1,833,415
COMMERCIAL SERVICES & SUPPLIES — 0.22%
Catholic Health Initiatives
2.95%, 11/01/22	100	93,236

		93,236
COMMUNICATIONS EQUIPMENT — 0.46%
Motorola Solutions Inc.
3.50%, 03/01/23	100	94,625
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	100	99,696

		194,321
COMPUTERS & PERIPHERALS — 0.12%
Hewlett-Packard Co.
4.05%, 09/15/22	50	49,969

		49,969
CONSUMER FINANCE — 1.92%
Caterpillar Financial Services Corp.
2.63%, 03/01/23[a]	300	281,551
2.85%, 06/01/22	150	145,667
Toyota Motor Credit Corp.
2.63%, 01/10/23	400	378,398

		805,616
DIVERSIFIED FINANCIAL SERVICES — 2.77%
BP Capital Markets PLC
2.50%, 11/06/22	1,100	1,017,715
3.25%, 05/06/22	150	147,820

		1,165,535
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.60%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	850	774,541
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	350	316,852

		1,091,393

106

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 6.90%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	$100	$92,850
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	200	187,411
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	100	96,071
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	194,380
Georgia Power Co.
2.85%, 05/15/22[a]	300	288,831
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	200	185,835
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	50	51,853
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	92,741
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	100	96,537
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	500	471,450
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	98,101
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	400	374,417
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)[a]	700	668,905

		2,899,382
ELECTRICAL EQUIPMENT — 1.14%
ABB Finance (USA) Inc.
2.88%, 05/08/22	100	96,886
Eaton Corp.
2.75%, 11/02/22	200	189,960
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	200	191,519

		478,365
ENERGY EQUIPMENT & SERVICES — 2.82%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	100	94,817
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	950	894,624
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	100	94,391
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	100	101,145

		1,184,977
FOOD & STAPLES RETAILING — 0.79%
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	50	46,996
Sysco Corp.
2.60%, 06/12/22	200	188,180
Walgreen Co.
3.10%, 09/15/22	100	96,189

		331,365

Security	Principal (000s)	Value

FOOD PRODUCTS — 0.93%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	$100	$94,824
Kellogg Co.
2.75%, 03/01/23	100	92,960
Kraft Foods Group Inc.
3.50%, 06/06/22	100	100,010
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	100	104,015

		391,809
HEALTH CARE EQUIPMENT & SUPPLIES — 0.79%
Baxter International Inc.
2.40%, 08/15/22	250	233,053
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	98,708

		331,761
HEALTH CARE PROVIDERS & SERVICES — 1.14%
Cardinal Health Inc.
3.20%, 03/15/23	300	286,490
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	99,505
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	93,926

		479,921
HOTELS, RESTAURANTS & LEISURE — 0.17%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	75	70,782

		70,782
HOUSEHOLD DURABLES — 0.58%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	195,867
Whirlpool Corp.
3.70%, 03/01/23	50	48,985

		244,852
HOUSEHOLD PRODUCTS — 1.29%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	47,732
Colgate-Palmolive Co.
1.95%, 02/01/23	550	495,876

		543,608
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.35%
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	150	147,216

		147,216
INDUSTRIAL CONGLOMERATES — 3.96%
3M Co.
2.00%, 06/26/22	350	327,452

107

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

General Electric Co.
2.70%, 10/09/22	$1,200	$1,142,627
Parker Hannifin Corp.
3.50%, 09/15/22	100	100,977
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	91,526

		1,662,582
INTERNET & CATALOG RETAIL — 0.22%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	100	91,612

		91,612
INTERNET SOFTWARE & SERVICES — 2.20%
Baidu Inc.
3.50%, 11/28/22	600	549,751
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	400	372,501

		922,252
IT SERVICES — 0.97%
Computer Sciences Corp.
4.45%, 09/15/22	50	50,576
International Business Machines Corp.
1.88%, 08/01/22	400	356,723

		407,299
LIFE SCIENCES TOOLS & SERVICES — 0.23%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	100	95,484

		95,484
MACHINERY — 3.30%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	350	333,430
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,000	956,440
Stanley Black & Decker Inc.
2.90%, 11/01/22	100	95,449

		1,385,319
MEDIA — 3.04%
21st Century Fox America Inc.
3.00%, 09/15/22	100	96,029
Comcast Corp.
3.13%, 07/15/22	200	194,576
Omnicom Group Inc.
3.63%, 05/01/22	300	299,074
Time Warner Entertainment Co. LP
8.38%, 03/15/23	100	118,907
Time Warner Inc.
3.40%, 06/15/22	100	99,147
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	100	94,546

Security	Principal (000s)	Value

Walt Disney Co. (The)
2.35%, 12/01/22	$400	$374,655

		1,276,934
METALS & MINING — 2.86%
Barrick Gold Corp.
3.85%, 04/01/22	100	92,882
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)	300	286,127
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	45,945
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	300	305,467
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)	450	422,724
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	50	47,292

		1,200,437
MULTI-UTILITIES — 0.57%
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	100	97,909
Dominion Resources Inc.
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	100	93,830
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	50	47,077

		238,816
MULTILINE RETAIL — 0.11%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	46,606

		46,606
OIL, GAS & CONSUMABLE FUELS — 13.84%
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	850	790,784
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	500	468,638
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	100	97,031
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	100	95,050
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	400	387,480
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	750	703,704
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	93,916
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	93,908
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	100	94,791
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	800	752,068
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	100	95,329
Phillips 66
4.30%, 04/01/22	100	103,990

108

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Principal (000s)	Value

Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	$100	$93,049
Shell International Finance BV
2.25%, 01/06/23	700	641,080
2.38%, 08/21/22	400	372,666
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	93,678
Total Capital International SA
2.70%, 01/25/23	300	282,788
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	467,089
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	100	89,779

		5,816,818
PERSONAL PRODUCTS — 0.22%
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	93,207

		93,207
PHARMACEUTICALS — 8.64%
AbbVie Inc.
2.90%, 11/06/22	200	191,032
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	100	94,774
Allergan Inc.
2.80%, 03/15/23 (Call 12/15/22)	100	95,264
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	362,619
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	550	523,101
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	575	558,093
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	500	470,489
Novartis Capital Corp.
2.40%, 09/21/22	1,000	937,984
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	300	276,469
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	125	119,542

		3,629,367
ROAD & RAIL — 0.95%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	100	94,634
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	125	115,615
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	94,676
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	100	95,593

		400,518
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.46%
Broadcom Corp.
2.50%, 08/15/22	200	183,420
Intel Corp.
2.70%, 12/15/22	800	756,335

Security	Principal or Shares (000s)	Value

Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	$100	$93,884

		1,033,639
SOFTWARE — 3.21%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	100	96,395
Microsoft Corp.
2.13%, 11/15/22	400	367,330
Oracle Corp.
2.50%, 10/15/22	950	886,827

		1,350,552
SPECIALTY RETAIL — 1.41%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	49,655
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	550	542,212

		591,867
TOBACCO — 1.76%
Altria Group Inc.
2.85%, 08/09/22	100	93,569
Philip Morris International Inc.
2.63%, 03/06/23	600	553,708
Reynolds American Inc.
3.25%, 11/01/22	100	94,024

		741,301
WIRELESS TELECOMMUNICATION SERVICES — 4.19%
America Movil SAB de CV
3.13%, 07/16/22	700	650,762
Vodafone Group PLC
2.50%, 09/26/22	500	455,276
2.95%, 02/19/23	700	655,908

		1,761,946

TOTAL CORPORATE BONDS & NOTES (Cost: $43,325,068)		41,227,608

SHORT-TERM INVESTMENTS — 4.86%

MONEY MARKET FUNDS — 4.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	1,316	1,315,622
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	113	113,123

109

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

January 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	$611	$611,325

		2,040,070

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,040,070)		2,040,070

TOTAL INVESTMENTS IN SECURITIES — 102.96% (Cost: $45,365,138)		43,267,678
Other Assets, Less Liabilities — (2.96)%		(1,243,270)

NET ASSETS — 100.00%		$42,024,408

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

110

Schedule of Investments  (Unaudited)

iSHARESBONDTM MAR 2023 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 68.17%

BEVERAGES — 0.97%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$104	$98,141

		98,141
BIOTECHNOLOGY — 0.48%
Celgene Corp.
3.25%, 08/15/22	50	48,479

		48,479
BUILDING PRODUCTS — 0.68%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	70	68,584

		68,584
CAPITAL MARKETS — 3.40%
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	150	146,144
Morgan Stanley
3.75%, 02/25/23	150	147,526
4.88%, 11/01/22	50	51,640

		345,310
CHEMICALS — 1.42%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	80	75,379
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	70	68,795

		144,174
COMMERCIAL BANKS — 5.15%
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	100	93,471
BNP Paribas SA
3.25%, 03/03/23	100	95,669
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[a,b]	100	94,661
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	100	94,819
Wells Fargo & Co. Series M
3.45%, 02/13/23[c]	150	143,926

		522,546
COMMERCIAL SERVICES & SUPPLIES — 0.68%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	70	69,161

		69,161

Security	Principal (000s)	Value

COMMUNICATIONS EQUIPMENT — 1.34%
Motorola Solutions Inc.
3.50%, 03/01/23	$70	$66,237
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	70	69,787

		136,024
COMPUTERS & PERIPHERALS — 0.49%
Hewlett-Packard Co.
4.05%, 09/15/22	50	49,969

		49,969
CONSUMER FINANCE — 0.93%
American Express Co.
2.65%, 12/02/22	100	94,182

		94,182
DIVERSIFIED FINANCIAL SERVICES — 9.07%
Bank of America Corp.
3.30%, 01/11/23	200	190,745
BP Capital Markets PLC
2.50%, 11/06/22	50	46,260
Citigroup Inc.
3.38%, 03/01/23	100	95,364
4.05%, 07/30/22	50	49,935
General Electric Capital Corp.
3.15%, 09/07/22	200	195,737
ING U.S. Inc.
5.50%, 07/15/22	50	55,456
J.P. Morgan Chase & Co.
3.20%, 01/25/23	300	287,112

		920,609
ELECTRIC UTILITIES — 2.50%
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	100	97,190
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	95,861
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	50	60,934

		253,985
ELECTRICAL EQUIPMENT — 1.89%
ABB Finance (USA) Inc.
2.88%, 05/08/22	100	96,886
Eaton Corp.
2.75%, 11/02/22	100	94,980

		191,866
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.47%
Jabil Circuit Inc.
4.70%, 09/15/22	50	47,750

		47,750

111

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2023 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

ENERGY EQUIPMENT & SERVICES — 0.50%
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[c]	$50	$50,573

		50,573
FOOD & STAPLES RETAILING — 1.59%
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	93,991
Walgreen Co.
3.10%, 09/15/22	70	67,332

		161,323
FOOD PRODUCTS — 2.43%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	94,824
Kraft Foods Group Inc.
3.50%, 06/06/22	100	100,011
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	50	52,007

		246,842
HEALTH CARE PROVIDERS & SERVICES — 3.92%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	100	93,655
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	65,748
UnitedHealth Group Inc.
2.88%, 03/15/23	150	142,864
WellPoint Inc.
3.30%, 01/15/23	100	95,733

		398,000
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.48%
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	50	49,072

		49,072
INDUSTRIAL CONGLOMERATES — 0.47%
General Electric Co.
2.70%, 10/09/22	50	47,609

		47,609
INSURANCE — 1.82%
American International Group Inc.
4.88%, 06/01/22	100	108,968
Berkshire Hathaway Inc.
3.00%, 02/11/23	50	48,388
Hartford Financial Services Group Inc.
5.13%, 04/15/22	25	27,653

		185,009
INTERNET & CATALOG RETAIL — 1.29%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	70	64,129

Security	Principal (000s)	Value

QVC Inc.
4.38%, 03/15/23	$70	$67,229

		131,358
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	70	66,839

		66,839
MEDIA — 4.39%
21st Century Fox America Inc.
3.00%, 09/15/22	50	48,014
Comcast Corp.
3.13%, 07/15/22	150	145,932
Discovery Communications LLC
3.30%, 05/15/22	75	72,987
Omnicom Group Inc.
3.63%, 05/01/22	50	49,846
Time Warner Entertainment Co. LP
8.38%, 03/15/23	50	59,454
Time Warner Inc.
3.40%, 06/15/22	70	69,403

		445,636
METALS & MINING — 2.50%
Barrick Gold Corp.
3.85%, 04/01/22	50	46,441
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	95,376
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	70	64,323
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[c]	50	47,292

		253,432
MULTILINE RETAIL — 0.46%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	46,606

		46,606
OIL, GAS & CONSUMABLE FUELS — 6.00%
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	50	51,500
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)[c]	70	66,814
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	70	67,922
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	93,916
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	70	65,735
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	50	48,553
Phillips 66
4.30%, 04/01/22	50	51,995
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	50,638

112

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM MAR 2023 CORPORATE TERM ETF

January 31, 2014

Security	Principal (000s)	Value

Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	$70	$65,134
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	47,362

		609,569
PERSONAL PRODUCTS — 0.33%
Avon Products Inc.
5.00%, 03/15/23[c]	35	33,833

		33,833
PHARMACEUTICALS — 3.19%
AbbVie Inc.
2.90%, 11/06/22	120	114,619
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	100	94,773
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	50	47,555
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	70	66,944

		323,891
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.65%
American Tower Corp.
3.50%, 01/31/23	70	66,018
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	92,016
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	100	100,239
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	50	45,811
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	70	66,000

		370,084
ROAD & RAIL — 1.79%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	70	66,243
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	48,555
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	70	66,915

		181,713
SOFTWARE — 0.64%
Oracle Corp.
2.50%, 10/15/22	70	65,345

		65,345
SPECIALTY RETAIL — 0.97%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	49,655
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[c]	50	48,404

		98,059

Security	Principal or Shares (000s)	Value

TOBACCO — 0.92%
Altria Group Inc.
2.85%, 08/09/22	$50	$46,784
Reynolds American Inc.
3.25%, 11/01/22	50	47,012

		93,796
WIRELESS TELECOMMUNICATION SERVICES — 0.70%
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	71,143

		71,143

TOTAL CORPORATE BONDS & NOTES (Cost: $6,848,042)		6,920,512

INVESTMENT COMPANIES — 29.62%
iSharesBond Mar 2023 Corporate ex-Financials Term ETF[b,c]	32	3,006,671

TOTAL INVESTMENT COMPANIES (Cost: $2,974,253)		3,006,671

SHORT-TERM INVESTMENTS — 5.78%

MONEY MARKET FUNDS — 5.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	343	342,988
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	29	29,492
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	215	214,878

		587,358

TOTAL SHORT-TERM INVESTMENTS (Cost: $587,358)		587,358

TOTAL INVESTMENTS IN SECURITIES — 103.57% (Cost: $10,409,653)		10,514,541
Other Assets, Less Liabilities — (3.57)%		(362,743)

NET ASSETS — 100.00%		$10,151,798

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

113

Schedule of Investments  (Unaudited)

iSHARES® TIPS BOND ETF

January 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.85%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$291,642	$300,619,142
0.13%, 04/15/17[a]	829,300	858,584,713
0.13%, 04/15/18[a]	1,463,852	1,510,969,573
0.13%, 01/15/22[a]	532,640	525,649,032
0.13%, 07/15/22[a]	557,363	549,089,332
0.13%, 01/15/23[a]	527,995	513,640,103
0.38%, 07/15/23[a]	399,137	397,079,236
0.50%, 04/15/15[a]	193,459	197,962,764
0.63%, 07/15/21[a]	479,905	498,801,762
0.63%, 01/15/24	624,936	629,818,102
0.63%, 02/15/43[a]	181,287	150,015,091
0.75%, 02/15/42[a]	295,207	254,477,472
1.13%, 01/15/21[a]	775,956	832,940,252
1.25%, 04/15/14[a]	354	355,636
1.25%, 07/15/20[a]	280,045	305,467,792
1.38%, 07/15/18[a]	20,410	22,390,038
1.38%, 01/15/20[a]	352,849	385,818,756
1.63%, 01/15/15[a]	339,552	349,738,722
1.63%, 01/15/18[a]	108,646	119,204,521
1.75%, 01/15/28[a]	224,053	248,908,693
1.88%, 07/15/15[a]	222,912	234,962,654
1.88%, 07/15/19[a]	244,189	275,208,597
2.00%, 07/15/14[a]	18,848	19,242,858
2.00%, 01/15/16	482,334	514,815,794
2.00%, 01/15/26[a]	277,042	317,213,216
2.13%, 01/15/19[a]	6,324	7,148,853
2.13%, 02/15/40	148,408	176,396,840
2.13%, 02/15/41[a]	178,692	212,866,599
2.38%, 01/15/17	186,837	206,572,093
2.38%, 01/15/25[a]	375,801	446,029,224
2.38%, 01/15/27[a]	213,800	254,722,534
2.50%, 07/15/16[a]	266,766	293,442,197
2.50%, 01/15/29[a]	234,599	285,807,710
2.63%, 07/15/17[a]	1,567	1,774,189
3.38%, 04/15/32	57,768	80,117,131
3.63%, 04/15/28[a]	180,869	247,083,383
3.88%, 04/15/29	280,870	398,220,806

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $12,584,507,465)		12,623,155,410

SHORT-TERM INVESTMENTS — 45.58%

MONEY MARKET FUNDS — 45.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	5,075,343	5,075,342,555
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	436,400	436,399,571

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	250,762	$250,761,946

		5,762,504,072

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,762,504,072)		5,762,504,072

TOTAL INVESTMENTS IN SECURITIES — 145.43% (Cost: $18,347,011,537)		18,385,659,482
Other Assets, Less Liabilities — (45.43)%		(5,743,747,565)

NET ASSETS — 100.00%		$12,641,911,917

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® U.S. TREASURY BOND ETF

January 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.67%
U.S. Treasury Bonds
2.75%, 08/15/42	$572	$482,089
2.75%, 11/15/42	165	138,943
3.00%, 05/15/42[a]	161	143,310
3.13%, 11/15/41	1,943	1,779,574
3.13%, 02/15/42	423	386,950
3.13%, 02/15/43	1,394	1,267,110
3.63%, 08/15/43[a]	286	286,069
3.75%, 11/15/43[a]	557	569,602
4.38%, 02/15/38[a]	649	742,133
4.38%, 05/15/41[a]	2,469	2,825,032
4.50%, 02/15/36[a]	193	225,239
4.50%, 05/15/38[a]	1,258	1,464,821
6.25%, 08/15/23	123	161,613
6.25%, 05/15/30[a]	739	1,023,888
6.63%, 02/15/27	235	327,642
6.75%, 08/15/26[a]	555	777,629
7.13%, 02/15/23	2,635	3,629,534
U.S. Treasury Notes
0.13%, 04/30/15[a]	1,107	1,106,191
0.25%, 05/15/15[a]	1,480	1,481,391
0.25%, 08/15/15	381	381,226
0.25%, 09/30/15[a]	1,350	1,349,633
0.25%, 10/15/15	741	740,770
0.25%, 04/15/16	1,116	1,112,382
0.38%, 11/15/14	35	35,066
0.38%, 08/31/15	3,450	3,457,349
0.50%, 07/31/17[a]	188	185,118
0.63%, 11/15/16[a]	61	61,012
0.75%, 01/15/17	1,969	1,973,119
0.75%, 12/31/17	935	921,620
0.88%, 11/30/16	6,624	6,666,658
0.88%, 07/31/19[a]	2,351	2,248,708
1.00%, 10/31/16[a]	2,123	2,144,713
1.00%, 06/30/19[a]	427	412,038
1.00%, 08/31/19[a]	1,062	1,020,221
1.00%, 11/30/19	782	746,661
1.13%, 03/31/20[a]	334	318,626
1.13%, 04/30/20[a]	416	395,924
1.25%, 11/30/18[a]	11,370	11,257,665
1.25%, 10/31/19	706	686,027
1.25%, 02/29/20	2,180	2,099,306
1.38%, 11/30/18	31	30,801
1.38%, 02/28/19	65	64,478
1.38%, 05/31/20	621	599,222
1.50%, 06/30/16[a]	1,042	1,067,227
1.50%, 07/31/16	1,575	1,613,611
1.63%, 11/15/22[a]	858	795,392
1.75%, 05/31/16[a]	628	646,821
1.88%, 06/30/15	4,418	4,521,911
1.88%, 06/30/20[a]	1,394	1,384,995
2.00%, 09/30/20	609	606,838
2.00%, 11/30/20	1,897	1,883,859
2.00%, 11/15/21	278	271,339
2.00%, 02/15/23[a]	721	687,153
2.13%, 11/30/14	121	122,971
2.13%, 08/31/20[a]	162	162,904

Security	Principal or Shares (000s)	Value

2.13%, 08/15/21	$1,155	$1,143,288
2.25%, 11/30/17	1	835
2.38%, 10/31/14	36	36,597
2.38%, 02/28/15[a]	4,762	4,873,634
2.38%, 12/31/20	522	530,545
2.50%, 06/30/17	2,720	2,864,259
2.50%, 08/15/23	2,376	2,347,532
2.75%, 11/30/16	730	772,924
3.13%, 05/15/21[a]	2,254	2,395,619
3.25%, 03/31/17[a]	7,778	8,373,874
4.50%, 02/15/16	8,889	9,638,076
4.63%, 02/15/17	513	572,710
5.13%, 05/15/16[a]	4,394	4,863,015
8.75%, 08/15/20	1,196	1,698,511

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $112,664,156)		111,603,543

SHORT-TERM INVESTMENTS — 42.02%

MONEY MARKET FUNDS — 42.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	41,767	41,767,120
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	3,591	3,591,315
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,171	2,171,244

		47,529,679

TOTAL SHORT-TERM INVESTMENTS (Cost: $47,529,679)		47,529,679

TOTAL INVESTMENTS IN SECURITIES — 140.69% (Cost: $160,193,835)		159,133,222
Other Assets, Less Liabilities — (40.69)%		(46,023,577)

NET ASSETS — 100.00%		$113,109,645

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

115

Schedule of Investments  (Unaudited)

iSHARES® UTILITIES BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.08%

DIVERSIFIED FINANCIAL SERVICES — 2.21%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (Call 04/30/23)[a]	$50	$46,875
5.45%, 02/01/18	150	170,324

		217,199
ELECTRIC UTILITIES — 44.95%
Alabama Power Co.
6.00%, 03/01/39[b]	150	180,458
Appalachian Power Co.
7.00%, 04/01/38	75	94,372
Arizona Public Service Co.
8.75%, 03/01/19	100	128,526
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	43,328
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	75	70,443
6.05%, 04/15/38	150	184,731
7.00%, 11/15/18	150	183,812
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)[b]	50	45,505
6.40%, 06/15/38	50	63,765
Entergy Louisiana LLC
5.40%, 11/01/24	100	114,500
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	50	47,618
5.69%, 03/01/40	150	178,176
Georgia Power Co.
2.85%, 05/15/22[b]	50	48,138
4.30%, 03/15/43	25	23,711
Indiana Michigan Power Co.
7.00%, 03/15/19	150	181,896
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	50	52,722
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	75	82,497
MidAmerican Energy Holdings Co.
5.15%, 11/15/43 (Call 05/15/43)[c]	25	26,392
6.13%, 04/01/36	225	265,607
Nevada Power Co.
6.50%, 08/01/18	100	118,965
7.13%, 03/15/19	100	123,212
Nisource Finance Corp.
5.45%, 09/15/20	200	228,127
6.13%, 03/01/22	100	115,535
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	50	42,107
NSTAR Electric Co.
5.63%, 11/15/17	150	169,496
Oglethorpe Power Corp.
4.20%, 12/01/42	50	45,897
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32	100	126,204
Pacific Gas & Electric Co.
5.80%, 03/01/37	100	114,260
6.05%, 03/01/34	125	147,250
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)[b]	25	23,885
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	50	47,612
4.70%, 06/01/43 (Call 12/01/42)	35	32,760

Security	Principal (000s)	Value

Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[b]	$100	$98,101
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	75	69,570
3.95%, 03/15/43 (Call 09/15/42)[b]	50	46,529
Scottish Power Ltd.
5.38%, 03/15/15	25	26,214
South Carolina Electric & Gas Co.
6.63%, 02/01/32	100	125,404
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	25	23,658
Series 08-A
5.95%, 02/01/38[b]	150	180,883
Toledo Edison Co. (The)
6.15%, 05/15/37	35	40,110
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)[b]	50	47,779
4.00%, 01/15/43 (Call 07/15/42)	50	46,637
8.88%, 11/15/38	75	118,657
Series D
4.65%, 08/15/43 (Call 02/15/43)	50	51,508
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	175	192,795

		4,419,352
GAS UTILITIES — 4.45%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	29,040
Atmos Energy Corp.
8.50%, 03/15/19	50	64,658
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	100	108,306
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	47,883
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	50	47,972
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	125	139,508

		437,367
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.85%
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	50	53,944
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	125	122,680
5.60%, 06/15/42 (Call 12/15/41)	90	87,825
PSEG Power LLC
5.32%, 09/15/16	150	163,171
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	50	49,114

		476,734
MULTI-UTILITIES — 15.37%
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	50	46,145
Series 08-B
6.75%, 04/01/38	100	131,095
Consumers Energy Co. Series P
5.50%, 08/15/16	200	221,430
DTE Energy Co.
6.35%, 06/01/16	200	222,537
National Grid PLC
6.30%, 08/01/16	100	112,228

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	$100	$92,133
3.95%, 05/01/42 (Call 11/01/41)	50	46,581
Puget Sound Energy Inc.
5.76%, 10/01/39	100	119,465
San Diego Gas & Electric Co.
3.00%, 08/15/21	150	151,840
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	25	23,539
6.00%, 10/15/39	25	28,898
6.50%, 06/01/16	100	112,177
TECO Finance Inc.
6.57%, 11/01/17	175	203,198

		1,511,266
OIL, GAS & CONSUMABLE FUELS — 24.61%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	24,827
4.15%, 07/01/23 (Call 04/01/23)	25	24,772
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)[b]	25	23,862
El Paso Natural Gas Co.
5.95%, 04/15/17	75	83,209
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	154,137
Energy Transfer Partners LP
5.15%, 02/01/43 (Call 08/01/42)	35	32,880
5.95%, 02/01/15	150	157,815
6.50%, 02/01/42 (Call 08/01/41)	100	109,219
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	24,217
4.45%, 02/15/43 (Call 08/15/42)	150	138,647
4.85%, 03/15/44 (Call 09/15/43)	50	48,961
5.20%, 09/01/20[b]	225	254,007
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	25	23,299
5.80%, 03/15/35	250	258,534
Magellan Midstream Partners LP
4.25%, 02/01/21	100	107,069
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	75	81,792
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	25	28,568
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	175	194,352
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	50	44,964
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	50	52,875
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	50	46,839
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	116,772
7.63%, 01/15/39	100	137,124
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	50	53,986
Williams Companies Inc. (The)
7.50%, 01/15/31	25	26,945
7.88%, 09/01/21	50	59,192
Williams Partners LP
6.30%, 04/15/40	100	110,526

		2,419,390

Security	Principal or Shares (000s)	Value

WATER UTILITIES — 0.64%
American Water Capital Corp.
6.59%, 10/15/37	$50	$62,411

		62,411

TOTAL CORPORATE BONDS & NOTES (Cost: $9,689,171)		9,543,719

SHORT-TERM INVESTMENTS — 6.25%

MONEY MARKET FUNDS — 6.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	435	435,115
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	37	37,413
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	143	142,570

		615,098

TOTAL SHORT-TERM INVESTMENTS (Cost: $615,098)		615,098

TOTAL INVESTMENTS IN SECURITIES — 103.33% (Cost: $10,304,269)		10,158,817
Other Assets, Less Liabilities — (3.33)%		(327,811)

NET ASSETS — 100.00%		$9,831,006

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

117

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares/iSharesBond ETF
0-5 Year High Yield Corporate Bond	International Inflation-Linked Bond
0-5 Year Investment Grade Corporate Bond	International Treasury Bond
0-5 Year TIPS Bond	J.P. Morgan USD Emerging Markets Bond
1-3 Year International Treasury Bond	Mar 2016 Corporate ex-Financials Term[a,b]
Aaa - A Rated Corporate Bond	Mar 2016 Corporate Term[a,c]
Baa - Ba Rated Corporate Bond	Mar 2018 Corporate ex-Financials Term[a,d]
B - Ca Rated Corporate Bond	Mar 2018 Corporate Term[a,e]
CMBS	Mar 2020 Corporate ex-Financials Term[a,f]
Core Short-Term U.S. Bond	Mar 2020 Corporate Term[a,g]
Financials Bond	Mar 2023 Corporate ex-Financials Term[a,h]
Floating Rate Bond	Mar 2023 Corporate Term[a,i]
Global Inflation-Linked Bond	TIPS Bond
GNMA Bond	U.S. Treasury Bond
Industrials Bond	Utilities Bond

[a]	The funds changed their names effective March 1, 2014.
[b]	Formerly the iSharesBond 2016 Corporate ex-Financials Term ETF.
[c]	Formerly the iSharesBond 2016 Corporate Term ETF.
[d]	Formerly the iSharesBond 2018 Corporate ex-Financials Term ETF.
[e]	Formerly the iSharesBond 2018 Corporate Term ETF.
[f]	Formerly the iSharesBond 2020 Corporate ex-Financials Term ETF.
[g]	Formerly the iSharesBond 2020 Corporate Term ETF.
[h]	Formerly the iSharesBond 2023 Corporate ex-Financials Term ETF.
[i]	Formerly the iSharesBond 2023 Corporate Term ETF.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

118

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

119

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares/iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
0-5 Year High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$33,021,910	$—	$33,021,910
Money Market Funds	4,184,571	—	—	4,184,571

	$4,184,571	$33,021,910	$—	$37,206,481

0-5 Year Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$9,860,239	$—	$9,860,239
Foreign Agency Obligations	—	76,735	—	76,735
Money Market Funds	300,530	—	—	300,530

	$300,530	$9,936,974	$—	$10,237,504

0-5 Year TIPS Bond
Assets:
U.S. Government Obligations	$—	$574,703,467	$—	$574,703,467
Money Market Funds	252,537,948	—	—	252,537,948

	$252,537,948	$574,703,467	$—	$827,241,415

1-3 Year International Treasury Bond
Assets:
Foreign Government Obligations	$—	$170,164,908	$—	$170,164,908
Money Market Funds	126,146	—	—	126,146

	$126,146	$170,164,908	$—	$170,291,054

Aaa - A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$389,647,830	$—	$389,647,830
Money Market Funds	18,062,063	—	—	18,062,063

	$18,062,063	$389,647,830	$—	$407,709,893

Baa - Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$20,167,528	$—	$20,167,528
Money Market Funds	716,099	—	—	716,099

	$716,099	$20,167,528	$—	$20,883,627

B - Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$10,275,358	$—	$10,275,358
Money Market Funds	714,280	—	—	714,280

	$714,280	$10,275,358	$—	$10,989,638

120

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares/iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
CMBS
Assets:
Collateralized Mortgage Obligations	$—	$88,602,888	$—	$88,602,888
Money Market Funds	779,065	—	—	779,065

	$779,065	$88,602,888	$—	$89,381,953

Core Short-Term U.S. Bond
Assets:
Corporate Bonds & Notes	$—	$29,255,471	$—	$29,255,471
Foreign Agency Obligations	—	3,979,369	—	3,979,369
Foreign Government Obligations	—	679,201	—	679,201
U.S. Government & Agency Obligations	—	74,696,878	—	74,696,878
Money Market Funds	14,312,324	—	—	14,312,324

	$14,312,324	$108,610,919	$—	$122,923,243

Financials Bond
Assets:
Corporate Bonds & Notes	$—	$9,801,398	$—	$9,801,398
Money Market Funds	671,923	—	—	671,923

	$671,923	$9,801,398	$—	$10,473,321

Floating Rate Bond
Assets:
Corporate Bonds & Notes	$—	$3,159,291,350	$—	$3,159,291,350
Foreign Agency Obligations	—	537,558,612	—	537,558,612
Money Market Funds	70,931,921	—	—	70,931,921

	$70,931,921	$3,696,849,962	$—	$3,767,781,883

Global Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$15,469,094	$—	$15,469,094
U.S. Government	—	8,815,043	—	8,815,043
Money Market Funds	1,039,011	—	—	1,039,011

	$1,039,011	$24,284,137	$—	$25,323,148

GNMA Bond
Assets:
U.S. Government Agency Obligations	$—	$29,305,233	$—	$29,305,233
Money Market Funds	13,054,612	—	—	13,054,612

	$13,054,612	$29,305,233	$—	$42,359,845

Industrials Bond
Assets:
Corporate Bonds & Notes	$—	$14,340,839	$—	$14,340,839
Money Market Funds	995,984	—	—	995,984

	$995,984	$14,340,839	$—	$15,336,823

International Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$100,365,070	$—	$100,365,070
Money Market Funds	1,528	—	—	1,528

	$1,528	$100,365,070	$—	$100,366,598

International Treasury Bond
Assets:
Foreign Government Obligations	$—	$527,720,757	$—	$527,720,757
Money Market Funds	388,156	—	—	388,156

	$388,156	$527,720,757	$—	$528,108,913

121

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares/iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

J.P. Morgan USD Emerging Markets Bond
Assets:
Corporate Bonds & Notes	$—	$23,110,968	$—	$23,110,968
Foreign Agency Obligations	—	666,763,971	—	666,763,971
Foreign Government Obligations	—	2,659,484,481	—	2,659,484,481
Money Market Funds	25,745,511	—	—	25,745,511

	$25,745,511	$3,349,359,420	$—	$3,375,104,931

Mar 2016 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$33,759,910	$—	$33,759,910
Money Market Funds	974,701	—	—	974,701

	$974,701	$33,759,910	$—	$34,734,611

Mar 2016 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$13,386,286	$—	$13,386,286
Investment Companies	6,052,414	—	—	6,052,414
Money Market Funds	963,355	—	—	963,355

	$7,015,769	$13,386,286	$—	$20,402,055

Mar 2018 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$172,499,336	$—	$172,499,336
Money Market Funds	7,607,583	—	—	7,607,583

	$7,607,583	$172,499,336	$—	$180,106,919

Mar 2018 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$17,286,558	$—	$17,286,558
Investment Companies	7,629,160	—	—	7,629,160
Money Market Funds	1,415,228	—	—	1,415,228

	$9,044,388	$17,286,558	$—	$26,330,946

Mar 2020 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$66,583,056	$—	$66,583,056
Money Market Funds	979,428	—	—	979,428

	$979,428	$66,583,056	$—	$67,562,484

Mar 2020 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$6,939,496	$—	$6,939,496
Investment Companies	3,129,076	—	—	3,129,076
Money Market Funds	241,328	—	—	241,328

	$3,370,404	$6,939,496	$—	$10,309,900

Mar 2023 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$41,227,608	$—	$41,227,608
Money Market Funds	2,040,070	—	—	2,040,070

	$2,040,070	$41,227,608	$—	$43,267,678

Mar 2023 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$6,920,512	$—	$6,920,512
Investment Companies	3,006,671	—	—	3,006,671
Money Market Funds	587,358	—	—	587,358

	$3,594,029	$6,920,512	$—	$10,514,541

122

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares/iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

TIPS Bond
Assets:
U.S. Government Obligations	$—	$12,623,155,410	$—	$12,623,155,410
Money Market Funds	5,762,504,072	—	—	5,762,504,072

	$5,762,504,072	$12,623,155,410	$—	$18,385,659,482

U.S. Treasury Bond
Assets:
U.S. Government Obligations	$—	$111,603,543	$—	$111,603,543
Money Market Funds	47,529,679	—	—	47,529,679

	$47,529,679	$111,603,543	$—	$159,133,222

Utilities Bond
Assets:
Corporate Bonds & Notes	$—	$9,543,719	$—	$9,543,719
Money Market Funds	615,098	—	—	615,098

	$615,098	$9,543,719	$—	$10,158,817

WHEN-ISSUED/TBA TRANSACTIONS

The iShares GNMA Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

123

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iSHARES® TRUST

FEDERAL INCOME TAXES

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares/iSharesBond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$37,135,445	$217,468	$(146,432)	$71,036
0-5 Year Investment Grade Corporate Bond	10,195,741	43,916	(2,153)	41,763
0-5 Year TIPS Bond	828,885,311	1,194,342	(2,838,238)	(1,643,896)
1-3 Year International Treasury Bond	169,919,338	3,917,801	(3,546,085)	371,716
Aaa - A Rated Corporate Bond	419,775,316	1,329,281	(13,394,704)	(12,065,423)
Baa - Ba Rated Corporate Bond	20,970,399	311,398	(398,170)	(86,772)
B - Ca Rated Corporate Bond	10,647,383	432,944	(90,689)	342,255
CMBS	88,809,467	975,754	(403,268)	572,486
Core Short-Term U.S. Bond	122,697,621	297,345	(71,723)	225,622
Financials Bond	10,116,816	385,364	(28,859)	356,505
Floating Rate Bond	3,761,162,920	7,773,854	(1,154,891)	6,618,963
Global Inflation-Linked Bond	26,518,603	379,344	(1,574,799)	(1,195,455)
GNMA Bond	42,597,044	154,304	(391,503)	(237,199)
Industrials Bond	15,644,177	105,745	(413,099)	(307,354)
International Inflation-Linked Bond	109,669,293	2,539,552	(11,842,247)	(9,302,695)
International Treasury Bond	522,703,596	18,985,883	(13,580,566)	5,405,317
J.P. Morgan USD Emerging Markets Bond	3,610,097,332	9,443,015	(244,435,416)	(234,992,401)
Mar 2016 Corporate ex-Financials Term	34,685,442	67,756	(18,587)	49,169
Mar 2016 Corporate Term	20,279,012	124,403	(1,360)	123,043
Mar 2018 Corporate ex-Financials Term	180,668,309	357,998	(919,388)	(561,390)
Mar 2018 Corporate Term	25,961,722	373,072	(3,848)	369,224
Mar 2020 Corporate ex-Financials Term	68,863,391	87,823	(1,388,730)	(1,300,907)
Mar 2020 Corporate Term	10,054,100	256,853	(1,053)	255,800
Mar 2023 Corporate ex-Financials Term	45,365,266	7,721	(2,105,309)	(2,097,588)
Mar 2023 Corporate Term	10,409,653	114,916	(10,028)	104,888
TIPS Bond	18,391,873,509	259,038,059	(265,252,086)	(6,214,027)
U.S. Treasury Bond	160,310,697	138,065	(1,315,540)	(1,177,475)
Utilities Bond	10,304,269	99,948	(245,400)	(145,452)

124

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iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan . The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares/iSharesBond ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
0-5 Year Investment Grade Corporate Bond
PNC Funding Corp.
5.25%, 11/15/15	$50	$—	$—	$50	$53,798	$148	$—

Aaa - A Rated Corporate Bond
PNC Bank N.A.
2.70%, 11/01/22	$250	$—	$—	$250	$232,551	$1,704	$—
2.95%, 01/30/23	400	—	—	400	376,101	3,075	—
4.20%, 11/01/25	350	—	—	350	353,267	3,425	—

125

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iSHARES® TRUST

iShares/iSharesBond ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
2.70%, 09/19/16	$650	$—	$—	$650	$678,389	$2,010	$—
3.63%, 02/08/15	700	—	—	700	722,492	1,189	—
5.13%, 02/08/20	700	—	—	700	796,428	4,217	—

					$3,159,228	$15,620	$—

Core Short-Term U.S.Bond
PNC Funding Corp.
2.70%, 09/19/16	$50	$50	$—	$100	$104,368	$290	$—

Financials Bond
PNC Funding Corp.
2.70%, 09/19/16	$150	$—	$—	$150	$156,551	$726	$—

Floating Rate Bond
PNC Bank N.A.
0.58%, 04/29/16	$9,000	$—	$—	$9,000	$9,004,896	$13,010	$—
PNC Funding Corp.
0.51%, 01/31/14	5,255	—	(5,255)	$—	—	3,532	—

					$9,004,896	$16,542	$—

Mar 2016 Corporate Term
iSharesBond Mar 2016 Corporate ex-Financials Term ETF	$45	$16	$—	$61	$6,052,414	$8,055	$—

Mar 2018 Corporate Term
iSharesBond Mar 2018 Corporate ex-Financials Term ETF	$47	$30	$—	$77	$7,629,160	$15,443	$—

Mar 2020 Corporate Term
iSharesBond Mar 2020 Corporate ex-Financials Term ETF	$32	$—	$—	$32	$3,129,076	$15,800	$—
PNC Funding Corp.
5.13%, 02/28/20	100	—	—	100	113,775	912	—

					$3,242,851	$16,712	$—

Mar 2023 Corporate Term
iSharesBond Mar 2023 Corporate ex-Financials Term ETF	$32	$—	$—	$32	$3,006,671	$21,617	$—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	100	—	—	100	94,661	—	—

					$3,101,332	$21,617	$—

126

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:    March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:    March 24, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:    March 24, 2014